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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-1474

                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       11 Greenway Plaza, Suite 100 Houston, Texas        77046
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

       Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end:  7/31

Date of reporting period: 1/31/05

Item 1.  Reports to Stockholders.

                                                               AIM DYNAMICS FUND
                            Semiannual Report to Shareholders . January 31, 2005



                                  [COVER IMAGE]

                                                  FORMERLY INVESCO DYNAMICS FUND



                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM DYNAMICS FUND seeks to provide long-term capital growth.

.. Unless otherwise stated, information presented in this report is as of 1/31/05 and is based on total net assets.

.. Effective 10/15/04, INVESCO Dynamics Fund was renamed AIM Dynamics Fund.

ABOUT SHARE CLASSES

.. Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

.. Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

.. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --registered trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. Russell Midcap Growth Index, which represents the performance of the stocks of domestic mid-capitalization companies; the Growth subset measures the performance of Russell Midcap companies with higher price/book ratios and higher forecasted growth values.

.. The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
AIMINVESTMENTS.COM

[GRAHAM PHOTO]

ROBERT H. GRAHAM

[WILLIAMSON PHOTO]

MARK H. WILLIAMSON

[CROCKETT PHOTO]

BRUCE L. CROCKETT

Dear Fellow Shareholder of The AIM Family of Funds --registered trademark-- :

NEW BOARD CHAIR

It is our pleasure to introduce you to Bruce Crockett, the new Chair of the Board of Trustees of the AIM Funds. Bob Graham has served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent Fund trustee, meaning a trustee who is not an officer of the Fund's investment advisor, serve as Chair of the Funds' Board. In addition, a similar provision was included in the terms of AIM Advisors' recent settlements with certain regulators. Accordingly, the AIM Funds' Board elected Mr. Crockett, one of the 13 independent trustees on the AIM Funds' Board, as Chair. His appointment became effective on October 4, 2004. Mr. Graham remains on the Funds' Board as Vice Chair and President, as does Mark Williamson, President and Chief Executive Officer of AIM Investments --registered trademark--. Mr. Graham also remains Chair of AIM Investments.

Mr. Crockett has been a member of the AIM Funds' Board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent Chair of the Funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of Fund shareholders, and we at AIM share that commitment.

MARKET CONDITIONS DURING THE FISCAL YEAR

After rising 9.23% in the fourth quarter of 2004, the S&P 500 Index declined by 2.44% in January 2005. The market's January performance disappointed some investors who were looking for the so-called "January effect," in which positive returns in January supposedly portend a strong stock market for the full year. Nonetheless, many equity investors took comfort in the fact that the S&P 500 Index rose 8.15% for the six months covered by this report.

     Bond returns were solid despite the fact that the U.S. Federal Reserve began raising short-term interest rates during 2004. For the six-month reporting period, the Lehman U.S. Aggregate Bond Index, which represents the performance of investment-grade bonds, returned 3.81%; the Lehman High Yield Index, which represents the performance of high yield securities, rose 8.03%; and the Lehman Municipal Bond Index, which represents the performance of investment-grade municipal securities, rose 4.80%. (All three Lehman indexes are compiled by Lehman Brothers, the global investment bank.)

     All in all, 2004 was a good year for most American investors. Profit growth of U.S. corporations was generally positive, and the decline in the value of the dollar boosted returns from foreign holdings. U.S. gross domestic product (GDP) grew 4.4% for all of 2004. Business economists responding to a December 2004 BusinessWeek survey foresaw GDP growth of 3.5% in 2005, a level higher than the post-World War II average of 3.4%. Also, the Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during February and remained in very strong territory.

     Of course, none of this can guarantee that 2005 will be another year of positive returns for equity or fixed-income investors. Over the short term, the only sure thing about the markets is their unpredictability. Hence, we have always urged shareholders to maintain a long-term investment perspective, to make sure their portfolio of investments is suitably diversified, and to contact their financial advisors any time they have questions or concerns about their investments or the markets.

YOUR FUND

The following pages present a discussion of how your Fund invests, how it performed compared to pertinent benchmarks during the reporting period and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often. Updated information on your Fund is always available there, as well as general information on a variety of investing topics.

     As always, AIM remains committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON
---------------------------------            -------------------------------
Robert H. Graham                             Mark H. Williamson
Chair, AIM Investments                       CEO & President, AIM Investments
President & Vice Chair, AIM Funds            Trustee, AIM Funds

March 1, 2005

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Stocks, as measured by most domestic market indexes, rallied in the fourth quarter of 2004. The market upswing, combined with strong stock selection, enabled the Fund to post double-digit returns for the six months ended January 31, 2005.

FUND VS. INDEXES

Total returns, 7/31/04-1/31/05, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                       14.00%
Class B Shares                       13.70
Class C Shares                       13.68
Class K Shares                       13.92
Investor Class Shares                14.09
S&P 500 Index (Broad Market Index)    8.15
Russell Midcap Growth Index
(Style-specific Index)               13.61
Lipper Mid-Cap Growth Fund Index
(Peer Group Index)                   12.83

Source: Lipper, Inc.

For the reporting period, mid-cap stocks generally outperformed large-cap stocks. The Fund's focus on mid-cap stocks helped it outperform the large-cap oriented S&P 500 Index. Mid-cap growth stocks underperformed mid-cap value stocks over the period. The portfolio management team's sensitivity to valuation helped the Fund's performance relative to the Russell Midcap Growth Index and its Lipper peer group. Moreover, the Fund outperformed the Russell Midcap Growth Index in seven out of 10 sectors, largely because of strong stock selection.

HOW WE INVEST

The Fund's current management team assumed its duties effective July 16, 2004. We use a bottom-up approach for investing, selecting stocks based on an analysis of individual companies. In order to place the Fund firmly within the mid-cap category, we eliminated several large-cap companies previously held in the Fund. We have also placed slightly heavier emphasis on selecting growth stocks with attractive valuations. Our goal is to produce consistent returns over the long term by adhering to our investment process in all market environments.

     Our investment process involves:

.. Identifying mid-capitalization companies that we believe have sustainable revenue and earnings growth and that have stock valuations which are low relative to their projected growth rates;

.. Applying fundamental research to identify stocks of companies with large potential markets, cash-generating business models, improving balance sheets and solid management teams;

.. Using a variety of valuation techniques to determine target buy prices and a stock's valuation upside and downside potential.

MARKET CONDITIONS AND YOUR FUND

Stocks, as measured by the S&P 500 Index, rose over the six-month reporting period, as major economic indicators were generally positive. Gross domestic product, the broadest measure of overall economic activity, rose at annualized rates of 4.0% and 3.8% in the third and fourth quarters of 2004, respectively.

     Most of the S&P 500 Index's gains were recorded in the fourth quarter of 2004. The index rose after the price of oil peaked in October and the U.S. presidential campaign drew to a close. The Fund was in a favorable position to take advantage of this rally.

     Mid- and small-cap stocks made up more than 85% of the portfolio's composition at the close of the reporting period. These two asset classes led the market rally in the fourth quarter and were the top performers for the reporting period, enhancing Fund performance.

     The Fund's exposure to more cyclically sensitive stocks also helped fourth-quarter performance.

     For example, at the close of the reporting period, the Fund's two largest sector weightings were information technology and consumer discretionary, comprising more than 40% of the portfolio's total assets. These sectors, which tend to be more cyclically sensitive, led the market rally and also contributed the most to Fund performance in the fourth quarter.

PORTFOLIO COMPOSITION
By sector
                 [PIE CHART]
Energy                                   6.4%
Telecommunications Services              3.2%
Materials                                3.9%
Consumer Staples                         0.9%
Money Market Funds Plus Other Assets
Less Liabilities                         2.7%
Information Technology                  22.0%
Consumer Discretionary                  19.8%
Health Care                             16.9%
Industrials                             11.2%
Financials                              13.0%

TOP 10 EQUITY HOLDINGS*
 1. Hilton Hotels Corp.                  1.8%
 2. Royal Caribbean Cruises Ltd.
    (Liberia)                            1.6
 3. Starwood Hotels & Resorts
    Worldwide, Inc.                      1.5
 4. Amphenol Corp.- Class A              1.4
 5. Manpower Inc.                        1.4
 6. American Tower Corp.-Class A         1.4
 7. Coach, Inc.                          1.4
 8. Staples, Inc.                        1.4
 9. Amdocs Ltd. (United Kingdom)         1.4
10. Avaya Inc.                           1.3

TOP 10 INDUSTRIES*
 1. Hotels, Resorts & Cruise Lines       4.9%
 2. Communications Equipment             4.6
 3. Real Estate                          4.6
 4. Biotechnology                        4.2
 5. Diversified Commercial Services      3.9
 6. Semiconductors                       3.7
 7. Health Care Equipment                3.5
 8. Asset Management & Custody Banks     3.4
 9. Wireless Telecommunication Services  3.2

10. Application Software             3.2


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

     Consumer discretionary stocks, which had struggled for much of 2004, recorded double-digit returns during the fourth quarter and contributed the most to Fund performance for the reporting period, as the portfolio had significant exposure to this sector. The consumer discretionary sector valuations rallied in conjunction with the holiday shopping season. A stock in this sector that enhanced Fund performance was Abercrombie & Fitch, an upscale casual clothing retailer which has benefited from improved sales. Garmin, a manufacturer of digital navigation products that use global positioning system technology to provide geographic location data, also was a positive contributor to performance in this sector. Garmin is experiencing increased demand for its existing products and, in our opinion, has a strong new product pipeline. We sold the stock and took profits.

     The Fund also had a relatively large weighting in health care, and this sector was the second largest contributor to performance. Health care stocks rallied after the uncertainty surrounding the presidential election was dispelled.

     Relative to the Russell Midcap Growth Index and the S&P 500 Index, health care was the most significant contributor to Fund performance as the portfolio benefited from strong stock selection. A health care stock that performed well for the Fund was Shire Pharmaceuticals, a British drug company. Earlier in 2004, this stock declined amid concerns about the company's weak product pipeline and that one of its most successful drugs would be offered generically in 2006. However, the stock rebounded after the company announced plans to acquire another firm that could help strengthen its product pipeline. In addition, Shire received approval to market a new dialysis drug.

     The Fund's information technology holdings, while collectively recording positive returns for the reporting period, detracted from performance relative to the Russell Midcap Growth Index. Tech stocks that declined in value were Novell, which offers a network server operating system that connects desktop computers to corporate networks, and Iron Mountain, a records and information management company. Novell's stock fell in tandem with other information technology stocks early in the reporting period. We sold the stock shortly after the end of the reporting period.

     Iron Mountain declined following the company's announcement of lower-than-anticipated profit margins in the company's U.S. paper-based records management business. While this is a potentially relevant issue in the short term, we continued to hold the stock as we believe the company could benefit from increased demand for its services because of expanding record retention requirements stemming from heightened regulations in certain industries.

=======================================

TOTAL NET ASSETS           $2.5 billion
TOTAL NUMBER OF HOLDINGS*           108

=======================================

IN CLOSING

We are pleased to have provided positive returns for our investors for the reporting period. We are always striving to improve performance while adhering to the Fund's investment discipline, which focuses on the attractively priced stocks of mid-cap companies with the potential to deliver sustainable earnings growth. We appreciate your continued participation in AIM Dynamics Fund.

The views and opinions expressed in Management's Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

          See important Fund and index disclosures inside front cover.

[RASPLICKA PHOTO]

PAUL J. RASPLICKA,

Chartered Financial Analyst and Senior Portfolio Manager, is lead manager of AIM Dynamics Fund. Mr. Rasplicka began his investment career in 1982. A native of Denver, Mr. Rasplicka is a magna cum laude graduate of the University of Colorado at Boulder with a B.S. in business administration. He received an M.B.A. from the University of Chicago. He is also a Chartered Investment Counselor.

[CHAPMAN PHOTO]

MICHAEL CHAPMAN,

Chartered Financial Analyst and Portfolio Manager, began his investment career in 1995. He joined AIM in 2001 and is a manager of AIM Dynamics Fund. Mr. Chapman has a B.S. in petroleum engineering and an M.A. in energy and mineral resources from the University of Texas.

Assisted by the Mid-Cap Growth/GARP Team


                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE RECORD, PLEASE TURN TO PAGE 5.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004, to January 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2005, appear in the table "Fund vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                          HYPOTHETICAL
                                         ACTUAL                (5% annual return before expenses)
                               -----------------------------   ----------------------------------
           Beginning Account   Ending Account      Expenses       Ending Account        Expenses
 Share           Value              Value        Paid During           Value          Paid During
 Class        (08/01/04)       (01/31/05)/1/      Period/2/         (01/31/05)         Period/2/
--------   -----------------   --------------   ------------   -----------------    -------------
   A          $ 1,000.00         $ 1,140.00        $  6.90          $ 1,018.75          $ 6.51
   B            1,000.00           1,137.00          10.40            1,015.48            9.80
   C            1,000.00           1,136.80          10.39            1,015.48            9.80
   K            1,000.00           1,139.20           7.44            1,018.25            7.02
Investor        1,000.00           1,140.90           6.37            1,019.26            6.01

/1/ The actual ending account value is based on the actual total return of the Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2005, appear in the table "Fund vs. Indexes" on page 2.

/2/ Expenses are equal to the Fund's annualized expense ratio (1.28%, 1.93%, 1.93%, 1.38% and 1.18% for Class A, B, C, K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                                            [ARROW
                                            BUTTON    For More Information Visit
                                            IMAGE]    AIMINVESTMENTS.COM

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended 1/31/05, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/05, including applicable sales charges

Class A Shares
Inception (3/28/02)                         0.02%
  1 Year                                    1.12

Class B Shares
Inception (3/28/02)                         0.21%
  1 Year                                    1.30

Class C Shares
Inception (2/14/00)                       -11.26%
  1 Year                                    5.29

Class K Shares
Inception (11/30/00)                       -7.76%
  1 Year                                    6.86

Investor Class Shares
 10 Years                                  10.19%
  5 Years                                  -8.52
  1 Year                                    7.08

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of 12/31/04, the most recent calendar quarter-end.

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/04, including applicable sales charges

Class A Shares
Inception (3/28/02)                         0.71%
  1 Year                                    5.63

Class B Shares
Inception (3/28/02)                         0.94%
  1 Year                                    6.07

Class C Shares
Inception (2/14/00)                       -11.08%
  1 Year                                   10.07

Class K Shares
Inception (11/30/00)                       -7.49%
  1 Year                                   11.68

Investor Class Shares
 10 Years                                  10.36%
  5 Years                                  -8.51
  1 Year                                   11.94

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.
Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses, performance of Class B and Class C shares would have been lower.

     SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/05

AIM DYNAMICS FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

=====================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 1/31/05

Inception (5/22/00)                             -7.82%
 1 Year                                          7.64
 6 Months*                                      14.43
=====================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/04, most recent
calendar quarter-end

Inception (5/22/00)                             -7.59%
 1 Year                                         12.52
 6 Months*                                       8.25

*    Cumulative total return that has not been
     annualized
=====================================================

Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes due to differing sales charges and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your fund prospectus for more information. For the most current month-end performance, please call 800-525-8085 or visit AIMinvestments.com.

                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                       [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO]
                         - REGISTERED TRADEMARK -      - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM     I-DYN-INS-2

     INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004, to January 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2005, appears in the table on the front of this supplement. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================================

                                                      ACTUAL                         HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN
                                                                                   BEFORE EXPENSES)
                         BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES     ENDING ACCOUNT       EXPENSES
                               VALUE            VALUE        PAID DURING        VALUE          PAID DURING
                             (8/1/04)        (1/31/05)/1/     PERIOD/2/      (1/31/05)          PERIOD/2/
Institutional Class         $ 1,000.00       $ 1,144.30        $ 3.62        $ 1,021.83           $ 3.41

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The
Fund's actual cumulative total return after expenses for the six months ended
January 31, 2005, appears in the table on the front of this supplement.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.67% for Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

==========================================================================================================

AIMINVESTMENTS.COM     I-DYN-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                           MARKET
                                              SHARES       VALUE
         -------------------------------------------------------------
         COMMON STOCKS & OTHER EQUITY
          INTERESTS-97.31%

         ADVERTISING-0.94%
         Omnicom Group Inc.                    275,600 $    23,395,684
         -------------------------------------------------------------

         AIR FREIGHT & LOGISTICS-0.83%
         Robinson (C.H.) Worldwide, Inc.       399,900      20,594,850
         -------------------------------------------------------------

         APPAREL RETAIL-2.38%
         Abercrombie & Fitch Co. -- Class A    632,100      31,680,852
         -------------------------------------------------------------
         Ross Stores, Inc.                     953,300      27,283,446
         -------------------------------------------------------------
                                                            58,964,298
         -------------------------------------------------------------

         APPAREL, ACCESSORIES & LUXURY
          GOODS-2.58%
         Coach, Inc./(a)/                      608,600      34,142,460
         -------------------------------------------------------------
         Polo Ralph Lauren Corp.               764,600      29,781,170
         -------------------------------------------------------------
                                                            63,923,630
         -------------------------------------------------------------

         APPLICATION SOFTWARE-3.22%
         Amdocs Ltd. (United Kingdom)/(a)/   1,139,600      33,903,100
         -------------------------------------------------------------
         Autodesk, Inc.                        385,400      11,319,198
         -------------------------------------------------------------
         Macromedia, Inc./(a)/                 198,300       6,789,792
         -------------------------------------------------------------
         Mercury Interactive Corp./(a)/        385,400      16,868,958
         -------------------------------------------------------------
         NAVTEQ Corp./(a)/                     291,300      11,153,877
         -------------------------------------------------------------
                                                            80,034,925
         -------------------------------------------------------------

         ASSET MANAGEMENT & CUSTODY
          BANKS-3.36%
         Investors Financial Services Corp.    545,300      27,488,573
         -------------------------------------------------------------
         Legg Mason, Inc.                      363,050      28,038,351
         -------------------------------------------------------------
         T. Rowe Price Group Inc.              467,000      27,949,950
         -------------------------------------------------------------
                                                            83,476,874
         -------------------------------------------------------------

         BIOTECHNOLOGY-4.21%
         Affymetrix, Inc./(a)/                 362,000      14,899,920
         -------------------------------------------------------------
         Eyetech Pharmaceuticals Inc./(a)/     341,400      12,584,004
         -------------------------------------------------------------
         Genzyme Corp./(a)/                    374,000      21,770,540
         -------------------------------------------------------------
         Gilead Sciences, Inc./(a)/            531,100      17,579,410
         -------------------------------------------------------------
         Invitrogen Corp./(a)/                 236,500      16,249,915
         -------------------------------------------------------------
         Martek Biosciences Corp./(a)/         403,800      21,328,716
         -------------------------------------------------------------
                                                           104,412,505
         -------------------------------------------------------------

         BROADCASTING & CABLE TV-1.12%
         Scripps Co. (E.W.) (The) -- Class A   597,600      27,704,736
         -------------------------------------------------------------

         CASINOS & GAMING-1.26%
         Station Casinos, Inc.                 510,000      31,365,000
         -------------------------------------------------------------

         COMMODITY CHEMICALS-0.87%
         Celanese Corp.-Series A/(a)/        1,335,800      21,546,454
         -------------------------------------------------------------

                                                                  MARKET
                                                     SHARES       VALUE
  ---------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT-4.64%
  Avaya Inc./(a)/                                   2,245,900 $    32,228,665
  ---------------------------------------------------------------------------
  Comverse Technology, Inc./(a)/                    1,213,000      27,110,550
  ---------------------------------------------------------------------------
  Corning Inc./(a)/                                 2,156,200      23,588,828
  ---------------------------------------------------------------------------
  Juniper Networks, Inc./(a)(b)/                      549,000      13,796,370
  ---------------------------------------------------------------------------
  Scientific-Atlanta, Inc.                            610,400      18,501,224
  ---------------------------------------------------------------------------
                                                                  115,225,637
  ---------------------------------------------------------------------------

  COMPUTER STORAGE & PERIPHERALS-1.00%
  Storage Technology Corp./(a)/                       789,600      24,864,504
  ---------------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING-0.68%
  Chicago Bridge & Iron Co. N.V.-New York Shares
   (Netherlands)                                      443,700      16,771,860
  ---------------------------------------------------------------------------

  CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.21%
  PACCAR Inc.                                          72,900       5,151,114
  ---------------------------------------------------------------------------

  CONSUMER ELECTRONICS-0.54%
  Harman International Industries, Inc.               109,300      13,296,345
  ---------------------------------------------------------------------------

  CONSUMER FINANCE-0.46%
  First Marblehead Corp. (The)/(a)/                   176,000      11,322,080
  ---------------------------------------------------------------------------

  DATA PROCESSING & OUTSOURCED
   SERVICES-2.01%
  Alliance Data Systems Corp./(a)/                    646,100      28,053,662
  ---------------------------------------------------------------------------
  Iron Mountain Inc./(a)/                             776,900      21,908,580
  ---------------------------------------------------------------------------
                                                                   49,962,242
  ---------------------------------------------------------------------------

  DEPARTMENT STORES-1.02%
  Kohl's Corp./(a)/                                   538,700      25,324,287
  ---------------------------------------------------------------------------

  DISTILLERS & VINTNERS-0.38%
  Constellation Brands, Inc. -- Class A/(a)/          181,200       9,407,904
  ---------------------------------------------------------------------------

  DIVERSIFIED BANKS-0.90%
  Centennial Bank Holdings, Inc.
   (Acquired 12/27/04; Cost $21,749,700)/(a)(c)(d)/ 2,071,400      22,267,550
  ---------------------------------------------------------------------------

  DIVERSIFIED CHEMICALS-1.06%
  Eastman Chemical Co.                                488,200      26,436,030
  ---------------------------------------------------------------------------

  DIVERSIFIED COMMERCIAL SERVICES-3.93%
  Apollo Group, Inc. -- Class A/(a)/                  151,550      11,849,694
  ---------------------------------------------------------------------------
  Career Education Corp./(a)/                         709,400      28,581,726
  ---------------------------------------------------------------------------
  Cintas Corp.                                        597,500      25,991,250
  ---------------------------------------------------------------------------
  Corrections Corp. of America/(a)/                   758,350      31,160,601
  ---------------------------------------------------------------------------
                                                                   97,583,271
  ---------------------------------------------------------------------------

  ELECTRICAL COMPONENTS &
   EQUIPMENT-0.67%
  Cooper Industries, Ltd. -- Class A (Bermuda)        239,500      16,645,250
  ---------------------------------------------------------------------------

                                                               MARKET
                                                  SHARES       VALUE
     ---------------------------------------------------------------------

     ELECTRONIC EQUIPMENT
      MANUFACTURERS-1.44%
     Amphenol Corp. -- Class A/(a)/                908,900 $    35,747,037
     ---------------------------------------------------------------------

     EMPLOYMENT SERVICES-1.43%
     Manpower Inc.                                 727,600      35,397,740
     ---------------------------------------------------------------------

     ENVIRONMENTAL SERVICES-1.21%
     Republic Services, Inc.                       258,770       8,531,647
     ---------------------------------------------------------------------
     Stericycle, Inc./(a)/                         416,600      21,425,738
     ---------------------------------------------------------------------
                                                                29,957,385
     ---------------------------------------------------------------------

     GENERAL MERCHANDISE STORES-1.49%
     Dollar General Corp.                        1,174,100      23,728,561
     ---------------------------------------------------------------------
     Dollar Tree Stores, Inc./(a)/                 488,800      13,310,024
     ---------------------------------------------------------------------
                                                                37,038,585
     ---------------------------------------------------------------------

     HEALTH CARE DISTRIBUTORS-0.99%
     Henry Schein, Inc./(a)/                       360,000      24,501,600
     ---------------------------------------------------------------------

     HEALTH CARE EQUIPMENT-3.54%
     INAMED Corp./(a)/                             200,000      13,840,000
     ---------------------------------------------------------------------
     Kinetic Concepts, Inc./(a)/                   478,600      31,109,000
     ---------------------------------------------------------------------
     PerkinElmer, Inc.                             800,000      18,392,000
     ---------------------------------------------------------------------
     Waters Corp./(a)/                             500,000      24,540,000
     ---------------------------------------------------------------------
                                                                87,881,000
     ---------------------------------------------------------------------

     HEALTH CARE SERVICES-2.73%
     Caremark Rx, Inc./(a)/                        650,000      25,415,000
     ---------------------------------------------------------------------
     Express Scripts, Inc./(a)/                    384,600      28,533,474
     ---------------------------------------------------------------------
     Renal Care Group, Inc./(a)/                   360,000      13,737,600
     ---------------------------------------------------------------------
                                                                67,686,074
     ---------------------------------------------------------------------

     HEALTH CARE SUPPLIES-0.97%
     Cooper Cos., Inc. (The)                       312,400      23,961,080
     ---------------------------------------------------------------------

     HOMEBUILDING-1.29%
     Pulte Homes, Inc.                             484,300      32,002,544
     ---------------------------------------------------------------------

     HOTELS, RESORTS & CRUISE LINES-4.93%
     Hilton Hotels Corp.                         2,054,600      45,714,850
     ---------------------------------------------------------------------
     Royal Caribbean Cruises Ltd. (Liberia)/(b)/   755,600      40,046,800
     ---------------------------------------------------------------------
     Starwood Hotels & Resorts Worldwide, Inc.     633,400      36,667,526
     ---------------------------------------------------------------------
                                                               122,429,176
     ---------------------------------------------------------------------

     HYPERMARKETS & SUPER CENTERS-0.52%
     BJ's Wholesale Club, Inc./(a)/                449,200      12,851,612
     ---------------------------------------------------------------------

     INDUSTRIAL GASES-0.57%
     Praxair, Inc.                                 325,600      14,049,640
     ---------------------------------------------------------------------

     INDUSTRIAL MACHINERY-2.27%
     Eaton Corp./(b)/                              392,500      26,686,075
     ---------------------------------------------------------------------
     Ingersoll-Rand Co. -- Class A (Bermuda)       397,400      29,558,612
     ---------------------------------------------------------------------
                                                                56,244,687
     ---------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
 ------------------------------------------------------------------------------

 INSURANCE BROKERS-0.71%
 Willis Group Holdings Ltd. (Bermuda)/(b)/              454,100 $    17,564,588
 ------------------------------------------------------------------------------

 INTEGRATED OIL & GAS-1.14%
 Murphy Oil Corp.                                       316,600      28,266,048
 ------------------------------------------------------------------------------

 INTERNET SOFTWARE & SERVICES-1.87%
 Ask Jeeves, Inc./(a)/                                  505,000      14,321,800
 ------------------------------------------------------------------------------
 VeriSign, Inc./(a)/                                  1,242,300      32,101,032
 ------------------------------------------------------------------------------
                                                                     46,422,832
 ------------------------------------------------------------------------------

 INVESTMENT COMPANIES-EXCHANGE
  TRADED FUNDS-0.82%
 iShares Nasdaq Biotechnology Index Fund/(a)/           285,000      20,303,400
 ------------------------------------------------------------------------------

 IT CONSULTING & OTHER SERVICES-0.26%
 Cognizant Technology Solutions Corp. -- Class A/(a)/   171,000       6,480,900
 ------------------------------------------------------------------------------

 MANAGED HEALTH CARE-0.92%
 Aetna Inc.                                             180,000      22,869,000
 ------------------------------------------------------------------------------

 MULTI-LINE INSURANCE-0.14%
 Quanta Capital Holdings Ltd. (Bermuda)/(a)/            355,000       3,479,000
 ------------------------------------------------------------------------------

 OFFICE ELECTRONICS-0.58%
 Zebra Technologies Corp. -- Class A/(a)/               283,650      14,446,295
 ------------------------------------------------------------------------------

 OIL & GAS DRILLING-1.29%
 Nabors Industries, Ltd. (Bermuda)/(a)/                 250,000      12,600,000
 ------------------------------------------------------------------------------
 Noble Corp. (Cayman Islands)/(a)/                      365,000      19,472,750
 ------------------------------------------------------------------------------
                                                                     32,072,750
 ------------------------------------------------------------------------------

 OIL & GAS EQUIPMENT & SERVICES-1.88%
 Halliburton Co.                                        630,000      25,911,900
 ------------------------------------------------------------------------------
 Smith International, Inc./(a)/                         350,000      20,720,000
 ------------------------------------------------------------------------------
                                                                     46,631,900
 ------------------------------------------------------------------------------

 OIL & GAS EXPLORATION &
  PRODUCTION-1.05%
 Talisman Energy Inc. (Canada)                          875,000      26,075,000
 ------------------------------------------------------------------------------

 OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.08%
 Williams Cos., Inc. (The)                            1,600,000      26,896,000
 ------------------------------------------------------------------------------

 OTHER DIVERSIFIED FINANCIAL
  SERVICES-0.93%
 CapitalSource Inc./(a)/                                978,100      23,092,941
 ------------------------------------------------------------------------------

 PHARMACEUTICALS-2.69%
 MGI Pharma, Inc./(a)/                                  708,200      16,069,058
 ------------------------------------------------------------------------------
 Shire Pharmaceuticals Group PLC-ADR
  (United Kingdom)                                      732,700      25,644,500
 ------------------------------------------------------------------------------
 Valeant Pharmaceuticals International/(b)/           1,000,000      24,970,000
 ------------------------------------------------------------------------------
                                                                     66,683,558
 ------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES       VALUE
    ------------------------------------------------------------------------

    REAL ESTATE-4.55%
    Aames Investment Corp.                         2,577,300 $    27,035,877
    ------------------------------------------------------------------------
    KKR Financial Corp. (Acquired 08/05/04;
     Cost $27,500,000)/(a)(c)/                     2,750,000      29,562,500
    ------------------------------------------------------------------------
    New Century Financial Corp.                      512,900      30,717,581
    ------------------------------------------------------------------------
    People's Choice Financial Corp.
     (Acquired 12/21/04; Cost $24,918,000)/(a)(c)/ 2,491,800      25,540,950
    ------------------------------------------------------------------------
                                                                 112,856,908
    ------------------------------------------------------------------------

    REAL ESTATE MANAGEMENT &
     DEVELOPMENT-1.24%
    CB Richard Ellis Group, Inc. -- Class A/(a)/     881,800      30,854,182
    ------------------------------------------------------------------------

    SEMICONDUCTOR EQUIPMENT-1.94%
    KLA-Tencor Corp./(a)(b)/                         450,600      20,840,250
    ------------------------------------------------------------------------
    Novellus Systems, Inc./(a)(b)/                 1,042,800      27,269,220
    ------------------------------------------------------------------------
                                                                  48,109,470
    ------------------------------------------------------------------------

    SEMICONDUCTORS-3.70%
    Altera Corp./(a)/                                941,300      18,072,960
    ------------------------------------------------------------------------
    ATI Technologies Inc. (Canada)/(a)/              703,700      12,195,121
    ------------------------------------------------------------------------
    Microchip Technology Inc.                      1,141,615      29,739,071
    ------------------------------------------------------------------------
    National Semiconductor Corp.                   1,882,700      31,874,111
    ------------------------------------------------------------------------
                                                                  91,881,263
    ------------------------------------------------------------------------

    SPECIALIZED FINANCE-0.70%
    Moody's Corp.                                    206,200      17,275,436
    ------------------------------------------------------------------------

    SPECIALTY CHEMICALS-1.39%
    Nalco Holding Co./(a)/                           190,600       3,688,110
    ------------------------------------------------------------------------
    Rohm & Haas Co.                                  694,200      30,711,408
    ------------------------------------------------------------------------
                                                                  34,399,518
    ------------------------------------------------------------------------

    SPECIALTY STORES-2.20%
    Advance Auto Parts, Inc./(a)/                    478,000      20,601,800
    ------------------------------------------------------------------------
    Staples, Inc.                                  1,040,800      34,075,792
    ------------------------------------------------------------------------
                                                                  54,677,592
    ------------------------------------------------------------------------

                                                                       MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------------

SYSTEMS SOFTWARE-0.80%
Novell, Inc./(a)/                                  3,435,000      $    19,819,950
----------------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.54%
CDW Corp.                                            231,000           13,513,500
----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
 SERVICES-3.24%
American Tower Corp. -- Class A/(a)/               1,925,000           34,881,000
----------------------------------------------------------------------------------
Nextel Partners, Inc. -- Class A/(a)/              1,393,850           27,723,677
----------------------------------------------------------------------------------
SpectraSite, Inc./(a)/                               302,200           17,708,920
----------------------------------------------------------------------------------
                                                                       80,313,597
----------------------------------------------------------------------------------
    Total Common Stocks & Other Equity
     Interests (Cost $2,056,674,339)                                2,414,410,818
----------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT
U.S. TREASURY BILLS-0.08%
  2.17%, 03/17/05
   (Cost $1,994,696)/(e)/                        $ 2,000,000/(f)/       1,994,696
----------------------------------------------------------------------------------

                                                     SHARES
MONEY MARKET FUNDS-2.88%
Premier Portfolio
 (Cost $71,513,584)/(g)(h)/                       71,513,584           71,513,584
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.27% (excluding
 investments purchased with cash collateral from
 securities loaned) (Cost $2,130,182,619)                           2,487,919,098
----------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.06%
Premier Portfolio/(g)(h)(i)/                       1,324,030            1,324,030
----------------------------------------------------------------------------------
    Total Money Market Funds (purchased with
     cash collateral from securities loaned)
     (Cost $1,324,030)                                                  1,324,030
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.33%
 (Cost $2,131,506,649)                                              2,489,243,128
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.33%)                                  (8,078,163)
----------------------------------------------------------------------------------
NET ASSETS-100.00%                                                $ 2,481,164,965
----------------------------------------------------------------------------------

Investment Abbreviations:
ADR- American Depositary Receipt
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $77,371,000, which represented 3.12% of the Fund's Net Assets. These securities are considered to be illiquid.
(d) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of February 28, 2005 represented 0.90% of the Fund's Net Assets. See Note 3.
(e) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 9.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio.
(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $2,036,919,335)*                  $ 2,394,137,964
-------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $94,587,314)           95,105,164
-------------------------------------------------------------------------------------
    Total investments (cost $2,131,506,649)                            2,489,243,128
-------------------------------------------------------------------------------------
Cash                                                                           2,419
-------------------------------------------------------------------------------------
Foreign currencies, at market value (cost $1,763)                              1,815
-------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        39,901,094
-------------------------------------------------------------------------------------
  Variation margin                                                           377,520
-------------------------------------------------------------------------------------
  Fund shares sold                                                         1,946,986
-------------------------------------------------------------------------------------
  Dividends                                                                  141,523
-------------------------------------------------------------------------------------
  Amount due from advisor                                                     89,333
-------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            414,161
-------------------------------------------------------------------------------------
Other assets                                                                  62,390
-------------------------------------------------------------------------------------
    Total assets                                                       2,532,180,369
-------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                   29,586,416
-------------------------------------------------------------------------------------
  Fund shares reacquired                                                  17,407,020
-------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                         543,036
-------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                              1,324,030
-------------------------------------------------------------------------------------
Accrued distribution fees                                                    524,059
-------------------------------------------------------------------------------------
Accrued trustees' fees                                                         4,687
-------------------------------------------------------------------------------------
Accrued transfer agent fees                                                1,036,604
-------------------------------------------------------------------------------------
Accrued operating expenses                                                   589,552
-------------------------------------------------------------------------------------
    Total liabilities                                                     51,015,404
-------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                          $ 2,481,164,965
-------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                        $ 5,033,923,688
-------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                (7,110,334)
-------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities
 and foreign currencies                                               (2,903,862,848)
-------------------------------------------------------------------------------------
Unrealized appreciation of investment securities, foreign currencies
 and futures contracts                                                   358,214,459
-------------------------------------------------------------------------------------
                                                                     $ 2,481,164,965
-------------------------------------------------------------------------------------


         NET ASSETS:
         Class A                                         $   15,738,007
         --------------------------------------------------------------
         Class B                                         $    2,743,693
         --------------------------------------------------------------
         Class C                                         $    9,793,875
         --------------------------------------------------------------
         Class K                                         $   15,711,417
         --------------------------------------------------------------
         Investor Class                                  $2,432,247,218
         --------------------------------------------------------------
         Institutional Class                             $    4,930,755
         --------------------------------------------------------------

         SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
          UNLIMITED NUMBER OF SHARES AUTHORIZED:
         Class A                                                971,491
         --------------------------------------------------------------
         Class B                                                173,141
         --------------------------------------------------------------
         Class C                                                630,244
         --------------------------------------------------------------
         Class K                                                979,407
         --------------------------------------------------------------
         Investor Class                                     150,240,688
         --------------------------------------------------------------
         Institutional Class                                    299,074
         --------------------------------------------------------------
         Class A:
           Net asset value per share                     $        16.20
         --------------------------------------------------------------
           Offering price per share:
             (Net asset value of $16.20 / 94.50%)        $        17.14
         --------------------------------------------------------------
         Class B:
           Net asset value and offering price per share  $        15.85
         --------------------------------------------------------------
         Class C:
           Net asset value and offering price per share  $        15.54
         --------------------------------------------------------------
         Class K:
           Net asset value and offering price per share  $        16.04
         --------------------------------------------------------------
         Investor Class:
           Net asset value and offering price per share  $        16.19
         --------------------------------------------------------------
         Institutional Class:
           Net asset value and offering price per share  $        16.49
         --------------------------------------------------------------

* At January 31, 2005, securities with an aggregate market value of $1,303,906 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $41,636)                                                     $  9,161,288
-----------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (including securities lending income of $391,637*)                968,848
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                         2,334
-----------------------------------------------------------------------------------------------------------------------
    Total investment income                                                                                 10,132,470
-----------------------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                                                7,133,954
-----------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                   284,705
-----------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                 306,565
-----------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                       24,775
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                       12,863
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                       52,802
-----------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                       44,303
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                             3,453,887
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        11,587
-----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, K and Investor                                                         4,839,678
-----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                                                       5,901
-----------------------------------------------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                                                          74,199
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          628,547
-----------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                                          16,873,766
-----------------------------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                                         (199,332)
-----------------------------------------------------------------------------------------------------------------------
    Net expenses                                                                                            16,674,434
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                (6,541,964)
-----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:
Net realized gain (loss) from:
  Investment securities                                                                                    335,333,916
-----------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                          (160,091)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           335,173,825
-----------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                                                     43,734,917
-----------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                             1,106
-----------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                                            476,668
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            44,212,691
-----------------------------------------------------------------------------------------------------------------------
Net gain from investment securities, foreign currencies and futures contracts                              379,386,516
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                      $372,844,552
-----------------------------------------------------------------------------------------------------------------------

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                        JANUARY 31,       JULY 31,
                                                           2005             2004
--------------------------------------------------------------------------------------

OPERATIONS:
 Net investment income (loss)                         $   (6,541,964) $   (30,738,446)
--------------------------------------------------------------------------------------
 Net realized gain from investment securities and
   foreign currencies                                    335,173,825      945,225,491
--------------------------------------------------------------------------------------
 Change in net unrealized appreciation
   (depreciation) of investment securities, foreign
   currencies and futures contracts                       44,212,691     (434,937,006)
--------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations                                          372,844,552      479,550,039
--------------------------------------------------------------------------------------
Share transactions-net:
 Class A                                                   1,266,919        5,426,087
--------------------------------------------------------------------------------------
 Class B                                                     128,983          723,339
--------------------------------------------------------------------------------------
 Class C                                                  (2,826,519)      (3,772,353)
--------------------------------------------------------------------------------------
 Class K                                                 (12,558,533)     (24,547,120)
--------------------------------------------------------------------------------------
 Investor Class                                         (925,142,082)  (1,337,770,199)
--------------------------------------------------------------------------------------
 Institutional Class                                     (10,352,242)     (22,726,179)
--------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from share transactions                            (949,483,474)  (1,382,666,425)
--------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                (576,638,922)    (903,116,386)
--------------------------------------------------------------------------------------

NET ASSETS:
 Beginning of period                                   3,057,803,887    3,960,920,273
--------------------------------------------------------------------------------------
 End of period (including undistributed net
   investment income (loss) of $(7,110,334) and
   $(568,370), respectively)                          $2,481,164,965  $ 3,057,803,887
--------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dynamics Fund, formerly INVESCO Dynamics Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

                           NET ASSETS          RATE
                           -------------------------
                           First $350 million  0.60%
                           -------------------------
                           Next $350 million   0.55%
                           -------------------------
                           Next $1.3 billion   0.50%
                           -------------------------
                           Next $2 billion     0.45%
                           -------------------------
                           Next $2 billion     0.40%
                           -------------------------
                           Next $2 billion    0.375%
                           -------------------------
                           Over $8 billion     0.35%
                           -------------------------

  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares to 1.30%, 1.95%, 1.95%, 1.40%, 1.20% and 0.95% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.10%, 1.90% and 1.65% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $14,743.
  For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $148,375 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $284,705.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the six months ended January 31, 2005, the Fund paid AISI $4,839,678 for Class A, Class B, Class C, Class K and Investor Class share classes and $5,901 for Institutional Class shares.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class K Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.45% of the average daily net assets of Class K shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class K and Investor Class shares paid $24,775, $12,863, $52,802, $44,303 and
$3,453,887, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended January 31, 2005 AIM Distributors advised the Fund that it retained $1,609 in front-end sales commissions from the sale of Class A shares and $0, $1,540, $406 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     MARKET                                      UNREALIZED     MARKET             REALIZED
                     VALUE        PURCHASES       PROCEEDS      APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                07/31/04       AT COST       FROM SALES    (DEPRECIATION)  01/31/05    INCOME   (LOSS)
-----------------------------------------------------------------------------------------------------------
Premier Portfolio $ 154,798,045 $  679,768,743 $ (763,053,204)      $--       $71,513,584 $577,211   $--
-----------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     MARKET                                     UNREALIZED     MARKET            REALIZED
                     VALUE       PURCHASES       PROCEEDS      APPRECIATION    VALUE    DIVIDEND   GAIN
FUND                07/31/04      AT COST       FROM SALES    (DEPRECIATION)  01/31/05  INCOME*   (LOSS)
---------------------------------------------------------------------------------------------------------
Premier Portfolio $ 21,329,950 $  457,611,638 $ (477,617,558)      $--       $1,324,030 $391,637   $--
---------------------------------------------------------------------------------------------------------

* Dividend income is net of income rebate paid to securities lending counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended January 31, 2005.

                                  MARKET                                      UNREALIZED     MARKET             REALIZED
                                  VALUE       PURCHASES        PROCEEDS      APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                             07/31/04      AT COST        FROM SALES    (DEPRECIATION)  01/31/05    INCOME   (LOSS)
------------------------------------------------------------------------------------------------------------------------
Centennial Bank Holdings, Inc. $         -- $   21,749,700 $            --     $517,850    $22,267,550 $     --   $--
------------------------------------------------------------------------------------------------------------------------
Total                          $176,127,995 $1,159,130,081 $(1,240,670,762)    $517,850    $95,105,164 $968,848   $--
------------------------------------------------------------------------------------------------------------------------

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2005, the Fund engaged in purchases and sales of securities of $12,909,640 and $27,953,666, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $36,214.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2005, the Fund paid legal fees of $8,468 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended January 31, 2005, the Fund had average interfund borrowings for the number of days the borrowings were outstanding in the amount of $26,934,600 with a weighted average interest rate of 2.44% and interest expense of $11,587.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended January 31, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At January 31, 2005, securities with an aggregate value of $1,303,906 were on loan to brokers. The loans were secured by cash collateral of $1,324,030 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $391,637 for securities lending transactions.

NOTE 9--FUTURES CONTRACTS

On January 31, 2005, $1,511,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
      --------------------------------------------------------------------
                             NO. OF     MONTH/      MARKET     UNREALIZED
      CONTRACT              CONTRACTS COMMITMENT    VALUE     APPRECIATION
      --------------------------------------------------------------------
      E-Mini MidCap S&P 400    484    Mar-05/Long $31,319,640   $476,668
      --------------------------------------------------------------------

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $3,223,134,471 of capital loss carryforward in the fiscal year ended July 31, 2005.
  The Fund utilized $814,113,954 of capital loss carryforward during the year ended July 31, 2004 to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ----------------------------------------------
                 July 31, 2010                   $  944,300,702
                 ----------------------------------------------
                 July 31, 2011                    2,290,224,851
                 ----------------------------------------------
                 Total capital loss carryforward $3,234,525,553
                 ----------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $1,201,974,446 and $2,077,187,726, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $399,678,177
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (43,381,743)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $356,296,434
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $2,132,946,694.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING/(A)/
----------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                  YEAR ENDED
                                                                   JANUARY 31,                     JULY 31,
                                                                      2005                           2004
                                                          ----------------------------  -----------------------------
                                                             SHARES         AMOUNT         SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     358,361  $     5,520,120     1,979,317  $    26,579,934
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      21,505          309,161        75,305        1,053,608
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      13,612          195,214       288,214        3,834,257
----------------------------------------------------------------------------------------------------------------------
  Class K                                                     189,191        2,869,732     1,293,894       18,384,954
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                           11,654,973      175,456,746    76,753,034    1,091,080,896
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         408,101        6,252,963     1,246,049       18,319,642
----------------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          54              862           602            6,639
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (55)            (862)         (611)          (6,639)
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (280,227)      (4,254,063)   (1,562,509)     (21,160,486)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (11,997)        (179,316)      (22,032)        (323,630)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                    (208,851)      (3,021,733)     (550,924)      (7,606,610)
----------------------------------------------------------------------------------------------------------------------
  Class K                                                  (1,055,336)     (15,428,265)   (3,002,001)     (42,932,074)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                          (72,285,862)  (1,100,598,828) (167,434,476)  (2,428,851,095)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      (1,009,802)     (16,605,205)   (2,721,217)     (41,045,821)
----------------------------------------------------------------------------------------------------------------------
                                                          (62,206,333) $  (949,483,474)  (93,657,355) $(1,382,666,425)
----------------------------------------------------------------------------------------------------------------------

/(a)/There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                              CLASS A
                                                                   -------------------------------------------------------------
                                                                    SIX MONTHS                                 MARCH 28, 2002
                                                                       ENDED           YEAR ENDED JULY 31,      (DATE SALES
                                                                    JANUARY 31,     --------------------       COMMENCED) TO
                                                                       2005             2004          2003     JULY 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 14.21        $ 12.84       $10.82          $ 15.30
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)/(a)/    (0.13)/(a)/  (0.09)/(b)/      (0.03)/(a)/
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       2.03           1.50         2.11            (4.45)
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.99           1.37         2.02            (4.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 16.20        $ 14.21       $12.84          $ 10.82
--------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      14.00%         10.67%       18.56%          (29.22)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $15,738        $12,692       $6,108          $ 2,006
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.28%/(d)/     1.30%        1.24%            1.11%/(e)/
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     1.29%/(d)/     1.31%        1.24%            1.11%/(e)/
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (0.56)%/(d)/   (0.89)%      (0.81)%          (0.76)%/(e)/
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              44%            95%          91%              81%
--------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.18) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $14,041,489. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                             CLASS B
                                                                   -----------------------------------------------------------
                                                                    SIX MONTHS                               MARCH 28, 2002
                                                                       ENDED          YEAR ENDED JULY 31,     (DATE SALES
                                                                    JANUARY 31,    -------------------       COMMENCED) TO
                                                                       2005            2004         2003     JULY 31, 2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.94        $12.69       $10.78          $ 15.30
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.09)/(a)/   (0.22)/(a)/  (0.08)/(b)/      (0.06)/(a)/
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      2.00          1.47         1.99            (4.46)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   1.91          1.25         1.91            (4.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $15.85        $13.94       $12.69          $ 10.78
------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                     13.70%         9.85%       17.72%          (29.54)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,744        $2,282       $1,409          $   390
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.93%/(d)/    1.95%        1.96%            2.09%/(e)/
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.94%/(d)/    2.26%        2.52%            2.09%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (1.21)%/(d)/  (1.54)%      (1.53)%          (1.71)%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                             44%           95%          91%              81%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.17) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $2,551,600. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                              CLASS C
                     ------------------------------------------------------------------------------------------
                      SIX MONTHS                                                             FEBRUARY 14, 2000
                         ENDED                         YEAR ENDED JULY 31,                      (DATE SALES
                      JANUARY 31,    -------------------------------------------------         COMMENCED) TO
                         2005            2004          2003          2002          2001        JULY 31, 2000
---------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period   $13.67        $ 12.44       $ 10.60       $ 17.04       $ 27.78            $28.25
---------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations:
 Net investment
   income (loss)        (0.09)/(a)/    (0.22)/(a)/   (0.18)/(b)/   (0.25)/(b)/   (0.06)/(b)/       (0.00)/(a)/
---------------------------------------------------------------------------------------------------------------
 Net gains (losses)
   on securities
   (both realized
   and unrealized)       1.96           1.45          2.02         (6.17)       (10.60)            (0.47)
---------------------------------------------------------------------------------------------------------------
   Total from
     investment
     operations          1.87           1.23          1.84         (6.42)       (10.66)            (0.47)
---------------------------------------------------------------------------------------------------------------
Less distributions
 from net realized
 gains                     --             --            --         (0.02)        (0.08)               --
---------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period         $15.54        $ 13.67       $ 12.44       $ 10.60       $ 17.04            $27.78
---------------------------------------------------------------------------------------------------------------
Total return/(c)/       13.68%          9.89%        17.47%       (37.76)%      (38.45)%           (1.66)%
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)              $9,794        $11,287       $13,537       $13,440       $28,887            $4,779
---------------------------------------------------------------------------------------------------------------
Ratio of expenses
 to average net
 assets:
 With fee waivers
   and/or expense
   reimbursements        1.93%/(d)/     1.95%         1.96%         1.96%         1.86%             1.71%/(e)/
---------------------------------------------------------------------------------------------------------------
 Without fee
   waivers and/or
   expense
   reimbursements        1.94%/(d)/     2.67%         3.05%         2.16%         1.86%             1.71%/(e)/
---------------------------------------------------------------------------------------------------------------
Ratio of net
 investment income
 (loss) to average
 net assets             (1.21)%/(d)/   (1.54)%       (1.54)%       (1.59)%       (1.34)%           (1.20)%/(e)/
---------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate/(f)/                 44%            95%           91%           81%           55%               75%
---------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27), $(0.38) and $(0.10) for the years ended July 31, 2003, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $10,474,361. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                        CLASS K
                     ------------------------------------------------------------------------------
                      SIX MONTHS                                                NOVEMBER 30, 2000
                         ENDED                   YEAR ENDED JULY 31,               (DATE SALES
                      JANUARY 31,     -----------------------------------         COMMENCED) TO
                         2005             2004          2003          2002        JULY 31, 2001
---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period   $ 14.08        $ 12.74       $ 10.76       $ 17.19            $ 22.50
---------------------------------------------------------------------------------------------------
Income from
 investment
 operations:
 Net investment
   income (loss)         (0.05)/(a)/    (0.14)/(a)/   (0.02)/(b)/   (0.15)/(a)/        (0.03)
---------------------------------------------------------------------------------------------------
 Net gains (losses)
   on securities
   (both realized
   and unrealized)        2.01           1.48          2.00         (6.26)             (5.28)
---------------------------------------------------------------------------------------------------
   Total from
     investment
     operations           1.96           1.34          1.98         (6.41)             (5.31)
---------------------------------------------------------------------------------------------------
Less distributions
 from net realized
 gains                      --             --            --         (0.02)                --
---------------------------------------------------------------------------------------------------
Net asset value,
 end of period         $ 16.04        $ 14.08       $ 12.74       $ 10.76            $ 17.19
---------------------------------------------------------------------------------------------------
Total return/(c)/        13.92%         10.52%        18.40%       (37.32)%           (23.60)%
---------------------------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)              $15,711        $25,977       $45,258       $44,745            $     6
---------------------------------------------------------------------------------------------------
Ratio of expenses
 to average net
 assets:
 With fee waivers
   and/or expense
   reimbursements         1.38%/(d)/     1.40%         1.41%         1.36%              1.48%/(e)/
---------------------------------------------------------------------------------------------------
 Without fee
   waivers and/or
   expense
   reimbursements         1.39%/(d)/     1.54%         1.61%         1.36%              3.06%/(e)/
---------------------------------------------------------------------------------------------------
Ratio of net
 investment income
 (loss) to average
 net assets              (0.66)%/(d)/   (0.99)%       (0.98)%       (1.05)%            (1.03)%/(e)/
---------------------------------------------------------------------------------------------------
Portfolio turnover
 rate/(f)/                  44%            95%           91%           81%                55%
---------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.11) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $19,529,824. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                 INVESTOR CLASS
                     ------------------------------------------------------------------------------------------------------
                        SIX MONTHS
                           ENDED                                       YEAR ENDED JULY 31,
                        JANUARY 31,    ------------------------------------------------------------------------------------
                           2005              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period $    14.19        $    12.81       $    10.81       $    17.23       $    27.86       $    19.39
---------------------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations:
 Net investment
   income (loss)          (0.03)/(a)/       (0.11)/(a)/      (0.00)/(b)/      (0.00)/(b)/      (0.12)/(a)/      (0.00)/(b)/
---------------------------------------------------------------------------------------------------------------------------
 Net gains (losses)
   on securities
   (both realized
   and
   unrealized)/(b)/        2.03              1.49             2.00            (6.40)          (10.43)            9.51
---------------------------------------------------------------------------------------------------------------------------
   Total from
     investment
     operations            2.00              1.38             2.00            (6.40)          (10.55)            9.51
---------------------------------------------------------------------------------------------------------------------------
Less distributions
 from net realized
 gains                       --                --               --            (0.02)           (0.08)           (1.04)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period       $    16.19        $    14.19       $    12.81       $    10.81       $    17.23       $    27.86
---------------------------------------------------------------------------------------------------------------------------
Total return/(c)/         14.09%            10.77%           18.50%          (37.17)%         (37.94)%          50.34%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)            $2,432,247        $2,992,578       $3,863,821       $3,688,213       $6,562,467       $7,865,489
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses
 to average net
 assets:
 With fee waivers
   and/or expense
   reimbursements          1.18%/(d)/        1.19%            1.21%            1.21%            1.00%            0.89%
---------------------------------------------------------------------------------------------------------------------------
 Without fee
   waivers and/or
   expense
   reimbursements          1.19%/(d)/        1.29%            1.46%            1.23%            1.00%            0.89%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net
 investment income
 (loss) to average
 net assets               (0.46)%/(d)/      (0.78)%          (0.78)%          (0.86)%          (0.49)%          (0.34)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate/(e)/                   44%               95%              91%              81%              55%              75%
---------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09), $(0.14) and $(0.06) for the years ended July 31, 2003, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of
     $2,746,158,946.
/(e)/Not annualized for periods less than one year.

                                                               INSTITUTIONAL CLASS
                               ------------------------------------------------------------------------------------
                               SIX MONTHS                                                         MAY 22, 2000
                                  ENDED                       YEAR ENDED JULY 31,                  (DATE SALES
                               JANUARY 31,    -------------------------------------------------   COMMENCED) TO
                                  2005            2004        2003        2002          2001      JULY 31, 2000
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                          $14.42       $ 12.96       $ 10.88   $ 17.28       $ 27.87          $ 24.29
-------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)      0.00/(a)/    (0.04)/(a)/   (0.04)    (0.08)/(a)/   (0.07)/(a)/      (0.02)/(a)/
-------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                 2.07          1.50          2.12     (6.30)       (10.44)            3.60
-------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                    2.07          1.46          2.08     (6.38)       (10.51)            3.58
-------------------------------------------------------------------------------------------------------------------
Less distributions from net
 realized gains                      --            --            --     (0.02)        (0.08)              --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $16.49       $ 14.42       $ 12.96   $ 10.88       $ 17.28          $ 27.87
-------------------------------------------------------------------------------------------------------------------
Total return/(b)/                 14.35%        11.26%        19.12%   (36.95)%      (37.78)%          14.74%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                  $4,931       $12,987       $30,788   $25,133       $11,622          $22,989
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets:
With fee waivers and/or
 expense reimbursements            0.68%/(c)/    0.71%         0.78%     0.84%         0.77%            0.77%/(d)/
-------------------------------------------------------------------------------------------------------------------
Without fee waivers and/or
 expense reimbursements            0.69%/(c)/    0.72%         0.78%     0.84%         0.77%            0.77%/(d)/
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                            0.04%/(c)/   (0.30)%       (0.34)%   (0.53)%       (0.26)%          (0.22)%/(d)/
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/         44%           95%           91%       81%           55%              75%
-------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $13,153,426. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

  Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

  Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

NOTE 15--SUBSEQUENT EVENT

  Subsequent to the reporting period, on February 25 and March 1, 2005, an investor of the Fund redeemed a combined total of 14,718,002 Investor Class shares valued at $244,298,192 representing approximately 10% of the assets of the Fund. The redemptions were cash transactions.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Bruce L. Crockett                                        11 Greenway Plaza
                    Chair                                                    Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Robert H. Graham
James T. Bunch      Vice Chair and President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Mark H. Williamson                                       11 Greenway Plaza
                    Executive Vice President                                 Suite 100
Albert R. Dowden                                                             Houston, TX 77046-1173
                    Lisa O. Brinkley
Edward K. Dunn, Jr. Senior Vice President and Chief Compliance Officer       TRANSFER AGENT
                                                                             AIM Investment Services, Inc.
Jack M. Fields      Russell C. Burk                                          P.O. Box 4739
                    Senior Vice President                                    Houston, TX 77210-4739
Carl Frischling
                    Kevin M. Carome                                          CUSTODIAN
Robert H. Graham    Senior Vice President, Secretary and Chief Legal Officer State Street Bank and Trust Company
                                                                             225 Franklin Street
Gerald J. Lewis     Sidney M. Dilgren                                        Boston, MA 02110-2801
                    Vice President and Treasurer
Prema Mathai-Davis                                                           COUNSEL TO THE FUND
                    Robert G. Alley                                          Ballard Spahr
Lewis F. Pennock    Vice President                                           Andrews & Ingersoll, LLP
                                                                             1735 Market Street
Ruth H. Quigley     Stuart W. Coco                                           Philadelphia, PA 19103-7599
                    Vice President
Larry Soll                                                                   COUNSEL TO THE INDEPENDENT TRUSTEES
                    J. Philip Ferguson                                       Kramer, Levin, Naftalis & Frankel LLP
Mark H. Williamson  Vice President                                           919 Third Avenue
                                                                             New York, NY 10022-3852
                    Karen Dunn Kelley
                    Vice President                                           DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

    DOMESTIC EQUITY

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Core Stock Fund/1/
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund/1/
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM S&P 500 Index Fund/1/
AIM Select Equity Fund
AIM Small Cap Equity Fund/3/
AIM Small Cap Growth Fund/4/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund

* Domestic equity and income fund


    INTERNATIONAL/GLOBAL EQUITY

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund/5/
AIM Global Aggressive Growth Fund
AIM Global Equity Fund/6/
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund


    SECTOR EQUITY

AIM Advantage Health Sciences Fund/1/
AIM Energy Fund/1/
AIM Financial Services Fund/1/
AIM Global Health Care Fund
AIM Gold & Precious Metals Fund/1/
AIM Health Sciences Fund/1/
AIM Leisure Fund/1/
AIM Multi-Sector Fund/1/
AIM Real Estate Fund
AIM Technology Fund/1/
AIM Utilities Fund/1/


    FIXED INCOME

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
Premier Portfolio
Premier U.S.Government Money Portfolio/1/

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
Premier Tax-Exempt Portfolio


    AIM ALLOCATION SOLUTIONS

AIM Aggressive Allocation Fund
AIM Conservative Allocation Fund
AIM Moderate Allocation Fund

/1/ The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/ As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/ Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /4/ As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/ As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/ Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. /7/ Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.

     If used after April 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.


     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.


AIMinvestments.com                 I-DYN-SAR-1          A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]
 - REGISTERED TRADEMARK -

Mutual  Retirement   Annuities   College    Separately    Offshore    Cash
Funds   Products                 Savings    Managed       Products    Management
                                 Plans      Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                          AIM S&P 500 INDEX FUND
                            Semiannual Report to Shareholders . January 31, 2005



                                  [COVER IMAGE]

                                            FORMERLY INVESCO S&P 500 INDEX FUND.



                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM S&P 500 INDEX FUND SEEKS LONG-TERM CAPITAL GROWTH.

.. Unless otherwise stated, information presented in this report is as of 1/31/05 and is based on total net assets.

.. Effective October 15, 2004, INVESCO S&P 500 Index Fund was renamed AIM S&P 500 Index Fund.

ABOUT SHARE CLASSES

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

.. The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500 Index. Therefore, when the S&P 500 Index drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500 Index. Because the Fund will incur operating expenses and transaction costs, the Fund's performance will not track the performance of the S&P 500 Index exactly.

.. The Fund can invest up to 25% of its assets in foreign securities that present risks not associated with investing solely in the United States.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged Lipper S&P 500 Fund Index represents an average of the performance of the 30 largest S&P 500 Index funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500/(R)/ Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. "Standard & Poor's --registered trademark--," "S&P --registered trademark--," "S&P 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by A I M Management Group, Inc. AIM S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in AIM S&P 500 Index Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED      MAY LOSE VALUE   NO BANK GUARANTEE
AIMINVESTMENTS.COM

[GRAHAM PHOTO]

ROBERT H. GRAHAM

[WILLIAMSON PHOTO]

MARK H. WILLIAMSON

[CROCKETT PHOTO]

BRUCE L. CROCKETT

Dear Fellow Shareholder of The AIM Family of Funds --registered trademark-- :

NEW BOARD CHAIR

It is our pleasure to introduce you to Bruce Crockett, the new Chair of the Board of Trustees of the AIM Funds. Bob Graham has served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent Fund trustee, meaning a trustee who is not an officer of the Fund's investment advisor, serve as Chair of the Funds' Board. In addition, a similar provision was included in the terms of AIM Advisors' recent settlements with certain regulators. Accordingly, the AIM Funds' Board elected Mr. Crockett, one of the 13 independent trustees on the AIM Funds' Board, as Chair. His appointment became effective on October 4, 2004. Mr. Graham remains on the Funds' Board as Vice Chair and President, as does Mark Williamson, President and Chief Executive Officer of AIM Investments --registered trademark--. Mr. Graham also remains Chair of AIM Investments.

     Mr. Crockett has been a member of the AIM Funds' Board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent Chair of the Funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of Fund shareholders, and we at AIM share that commitment.

MARKET CONDITIONS DURING THE FISCAL YEAR

After rising 9.23% in the fourth quarter of 2004, the S&P 500 Index declined by 2.44% in January 2005. The market's January performance disappointed some investors who were looking for the so-called "January effect," in which positive returns in January supposedly portend a strong stock market for the full year. Nonetheless, many equity investors took comfort in the fact that the S&P 500 Index rose 8.15% for the six months covered by this report.

     Bond returns were solid despite the fact that the U.S. Federal Reserve began raising short-term interest rates during 2004. For the six-month reporting period, the Lehman U.S. Aggregate Bond Index, which represents the performance of investment-grade bonds, returned 3.81%; the Lehman High Yield Index, which represents the performance of high yield securities, rose 8.03%; and the Lehman Municipal Bond Index, which represents the performance of investment-grade municipal securities, rose 4.80%. (All three Lehman indexes are compiled by Lehman Brothers, the global investment bank.)

     All in all, 2004 was a good year for most American investors. Profit growth of U.S. corporations was generally positive, and the decline in the value of the dollar boosted returns from foreign holdings. U.S. gross domestic product (GDP) grew 4.4% for all of 2004. Business economists responding to a December 2004 BusinessWeek survey foresaw GDP growth of 3.5% in 2005, a level higher than the post-World War II average of 3.4%. Also, the Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during February and remained in very strong territory.

     Of course, none of this can guarantee that 2005 will be another year of positive returns for equity or fixed-income investors. Over the short term, the only sure thing about the markets is their unpredictability. Hence, we have always urged shareholders to maintain a long-term investment perspective, to make sure their portfolio of investments is suitably diversified, and to contact their financial advisors any time they have questions or concerns about their investments or the markets.

YOUR FUND

The following pages present a discussion of how your Fund invests, how it performed compared to pertinent benchmarks during the reporting period and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often. Updated information on your Fund is always available there, as well as general information on a variety of investing topics.

     As always, AIM remains committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON
---------------------------------            ---------------------------------
Robert H. Graham                             Mark H. Williamson
Chair, AIM Investments                       CEO & President, AIM Investments
President & Vice Chair, AIM Funds            Trustee, AIM Funds
March 1, 2005

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the six-month reporting period ended January 31, 2005, AIM S&P 500 Index Fund delivered positive returns to shareholders, as shown in the table below. As intended by its investment strategy, the Fund performed in line with the S&P 500 Index and the Lipper S&P 500 Fund Index, which also delivered positive returns for the six-month reporting period.

FUND VS. INDEXES
Total returns, 7/31/04-1/31/05

Investor Class Shares                 7.79%
S&P 500 Index (Broad Market Index)    8.15
Lipper S&P 500 Fund Index
(Peer Group Index)                    8.04

Source: Lipper, Inc.

     The Lipper S&P 500 Fund Index consists of the 30 largest S&P 500 Index funds tracked by Lipper, Inc. Those funds, like AIM S&P 500 Index Fund, incur fund expenses and transaction costs when they buy or sell securities. The S&P 500 Index does not incur expenses or transaction costs, and therefore its returns are likely to be slightly higher than those of the Fund and its peer group index.

HOW WE INVEST

The Fund invests in the 500 stocks that comprise the S&P 500 Index, and in the same proportion as the index. In selecting stocks for the Fund, we use a full replication strategy that mirrors the S&P 500 Index in holdings and weightings by sector, industry and individual stock.

     We make no effort to hedge against price movements in the S&P 500 Index. However, we use S&P 500 Index stock futures to equitize cash balances and accrued dividend income, allowing the Fund to stay virtually fully invested at all times. (Futures can be used to equitize cash until it can be invested in suitable equity investments.) This approach has limited the Fund's tracking error relative to the S&P 500 Index to 0.58%, excluding Fund expenses, for the period December 31, 1997 (the month-end closest to the fund's inception date) to January 31, 2005. Tracking error is the amount by which the performance of a portfolio differs from that of a benchmark index over a given time period.

     In managing the Fund, we:

.. Rebalance the portfolio every quarter to adjust for any changes that may have occurred in the S&P 500 Index.

.. Make intra-quarter adjustments as necessary to keep the Fund's weighting of its holdings in line with that of the S&P 500 Index.

.. Add a stock to the Fund when it is added to the S&P 500 Index.

.. Sell a stock when it is deleted from the S&P 500 Index, or when a spin-off occurs and the new company is not included in the S&P 500 Index.

MARKET CONDITIONS AND YOUR FUND

As measured by the S&P 500 Index, the U.S. stock market performed well in the fourth quarter of 2004, rising 9.23%. But the market began the new year with unexpected weakness, declining by 2.44% in January 2005. The strong performance of the broad market in the fourth quarter of 2004 was due at least in part to the conclusion of the U.S. presidential election and signs that the economy was continuing to grow.

     Because the Fund is an index fund, its performance is greatly affected by overall market trends, particularly by the performance of the various sectors that comprise the S&P 500 Index.

     Gross domestic product, the broadest measure of overall economic activity, rose at annualized rates of 4.0% and 3.8% in the third and fourth quarters of 2004, respectively. In its January 2005 Beige Book report, the U.S. Federal Reserve Board (the Fed) stated that "economic activity continued to expand from late November to early January."

PORTFOLIO COMPOSITION
By sector
 1. Financials                          19.8%
 2. Information Technology              14.9
 3. Health Care                         12.0
 4. Industrials                         11.3
 5. Consumer Discretionary              11.2
 6. Consumer Staples                    10.4
 7. Energy                               7.2
 8. Telecommunication Services           3.0
 9. Utilities                            2.9
10. Materials                            2.9
    Other Assets Less Liabilities        4.4

TOP 10 EQUITY HOLDINGS*
 1. General Electric Co.                 3.3%
 2. Exxon Mobil Corp.                    2.9
 3. Microsoft Corp.                      2.5
 4. Citigroup Inc.                       2.2
 5. Wal-Mart Stores, Inc.                1.9
 6. Johnson & Johnson                    1.7
 7. Bank of America Corp.                1.6
 8. Pfizer Inc.                          1.6
 9. American International Group, Inc.   1.5
10. International Business
    Machines Corp.                       1.4

TOP 10 INDUSTRIES*
 1. Pharmaceuticals                      6.3%
 2. Integrated Oil & Gas                 4.8
 3. Industrial Conglomerates             4.6
 4. Diversified Banks                    3.9
 5. Systems Software                     3.6
 6. Other Diversified Financial          3.5
    Services
 7. Computer Hardware                    3.2
 8. Integrated Telecommunication
    Services                             2.7
 9. Semiconductors                       2.5
10. Communications Equipment             2.4

TOTAL NET ASSETS              $231.2 million
TOTAL NUMBER OF HOLDINGS*                501

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding Treasury securities and repurchase agreements.

     Specifically, the Fed reported that consumer spending--a key component of economic growth--was generally higher since its December 2004 analysis of the economy. As a group, consumer discretionary stocks rallied strongly in the fourth quarter; for the reporting period, they rose 11.94%. In its January 2005 report, the Fed said that manufacturing activity had strengthened, and said that "looking ahead, manufacturers expected conditions to remain positive in coming months. Most [Federal Reserve] districts reported that manufacturers intend to increase their capital spending in 2005." The continuing economic recovery and optimistic forecasts for the future caused many investors to favor economically sensitive industrials stocks. As a group, industrials stocks rose 9.25% for the reporting period.

     One of the Fund's strongest performers for the six-month reporting period was an information technology stock, Apple Computer. Apple's iPod --registered trademark-- digital music player has become the industry standard, and sales have remained strong--so strong that many analysts believe Apple's computer and accessory sales may improve given that the iPod has lured customers to the company's Web site and into its stores. We began to see early indications of this in the company's upbeat fourth quarter earnings announcement.

     For the six-month reporting period, energy stocks as a group performed strongly. They benefited from higher oil and natural gas prices, the result of tight inventories and geopolitical uncertainty, among other factors. Exxon Mobil's profits surged as a result of higher oil and gas prices. Its fourth quarter 2004 profits hit $8.42 billion, up from $6.65 billion in the fourth quarter of 2003. Other strong-performing sectors included utilities and consumer discretionary.

     The weakest-performing sector of the S&P 500 Index for the six-month reporting period was health care. Within the health care sector, pharmaceutical stocks suffered as investors worried about a proposal to permit the reimportation of drugs from Canada (and other nations), impending patent expirations and weak product pipelines. Pfizer and Merck were two components of the S&P 500 Index that hindered performance for the reporting period. In late September, Merck voluntarily withdrew its highly profitable Vioxx --registered trademark-- arthritis painkiller from the market after studies suggested long-term use of the drug might increase the risk of heart attacks and strokes. Pfizer came under pressure to do the same with its profitable Celebrex, which is chemically similar to Vioxx. Other weak sectors of the market included information technology and telecommunication services.

In closing

The broad market rallied strongly in the fourth quarter of 2004 before declining in the first month of 2005--demonstrating yet again that the performance of the U.S. stock market can change suddenly over the short term. Nonetheless, we continue to believe that a portfolio consisting of the 500 stocks included in the S&P 500 Index is likely to grow in value over the long term. That is why we encourage investors to maintain a long-term investment horizon. We thank you for your continued participation in AIM S&P 500 Index Fund.

The views and opinions expressed in Management's Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

          See important Fund and index disclosures inside front cover.

[LEFKOWITZ PHOTO]

JEREMY LEFKOWITZ

Mr. Lefkowitz began his investment career in 1968 as an operations research analyst. He is a former director of the research division of the Futures Industry Association and of the research division of the National Options and Futures Society. Mr. Lefkowitz earned a B.S. degree in industrial engineering in 1967 and an M.B.A. in finance in 1969, both from Columbia University.

Assisted by the Structured Product Group Portfolio Management Team


                              [RIGHT ARROW GRAPHIC]

For a presentation of your Fund's long-term performance record, please turn to page 5.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004, to January 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return at net asset value after expenses for the six months ended January 31, 2005, appears in the table "Fund vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             HYPOTHETICAL
                                              ACTUAL              (5% annual return before expenses)
                                   ----------------------------   ----------------------------------
              Beginning Account    Ending Account     Expenses    Ending Account           Expenses
  Share             Value              Value        Paid During        Value             Paid During
  Class           (8/01/04)         (1/31/05)/1/     Period/2/       (1/31/05)            Period/2/
-----------   -----------------    --------------   -----------   --------------         -----------
Investor           1,000.00          $ 1,077.90        $ 3.40       $ 1,021.93             $ 3.31

/1/ The actual ending account value is based on the actual total return of the Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return at net asset value after expenses for the six months ended January 31, 2005, appears in the table "Fund vs. Indexes" on page 2.

/2/ Expenses are equal to the Fund's annualized expense ratio, 0.65% for the Investor Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                                            [ARROW
                                            BUTTON    For More Information Visit
                                            IMAGE]    AIMINVESTMENTS.COM

YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's long-term performance for periods ended 1/31/05, the close of the six-month reporting period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested. Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/05

Investor Class Shares
Inception (12/22/97)    4.39%
  5 Years               -2.57
  1 Year                5.48

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of 12/31/04, the most recent calendar quarter-end.


AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/04

Investor Class Shares
Inception (12/22/97)    4.83%
  5 Years               -3.08
  1 Year                10.12

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Investor Class shares do not have a front-end or a contingent deferred sales charge; therefore, performance is at net asset value.

     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 30 days of purchase. Exceptions to the redemption fee are listed in the Fund's prospectus.

     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

 SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/05

AIM S&P 500 FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

============================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 1/31/05

Inception (12/22/97)                                   4.38%
  5 Years                                             -2.47
  1 Year                                               5.91
  6 Months*                                            8.00
============================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/04, most recent calendar quarter-end

Inception (12/22/97)                                   4.80%
  5 Years                                             -2.98
  1 Year                                              10.48
  6 Months*                                            6.96

* Cumulative total return that has not been annualized
============================================================

Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes due to differing sales charges and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your fund prospectus for more information. For the most current month-end performance, please call 800-525-8085 or visit AIMinvestments.com.

                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                           [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -
                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM     I-SPI-INS-2

 INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004, to January 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2005, appears in the table on the front of this supplement. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

========================================================================================================
                                                   ACTUAL                        HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES     ENDING ACCOUNT   EXPENSES
                            VALUE            VALUE       PAID DURING        VALUE       PAID DURING
                           (8/1/04)     (1/31/05)/1/       PERIOD/2/      (1/31/05)      PERIOD/2/
Institutional Class    $    1,000.00      $   1,080.00   $      1.83    $    1,023.44   $     1.79

/1/ The actual ending account value is based on the actual total return of the Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The
Fund's actual cumulative total return after expenses for the six months ended
January 31, 2005, appears in the table on the front of this supplement.

/2/ Expenses are equal to the Fund's annualized expense ratio, 0.35% for Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

========================================================================================================

AIMINVESTMENTS.COM     I-SPI-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                               MARKET
                                                   SHARES      VALUE
      -------------------------------------------------------------------
      COMMON STOCKS & OTHER EQUITY
       INTERESTS-95.59%

      ADVERTISING-0.19%
      Interpublic Group of Cos., Inc. (The)/(a)/      8,502 $     110,951
      -------------------------------------------------------------------
      Omnicom Group Inc.                              3,740       317,489
      -------------------------------------------------------------------
                                                                  428,440
      -------------------------------------------------------------------

      AEROSPACE & DEFENSE-1.97%
      Boeing Co. (The)                               16,856       852,914
      -------------------------------------------------------------------
      General Dynamics Corp.                          4,026       415,684
      -------------------------------------------------------------------
      Goodrich Corp.                                  2,391        82,011
      -------------------------------------------------------------------
      Honeywell International Inc.                   17,268       621,303
      -------------------------------------------------------------------
      L-3 Communications Holdings, Inc.               2,311       165,029
      -------------------------------------------------------------------
      Lockheed Martin Corp.                           8,887       513,757
      -------------------------------------------------------------------
      Northrop Grumman Corp.                          7,391       383,445
      -------------------------------------------------------------------
      Raytheon Co.                                    9,085       339,779
      -------------------------------------------------------------------
      Rockwell Collins, Inc.                          3,565       152,938
      -------------------------------------------------------------------
      United Technologies Corp.                      10,259     1,032,876
      -------------------------------------------------------------------
                                                                4,559,736
      -------------------------------------------------------------------

      AGRICULTURAL PRODUCTS-0.14%
      Archer-Daniels-Midland Co.                     13,110       317,262
      -------------------------------------------------------------------

      AIR FREIGHT & LOGISTICS-1.00%
      FedEx Corp.                                     6,033       577,056
      -------------------------------------------------------------------
      Ryder System, Inc.                              1,296        59,033
      -------------------------------------------------------------------
      United Parcel Service, Inc.-Class B            22,501     1,680,375
      -------------------------------------------------------------------
                                                                2,316,464
      -------------------------------------------------------------------

      AIRLINES-0.10%
      Delta Air Lines, Inc./(a)/                      2,829        15,248
      -------------------------------------------------------------------
      Southwest Airlines Co.                         15,651       226,626
      -------------------------------------------------------------------
                                                                  241,874
      -------------------------------------------------------------------

      ALUMINUM-0.22%
      Alcoa Inc.                                     17,475       515,687
      -------------------------------------------------------------------

      APPAREL RETAIL-0.36%
      Gap, Inc. (The)                                17,601       387,398
      -------------------------------------------------------------------
      Limited Brands, Inc.                            8,129       192,657
      -------------------------------------------------------------------
      TJX Cos., Inc. (The)                            9,674       242,237
      -------------------------------------------------------------------
                                                                  822,292
      -------------------------------------------------------------------

      APPAREL, ACCESSORIES & LUXURY
       GOODS-0.22%
      Coach, Inc./(a)/                                3,789       212,563
      -------------------------------------------------------------------
      Jones Apparel Group, Inc.                       2,453        82,494
      -------------------------------------------------------------------

                                                             MARKET
                                                 SHARES      VALUE
        ---------------------------------------------------------------

        APPAREL, ACCESSORIES & LUXURY
         GOODS-(continued)
        Liz Claiborne, Inc.                         2,169 $      90,968
        ---------------------------------------------------------------
        V. F. Corp.                                 2,220       117,993
        ---------------------------------------------------------------
                                                                504,018
        ---------------------------------------------------------------

        APPLICATION SOFTWARE-0.26%
        Autodesk, Inc.                              4,606       135,278
        ---------------------------------------------------------------
        Citrix Systems, Inc./(a)/                   3,406        73,059
        ---------------------------------------------------------------
        Compuware Corp./(a)/                        7,778        53,668
        ---------------------------------------------------------------
        Intuit Inc./(a)/                            3,756       146,484
        ---------------------------------------------------------------
        Mercury Interactive Corp./(a)/              1,699        74,365
        ---------------------------------------------------------------
        Parametric Technology Corp./(a)/            5,419        30,888
        ---------------------------------------------------------------
        Siebel Systems, Inc./(a)/                  10,181        88,677
        ---------------------------------------------------------------
                                                                602,419
        ---------------------------------------------------------------

        ASSET MANAGEMENT & CUSTODY
         BANKS-0.79%
        Bank of New York Co., Inc. (The)           15,567       462,496
        ---------------------------------------------------------------
        Federated Investors, Inc.-Class B           2,183        64,137
        ---------------------------------------------------------------
        Franklin Resources, Inc.                    5,022       340,793
        ---------------------------------------------------------------
        Janus Capital Group Inc.                    4,719        69,983
        ---------------------------------------------------------------
        Mellon Financial Corp.                      8,539       250,620
        ---------------------------------------------------------------
        Northern Trust Corp.                        4,400       192,016
        ---------------------------------------------------------------
        State Street Corp.                          6,669       298,838
        ---------------------------------------------------------------
        T. Rowe Price Group Inc.                    2,562       153,336
        ---------------------------------------------------------------
                                                              1,832,219
        ---------------------------------------------------------------

        AUTO PARTS & EQUIPMENT-0.16%
        Dana Corp.                                  3,007        47,721
        ---------------------------------------------------------------
        Delphi Corp.                               11,302        85,782
        ---------------------------------------------------------------
        Johnson Controls, Inc.                      3,831       226,642
        ---------------------------------------------------------------
        Visteon Corp.                               2,609        19,359
        ---------------------------------------------------------------
                                                                379,504
        ---------------------------------------------------------------

        AUTOMOBILE MANUFACTURERS-0.39%
        Ford Motor Co.                             36,733       483,774
        ---------------------------------------------------------------
        General Motors Corp.                       11,339       417,389
        ---------------------------------------------------------------
                                                                901,163
        ---------------------------------------------------------------

        BIOTECHNOLOGY-1.26%
        Amgen Inc./(a)/                            25,499     1,587,058
        ---------------------------------------------------------------
        Applera Corp.-Applied Biosystems Group      3,935        78,897
        ---------------------------------------------------------------
        Biogen Idec Inc./(a)/                       6,695       434,907
        ---------------------------------------------------------------
        Chiron Corp./(a)/                           3,780       124,173
        ---------------------------------------------------------------
        Genzyme Corp./(a)/                          4,959       288,663
        ---------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
      -------------------------------------------------------------------

      BIOTECHNOLOGY-(continued)
      Gilead Sciences, Inc./(a)/                      8,672 $     287,043
      -------------------------------------------------------------------
      MedImmune, Inc./(a)/                            5,019       118,724
      -------------------------------------------------------------------
                                                                2,919,465
      -------------------------------------------------------------------

      BREWERS-0.36%
      Anheuser-Busch Cos., Inc.                      15,861       780,044
      -------------------------------------------------------------------
      Molson Coors Brewing Co.-Class B/(a)/             750        55,950
      -------------------------------------------------------------------
                                                                  835,994
      -------------------------------------------------------------------

      BROADCASTING & CABLE TV-0.86%
      Clear Channel Communications, Inc.             11,513       373,367
      -------------------------------------------------------------------
      Comcast Corp.-Class A/(a)/                     44,567     1,434,612
      -------------------------------------------------------------------
      Univision Communications Inc.-Class A/(a)/      6,496       177,406
      -------------------------------------------------------------------
                                                                1,985,385
      -------------------------------------------------------------------

      BUILDING PRODUCTS-0.22%
      American Standard Cos. Inc./(a)/                4,308       172,492
      -------------------------------------------------------------------
      Masco Corp.                                     8,993       330,942
      -------------------------------------------------------------------
                                                                  503,434
      -------------------------------------------------------------------

      CASINOS & GAMING-0.16%
      Harrah's Entertainment, Inc.                    2,254       142,543
      -------------------------------------------------------------------
      International Game Technology                   6,940       217,222
      -------------------------------------------------------------------
                                                                  359,765
      -------------------------------------------------------------------

      COMMERCIAL PRINTING-0.06%
      Donnelley (R.R.) & Sons Co.                     4,412       147,581
      -------------------------------------------------------------------

      COMMUNICATIONS EQUIPMENT-2.39%
      ADC Telecommunications, Inc./(a)/              16,292        41,870
      -------------------------------------------------------------------
      Andrew Corp./(a)/                               3,238        42,288
      -------------------------------------------------------------------
      Avaya Inc./(a)/                                 9,216       132,250
      -------------------------------------------------------------------
      CIENA Corp./(a)/                               11,463        29,231
      -------------------------------------------------------------------
      Cisco Systems, Inc./(a)/                      132,198     2,384,852
      -------------------------------------------------------------------
      Comverse Technology, Inc./(a)/                  3,939        88,037
      -------------------------------------------------------------------
      Corning Inc./(a)/                              28,169       308,169
      -------------------------------------------------------------------
      JDS Uniphase Corp./(a)/                        29,006        62,073
      -------------------------------------------------------------------
      Lucent Technologies Inc./(a)/                  88,751       289,328
      -------------------------------------------------------------------
      Motorola, Inc.                                 48,874       769,277
      -------------------------------------------------------------------
      QUALCOMM Inc.                                  32,907     1,225,457
      -------------------------------------------------------------------
      Scientific-Atlanta, Inc.                        3,084        93,476
      -------------------------------------------------------------------
      Tellabs, Inc./(a)/                              9,281        66,081
      -------------------------------------------------------------------
                                                                5,532,389
      -------------------------------------------------------------------

      COMPUTER & ELECTRONICS RETAIL-0.22%
      Best Buy Co., Inc.                              6,511       350,227
      -------------------------------------------------------------------
      Circuit City Stores, Inc.                       3,902        55,877
      -------------------------------------------------------------------
      RadioShack Corp.                                3,215       106,481
      -------------------------------------------------------------------
                                                                  512,585
      -------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES      VALUE
    ------------------------------------------------------------------------

    COMPUTER HARDWARE-3.23%
    Apple Computer, Inc./(a)/                            8,071 $     620,660
    ------------------------------------------------------------------------
    Dell Inc./(a)/                                      49,876     2,082,822
    ------------------------------------------------------------------------
    Gateway, Inc./(a)/                                   7,506        35,503
    ------------------------------------------------------------------------
    Hewlett-Packard Co.                                 60,629     1,187,722
    ------------------------------------------------------------------------
    International Business Machines Corp.               33,421     3,122,190
    ------------------------------------------------------------------------
    NCR Corp./(a)/                                       3,740       127,833
    ------------------------------------------------------------------------
    Sun Microsystems, Inc./(a)/                         67,519       294,383
    ------------------------------------------------------------------------
                                                                   7,471,113
    ------------------------------------------------------------------------

    COMPUTER STORAGE & PERIPHERALS-0.50%
    EMC Corp./(a)/                                      48,108       630,215
    ------------------------------------------------------------------------
    Lexmark International, Inc.-Class A/(a)/             2,591       215,960
    ------------------------------------------------------------------------
    Network Appliance, Inc./(a)/                         7,203       229,344
    ------------------------------------------------------------------------
    QLogic Corp./(a)/                                    1,860        71,201
    ------------------------------------------------------------------------
                                                                   1,146,720
    ------------------------------------------------------------------------

    CONSTRUCTION & ENGINEERING-0.04%
    Fluor Corp.                                          1,680        89,947
    ------------------------------------------------------------------------

    CONSTRUCTION & FARM MACHINERY & HEAVY
     TRUCKS-0.58%
    Caterpillar Inc.                                     6,850       610,335
    ------------------------------------------------------------------------
    Cummins Inc.                                           912        70,835
    ------------------------------------------------------------------------
    Deere & Co.                                          4,997       346,942
    ------------------------------------------------------------------------
    Navistar International Corp./(a)/                    1,405        54,683
    ------------------------------------------------------------------------
    PACCAR Inc.                                          3,495       246,957
    ------------------------------------------------------------------------
                                                                   1,329,752
    ------------------------------------------------------------------------

    CONSTRUCTION MATERIALS-0.05%
    Vulcan Materials Co.                                 2,059       116,292
    ------------------------------------------------------------------------

    CONSUMER FINANCE-1.27%
    American Express Co.                                25,199     1,344,367
    ------------------------------------------------------------------------
    Capital One Financial Corp.                          4,863       380,676
    ------------------------------------------------------------------------
    MBNA Corp.                                          25,629       681,219
    ------------------------------------------------------------------------
    Providian Financial Corp./(a)/                       5,894        98,312
    ------------------------------------------------------------------------
    SLM Corp.                                            8,629       433,090
    ------------------------------------------------------------------------
                                                                   2,937,664
    ------------------------------------------------------------------------

    DATA PROCESSING & OUTSOURCED
     SERVICES-1.03%
    Affiliated Computer Services, Inc.-Class A/(a)/      2,577       139,648
    ------------------------------------------------------------------------
    Automatic Data Processing, Inc.                     11,694       508,455
    ------------------------------------------------------------------------
    Computer Sciences Corp./(a)/                         3,800       195,776
    ------------------------------------------------------------------------
    Convergys Corp./(a)/                                 2,870        41,012
    ------------------------------------------------------------------------
    Electronic Data Systems Corp.                       10,319       221,033
    ------------------------------------------------------------------------
    First Data Corp.                                    16,660       678,728
    ------------------------------------------------------------------------
    Fiserv, Inc./(a)/                                    3,932       150,399
    ------------------------------------------------------------------------
    Paychex, Inc.                                        7,615       232,181
    ------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES      VALUE
     ---------------------------------------------------------------------

     DATA PROCESSING & OUTSOURCED
      SERVICES-(Continued)
     Sabre Holdings Corp.-Class A                      2,764 $      58,320
     ---------------------------------------------------------------------
     SunGard Data Systems Inc./(a)/                    5,808       156,177
     ---------------------------------------------------------------------
                                                                 2,381,729
     ---------------------------------------------------------------------

     DEPARTMENT STORES-0.58%
     Dillards, Inc.-Class A                            1,681        44,109
     ---------------------------------------------------------------------
     Federated Department Stores, Inc.                 3,396       192,893
     ---------------------------------------------------------------------
     J.C. Penney Co., Inc.                             5,733       244,914
     ---------------------------------------------------------------------
     Kohl's Corp./(a)/                                 6,881       323,476
     ---------------------------------------------------------------------
     May Department Stores Co. (The)                   5,869       198,959
     ---------------------------------------------------------------------
     Nordstrom, Inc.                                   2,827       136,403
     ---------------------------------------------------------------------
     Sears, Roebuck & Co.                              4,151       208,588
     ---------------------------------------------------------------------
                                                                 1,349,342
     ---------------------------------------------------------------------

     DISTILLERS & VINTNERS-0.05%
     Brown-Forman Corp.-Class B                        2,445       117,922
     ---------------------------------------------------------------------

     DISTRIBUTORS-0.06%
     Genuine Parts Co.                                 3,524       149,171
     ---------------------------------------------------------------------

     DIVERSIFIED BANKS-3.86%
     Bank of America Corp.                            81,092     3,760,236
     ---------------------------------------------------------------------
     Comerica Inc.                                     3,423       198,055
     ---------------------------------------------------------------------
     U.S. Bancorp                                     37,485     1,126,424
     ---------------------------------------------------------------------
     Wachovia Corp.                                   32,195     1,765,896
     ---------------------------------------------------------------------
     Wells Fargo & Co.                                33,966     2,082,116
     ---------------------------------------------------------------------
                                                                 8,932,727
     ---------------------------------------------------------------------

     DIVERSIFIED CHEMICALS-1.00%
     Dow Chemical Co. (The)                           18,921       940,374
     ---------------------------------------------------------------------
     E. I. du Pont de Nemours & Co.                   19,939       948,299
     ---------------------------------------------------------------------
     Eastman Chemical Co.                              1,567        84,853
     ---------------------------------------------------------------------
     Engelhard Corp.                                   2,454        73,743
     ---------------------------------------------------------------------
     Hercules Inc./(a)/                                2,250        32,647
     ---------------------------------------------------------------------
     PPG Industries, Inc.                              3,459       237,910
     ---------------------------------------------------------------------
                                                                 2,317,826
     ---------------------------------------------------------------------

     DIVERSIFIED COMMERCIAL SERVICES-0.50%
     Apollo Group, Inc.-Class A/(a)/                   3,718       290,710
     ---------------------------------------------------------------------
     Cendant Corp./(a)/                               21,137       465,014
     ---------------------------------------------------------------------
     Cintas Corp.                                      3,447       149,944
     ---------------------------------------------------------------------
     Equifax Inc.                                      2,743        77,627
     ---------------------------------------------------------------------
     H&R Block, Inc.                                   3,320       160,389
     ---------------------------------------------------------------------
     PHH Corp./(b)/                                        1            19
     ---------------------------------------------------------------------
                                                                 1,143,703
     ---------------------------------------------------------------------

     DIVERSIFIED METALS & MINING-0.14%
     Freeport-McMoRan Copper & Gold, Inc.-Class B      3,565       131,228
     ---------------------------------------------------------------------
     Phelps Dodge Corp.                                1,915       184,414
     ---------------------------------------------------------------------
                                                                   315,642
     ---------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
       ------------------------------------------------------------------

       DRUG RETAIL-0.54%
       CVS Corp.                                      8,044 $     372,839
       ------------------------------------------------------------------
       Walgreen Co.                                  20,517       874,229
       ------------------------------------------------------------------
                                                                1,247,068
       ------------------------------------------------------------------

       ELECTRIC UTILITIES-1.99%
       Allegheny Energy, Inc./(a)/                    2,761        53,398
       ------------------------------------------------------------------
       Ameren Corp.                                   3,912       196,069
       ------------------------------------------------------------------
       American Electric Power Co., Inc.              7,969       280,907
       ------------------------------------------------------------------
       CenterPoint Energy, Inc.                       6,193        69,671
       ------------------------------------------------------------------
       Cinergy Corp.                                  3,636       146,494
       ------------------------------------------------------------------
       Consolidated Edison, Inc.                      4,862       213,296
       ------------------------------------------------------------------
       DTE Energy Co.                                 3,498       153,247
       ------------------------------------------------------------------
       Edison International                           6,561       213,036
       ------------------------------------------------------------------
       Entergy Corp.                                  4,487       311,936
       ------------------------------------------------------------------
       Exelon Corp.                                  13,295       588,304
       ------------------------------------------------------------------
       FirstEnergy Corp.                              6,642       264,086
       ------------------------------------------------------------------
       FPL Group, Inc.                                3,730       285,867
       ------------------------------------------------------------------
       PG&E Corp./(a)/                                8,074       282,590
       ------------------------------------------------------------------
       Pinnacle West Capital Corp.                    1,839        76,686
       ------------------------------------------------------------------
       PPL Corp.                                      3,804       205,416
       ------------------------------------------------------------------
       Progress Energy, Inc.                          4,970       219,922
       ------------------------------------------------------------------
       Southern Co. (The)                            14,868       502,092
       ------------------------------------------------------------------
       TECO Energy, Inc.                              4,003        64,088
       ------------------------------------------------------------------
       TXU Corp.                                      4,822       333,682
       ------------------------------------------------------------------
       Xcel Energy, Inc.                              8,052       146,466
       ------------------------------------------------------------------
                                                                4,607,253
       ------------------------------------------------------------------

       ELECTRICAL COMPONENTS &
        EQUIPMENT-0.43%
       American Power Conversion Corp.                3,839        81,656
       ------------------------------------------------------------------
       Cooper Industries, Ltd.-Class A (Bermuda)      1,841       127,949
       ------------------------------------------------------------------
       Emerson Electric Co.                           8,426       566,564
       ------------------------------------------------------------------
       Power-One, Inc./(a)/                           1,688        12,542
       ------------------------------------------------------------------
       Rockwell Automation, Inc.                      3,712       210,285
       ------------------------------------------------------------------
                                                                  998,996
       ------------------------------------------------------------------

       ELECTRONIC EQUIPMENT
        MANUFACTURERS-0.15%
       Agilent Technologies, Inc./(a)/                9,780       216,236
       ------------------------------------------------------------------
       Symbol Technologies, Inc.                      4,820        88,206
       ------------------------------------------------------------------
       Tektronix, Inc.                                1,806        52,049
       ------------------------------------------------------------------
                                                                  356,491
       ------------------------------------------------------------------

       ELECTRONIC MANUFACTURING SERVICES-0.16%
       Jabil Circuit, Inc./(a)/                       4,047        95,388
       ------------------------------------------------------------------
       Molex Inc.                                     3,818       109,653
       ------------------------------------------------------------------
       Sanmina-SCI Corp./(a)/                        10,496        64,865
       ------------------------------------------------------------------
       Solectron Corp./(a)/                          19,491        96,870
       ------------------------------------------------------------------
                                                                  366,776
       ------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
          -----------------------------------------------------------

          EMPLOYMENT SERVICES-0.08%
          Monster Worldwide Inc./(a)/             2,388 $      74,721
          -----------------------------------------------------------
          Robert Half International Inc.          3,470       105,280
          -----------------------------------------------------------
                                                              180,001
          -----------------------------------------------------------

          ENVIRONMENTAL SERVICES-0.17%
          Allied Waste Industries, Inc./(a)/      6,408        53,250
          -----------------------------------------------------------
          Waste Management, Inc.                 11,486       333,094
          -----------------------------------------------------------
                                                              386,344
          -----------------------------------------------------------

          FERTILIZERS & AGRICULTURAL
           CHEMICALS-0.12%
          Monsanto Co.                            5,308       287,322
          -----------------------------------------------------------

          FOOD DISTRIBUTORS-0.20%
          Sysco Corp.                            12,878       450,344
          -----------------------------------------------------------

          FOOD RETAIL-0.29%
          Albertson's, Inc.                       7,408       169,495
          -----------------------------------------------------------
          Kroger Co. (The)/(a)/                  14,886       254,551
          -----------------------------------------------------------
          Safeway Inc./(a)/                       9,001       169,669
          -----------------------------------------------------------
          SUPERVALU INC.                          2,694        85,157
          -----------------------------------------------------------
                                                              678,872
          -----------------------------------------------------------

          FOOTWEAR-0.22%
          NIKE, Inc.-Class B                      5,269       456,453
          -----------------------------------------------------------
          Reebok International Ltd.               1,191        53,035
          -----------------------------------------------------------
                                                              509,488
          -----------------------------------------------------------

          FOREST PRODUCTS-0.15%
          Louisiana-Pacific Corp.                 2,200        56,320
          -----------------------------------------------------------
          Weyerhaeuser Co.                        4,822       300,893
          -----------------------------------------------------------
                                                              357,213
          -----------------------------------------------------------

          GAS UTILITIES-0.14%
          KeySpan Corp.                           3,225       127,291
          -----------------------------------------------------------
          Nicor Inc.                                865        31,936
          -----------------------------------------------------------
          NiSource Inc.                           5,428       124,301
          -----------------------------------------------------------
          Peoples Energy Corp.                      754        32,294
          -----------------------------------------------------------
                                                              315,822
          -----------------------------------------------------------

          GENERAL MERCHANDISE STORES-0.51%
          Big Lots, Inc./(a)/                     2,218        24,975
          -----------------------------------------------------------
          Dollar General Corp.                    6,613       133,649
          -----------------------------------------------------------
          Family Dollar Stores, Inc.              3,389       113,362
          -----------------------------------------------------------
          Target Corp.                           17,976       912,642
          -----------------------------------------------------------
                                                            1,184,628
          -----------------------------------------------------------

          GOLD-0.16%
          Newmont Mining Corp.                    8,929       371,357
          -----------------------------------------------------------

          HEALTH CARE DISTRIBUTORS-0.35%
          AmerisourceBergen Corp.                 2,109       122,913
          -----------------------------------------------------------
          Cardinal Health, Inc.                   8,668       488,182
          -----------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
      -------------------------------------------------------------------

      HEALTH CARE DISTRIBUTORS-(continued)
      McKesson Corp.                                  5,912 $     203,905
      -------------------------------------------------------------------
                                                                  815,000
      -------------------------------------------------------------------

      HEALTH CARE EQUIPMENT-2.14%
      Bard (C.R.), Inc.                               2,111       143,126
      -------------------------------------------------------------------
      Baxter International Inc.                      12,382       418,016
      -------------------------------------------------------------------
      Becton, Dickinson & Co.                         5,085       288,065
      -------------------------------------------------------------------
      Biomet, Inc.                                    5,082       215,883
      -------------------------------------------------------------------
      Boston Scientific Corp./(a)/                   16,962       560,764
      -------------------------------------------------------------------
      Fisher Scientific International Inc./(a)/       2,354       148,655
      -------------------------------------------------------------------
      Guidant Corp.                                   6,394       463,501
      -------------------------------------------------------------------
      Hospira, Inc./(a)/                              3,142        90,772
      -------------------------------------------------------------------
      Medtronic, Inc.                                24,254     1,273,092
      -------------------------------------------------------------------
      PerkinElmer, Inc.                               2,580        59,314
      -------------------------------------------------------------------
      St. Jude Medical, Inc./(a)/                     7,177       281,913
      -------------------------------------------------------------------
      Stryker Corp.                                   8,081       397,100
      -------------------------------------------------------------------
      Thermo Electron Corp./(a)/                      3,187        95,419
      -------------------------------------------------------------------
      Waters Corp./(a)/                               2,425       119,019
      -------------------------------------------------------------------
      Zimmer Holdings, Inc./(a)/                      4,934       389,046
      -------------------------------------------------------------------
                                                                4,943,685
      -------------------------------------------------------------------

      HEALTH CARE FACILITIES-0.28%
      HCA Inc.                                        8,461       376,684
      -------------------------------------------------------------------
      Health Management Associates, Inc.-Class A      4,901       108,214
      -------------------------------------------------------------------
      Manor Care, Inc.                                1,761        60,843
      -------------------------------------------------------------------
      Tenet Healthcare Corp./(a)/                     9,388        93,223
      -------------------------------------------------------------------
                                                                  638,964
      -------------------------------------------------------------------

      HEALTH CARE SERVICES-0.49%
      Caremark Rx, Inc./(a)/                          9,125       356,787
      -------------------------------------------------------------------
      Express Scripts, Inc./(a)/                      1,524       113,066
      -------------------------------------------------------------------
      IMS Health Inc.                                 4,608       107,735
      -------------------------------------------------------------------
      Laboratory Corp. of America Holdings/(a)/       2,776       132,832
      -------------------------------------------------------------------
      Medco Health Solutions, Inc./(a)/               5,479       233,241
      -------------------------------------------------------------------
      Quest Diagnostics Inc.                          2,031       193,554
      -------------------------------------------------------------------
                                                                1,137,215
      -------------------------------------------------------------------

      HEALTH CARE SUPPLIES-0.05%
      Bausch & Lomb Inc.                              1,067        77,774
      -------------------------------------------------------------------
      Millipore Corp./(a)/                              997        43,399
      -------------------------------------------------------------------
                                                                  121,173
      -------------------------------------------------------------------

      HOME ENTERTAINMENT SOFTWARE-0.17%
      Electronic Arts Inc./(a)/                       6,115       393,439
      -------------------------------------------------------------------

      HOME FURNISHINGS-0.05%
      Leggett & Platt, Inc.                           3,860       110,010
      -------------------------------------------------------------------

      HOME IMPROVEMENT RETAIL-1.22%
      Home Depot, Inc. (The)                         44,087     1,819,030
      -------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
       ------------------------------------------------------------------

       HOME IMPROVEMENT RETAIL-(continued)
       Lowe's Cos., Inc.                             15,514 $     884,143
       ------------------------------------------------------------------
       Sherwin-Williams Co. (The)                     2,837       122,558
       ------------------------------------------------------------------
                                                                2,825,731
       ------------------------------------------------------------------

       HOMEBUILDING-0.18%
       Centex Corp.                                   2,488       152,539
       ------------------------------------------------------------------
       KB HOME                                          923       100,284
       ------------------------------------------------------------------
       Pulte Homes, Inc.                              2,555       168,834
       ------------------------------------------------------------------
                                                                  421,657
       ------------------------------------------------------------------

       HOTELS, RESORTS & CRUISE LINES-0.62%
       Carnival Corp. (Panama)                       12,713       732,269
       ------------------------------------------------------------------
       Hilton Hotels Corp.                            7,753       172,504
       ------------------------------------------------------------------
       Marriott International, Inc.-Class A           4,489       283,615
       ------------------------------------------------------------------
       Starwood Hotels & Resorts Worldwide, Inc.      4,161       240,880
       ------------------------------------------------------------------
                                                                1,429,268
       ------------------------------------------------------------------

       HOUSEHOLD APPLIANCES-0.16%
       Black & Decker Corp. (The)                     1,614       132,994
       ------------------------------------------------------------------
       Maytag Corp.                                   1,589        24,963
       ------------------------------------------------------------------
       Snap-on Inc.                                   1,164        38,540
       ------------------------------------------------------------------
       Stanley Works (The)                            1,649        78,426
       ------------------------------------------------------------------
       Whirlpool Corp.                                1,336        91,195
       ------------------------------------------------------------------
                                                                  366,118
       ------------------------------------------------------------------

       HOUSEHOLD PRODUCTS-1.77%
       Clorox Co. (The)                               3,054       181,469
       ------------------------------------------------------------------
       Colgate-Palmolive Co.                         10,646       559,341
       ------------------------------------------------------------------
       Kimberly-Clark Corp.                           9,791       641,408
       ------------------------------------------------------------------
       Procter & Gamble Co. (The)                    50,927     2,710,844
       ------------------------------------------------------------------
                                                                4,093,062
       ------------------------------------------------------------------

       HOUSEWARES & SPECIALTIES-0.16%
       Fortune Brands, Inc.                           2,900       243,542
       ------------------------------------------------------------------
       Newell Rubbermaid Inc.                         5,536       119,135
       ------------------------------------------------------------------
                                                                  362,677
       ------------------------------------------------------------------

       HYPERMARKETS & SUPER CENTERS-2.12%
       Costco Wholesale Corp.                         9,417       445,142
       ------------------------------------------------------------------
       Wal-Mart Stores, Inc.                         85,021     4,455,100
       ------------------------------------------------------------------
                                                                4,900,242
       ------------------------------------------------------------------

       INDUSTRIAL CONGLOMERATES-4.60%
       3M Co.                                        15,630     1,318,547
       ------------------------------------------------------------------
       General Electric Co.                         212,253     7,668,701
       ------------------------------------------------------------------
       Textron Inc.                                   2,760       198,665
       ------------------------------------------------------------------
       Tyco International Ltd. (Bermuda)             40,359     1,458,574
       ------------------------------------------------------------------
                                                               10,644,487
       ------------------------------------------------------------------

                                                                MARKET
                                                    SHARES      VALUE
     ---------------------------------------------------------------------

     INDUSTRIAL GASES-0.24%
     Air Products & Chemicals, Inc.                    4,577 $     269,631
     ---------------------------------------------------------------------
     Praxair, Inc.                                     6,543       282,330
     ---------------------------------------------------------------------
                                                                   551,961
     ---------------------------------------------------------------------

     INDUSTRIAL MACHINERY-0.81%
     Danaher Corp.                                     6,208       340,695
     ---------------------------------------------------------------------
     Dover Corp.                                       4,094       156,800
     ---------------------------------------------------------------------
     Eaton Corp.                                       3,051       207,437
     ---------------------------------------------------------------------
     Illinois Tool Works Inc.                          5,935       516,226
     ---------------------------------------------------------------------
     Ingersoll-Rand Co.-Class A (Bermuda)              3,457       257,132
     ---------------------------------------------------------------------
     ITT Industries, Inc.                              1,858       158,469
     ---------------------------------------------------------------------
     Pall Corp.                                        2,519        67,837
     ---------------------------------------------------------------------
     Parker Hannifin Corp.                             2,405       156,710
     ---------------------------------------------------------------------
                                                                 1,861,306
     ---------------------------------------------------------------------

     INSURANCE BROKERS-0.21%
     Aon Corp.                                         6,360       144,626
     ---------------------------------------------------------------------
     Marsh & McLennan Cos., Inc.                      10,585       344,012
     ---------------------------------------------------------------------
                                                                   488,638
     ---------------------------------------------------------------------

     INTEGRATED OIL & GAS-4.83%
     Amerada Hess Corp.                                1,835       159,003
     ---------------------------------------------------------------------
     ChevronTexaco Corp.                              42,534     2,313,850
     ---------------------------------------------------------------------
     ConocoPhillips                                   13,871     1,287,090
     ---------------------------------------------------------------------
     Exxon Mobil Corp.                               129,520     6,683,232
     ---------------------------------------------------------------------
     Marathon Oil Corp.                                6,969       269,909
     ---------------------------------------------------------------------
     Occidental Petroleum Corp.                        7,924       462,603
     ---------------------------------------------------------------------
                                                                11,175,687
     ---------------------------------------------------------------------

     INTEGRATED TELECOMMUNICATION SERVICES-2.68%
     ALLTEL Corp.                                      6,097       335,579
     ---------------------------------------------------------------------
     AT&T Corp.                                       16,006       307,155
     ---------------------------------------------------------------------
     BellSouth Corp.                                  36,767       964,766
     ---------------------------------------------------------------------
     CenturyTel, Inc.                                  2,719        88,639
     ---------------------------------------------------------------------
     Citizens Communications Co.                       6,777        91,422
     ---------------------------------------------------------------------
     Qwest Communications International Inc./(a)/     36,450       153,090
     ---------------------------------------------------------------------
     SBC Communications Inc.                          66,562     1,581,513
     ---------------------------------------------------------------------
     Sprint Corp.                                     29,531       703,724
     ---------------------------------------------------------------------
     Verizon Communications Inc.                      55,591     1,978,484
     ---------------------------------------------------------------------
                                                                 6,204,372
     ---------------------------------------------------------------------

     INTERNET RETAIL-0.47%
     eBay Inc./(a)/                                   13,313     1,085,009
     ---------------------------------------------------------------------

     INTERNET SOFTWARE & SERVICES-0.42%
     Yahoo! Inc./(a)/                                 27,601       971,831
     ---------------------------------------------------------------------

     Investment Banking & Brokerage-1.95%
     Bear Stearns Cos. Inc. (The)                      2,075       209,699
     ---------------------------------------------------------------------
     Charles Schwab Corp. (The)                       27,042       303,952
     ---------------------------------------------------------------------
     E*TRADE Financial Corp./(a)/                      7,416       101,970
     ---------------------------------------------------------------------

                                                                 MARKET
                                                     SHARES      VALUE
     ----------------------------------------------------------------------

     INVESTMENT BANKING & BROKERAGE-
      (continued)
     Goldman Sachs Group, Inc. (The)                    9,720 $   1,048,302
     ----------------------------------------------------------------------
     Lehman Brothers Holdings Inc.                      5,408       493,156
     ----------------------------------------------------------------------
     Merrill Lynch & Co., Inc.                         18,698     1,123,189
     ----------------------------------------------------------------------
     Morgan Stanley                                    21,975     1,229,721
     ----------------------------------------------------------------------
                                                                  4,509,989
     ----------------------------------------------------------------------

     IT CONSULTING & OTHER SERVICES-0.02%
     Unisys Corp./(a)/                                  6,743        52,933
     ----------------------------------------------------------------------

     Leisure Products-0.14%
     Brunswick Corp.                                    1,924        88,735
     ----------------------------------------------------------------------
     Hasbro, Inc.                                       3,561        69,796
     ----------------------------------------------------------------------
     Mattel, Inc.                                       8,340       162,213
     ----------------------------------------------------------------------
                                                                    320,744
     ----------------------------------------------------------------------

     LIFE & HEALTH INSURANCE-0.90%
     AFLAC Inc.                                        10,158       401,343
     ----------------------------------------------------------------------
     Jefferson-Pilot Corp.                              2,748       137,125
     ----------------------------------------------------------------------
     Lincoln National Corp.                             3,504       161,675
     ----------------------------------------------------------------------
     MetLife, Inc.                                     14,943       593,984
     ----------------------------------------------------------------------
     Prudential Financial, Inc.                        10,299       555,219
     ----------------------------------------------------------------------
     Torchmark Corp.                                    2,169       118,427
     ----------------------------------------------------------------------
     UnumProvident Corp.                                5,969       102,488
     ----------------------------------------------------------------------
                                                                  2,070,261
     ----------------------------------------------------------------------

     MANAGED HEALTH CARE-1.12%
     Aetna Inc.                                         2,963       376,449
     ----------------------------------------------------------------------
     CIGNA Corp.                                        2,694       216,193
     ----------------------------------------------------------------------
     Humana Inc./(a)/                                   3,209       109,972
     ----------------------------------------------------------------------
     UnitedHealth Group Inc.                           13,121     1,166,457
     ----------------------------------------------------------------------
     WellPoint Inc./(a)/                                5,924       719,766
     ----------------------------------------------------------------------
                                                                  2,588,837
     ----------------------------------------------------------------------

     METAL & GLASS CONTAINERS-0.07%
     Ball Corp.                                         2,262        96,633
     ----------------------------------------------------------------------
     Pactiv Corp./(a)/                                  3,026        67,207
     ----------------------------------------------------------------------
                                                                    163,840
     ----------------------------------------------------------------------

     MOTORCYCLE MANUFACTURERS-0.15%
     Harley-Davidson, Inc.                              5,897       354,469
     ----------------------------------------------------------------------

     MOVIES & ENTERTAINMENT-2.16%
     News Corp.-Class A                                52,453       891,701
     ----------------------------------------------------------------------
     Time Warner Inc./(a)/                             91,957     1,655,226
     ----------------------------------------------------------------------
     Viacom Inc.-Class B                               34,231     1,278,186
     ----------------------------------------------------------------------
     Walt Disney Co. (The)                             41,021     1,174,431
     ----------------------------------------------------------------------
                                                                  4,999,544
     ----------------------------------------------------------------------

     MULTI-LINE INSURANCE-1.78%
     American International Group, Inc.                52,290     3,466,304
     ----------------------------------------------------------------------
     Hartford Financial Services Group, Inc. (The)      5,904       397,280
     ----------------------------------------------------------------------

                                                             MARKET
                                                 SHARES      VALUE
        ---------------------------------------------------------------

        MULTI-LINE INSURANCE-(continued)
        Loews Corp.                                 3,735 $     253,980
        ---------------------------------------------------------------
                                                              4,117,564
        ---------------------------------------------------------------

        MULTI-UTILITIES & UNREGULATED POWER-0.81%
        AES Corp. (The)/(a)/                       13,019       182,917
        ---------------------------------------------------------------
        Calpine Corp./(a)/                         10,731        35,734
        ---------------------------------------------------------------
        CMS Energy Corp./(a)/                       3,921        41,288
        ---------------------------------------------------------------
        Constellation Energy Group                  3,533       176,650
        ---------------------------------------------------------------
        Dominion Resources, Inc.                    6,650       461,377
        ---------------------------------------------------------------
        Duke Energy Corp.                          19,205       514,502
        ---------------------------------------------------------------
        Dynegy Inc.-Class A/(a)/                    7,644        34,016
        ---------------------------------------------------------------
        Public Service Enterprise Group Inc.        4,777       251,987
        ---------------------------------------------------------------
        Sempra Energy                               4,668       173,743
        ---------------------------------------------------------------
                                                              1,872,214
        ---------------------------------------------------------------

        OFFICE ELECTRONICS-0.13%
        Xerox Corp./(a)/                           19,184       304,642
        ---------------------------------------------------------------

        OFFICE SERVICES & SUPPLIES-0.15%
        Avery Dennison Corp.                        2,224       133,640
        ---------------------------------------------------------------
        Pitney Bowes Inc.                           4,654       208,220
        ---------------------------------------------------------------
                                                                341,860
        ---------------------------------------------------------------

        OIL & GAS DRILLING-0.28%
        Nabors Industries, Ltd. (Bermuda)/(a)/      2,995       150,948
        ---------------------------------------------------------------
        Noble Corp. (Cayman Islands)/(a)/           2,696       143,832
        ---------------------------------------------------------------
        Rowan Cos., Inc./(a)/                       2,150        60,544
        ---------------------------------------------------------------
        Transocean Inc. (Cayman Islands)/(a)/       6,461       284,284
        ---------------------------------------------------------------
                                                                639,608
        ---------------------------------------------------------------

        OIL & GAS EQUIPMENT & SERVICES-0.72%
        Baker Hughes Inc.                           6,721       291,019
        ---------------------------------------------------------------
        BJ Services Co.                             3,252       156,259
        ---------------------------------------------------------------
        Halliburton Co.                            10,089       414,961
        ---------------------------------------------------------------
        Schlumberger Ltd. (Netherlands)            11,819       804,165
        ---------------------------------------------------------------
                                                              1,666,404
        ---------------------------------------------------------------

        OIL & GAS EXPLORATION & PRODUCTION-0.96%
        Anadarko Petroleum Corp.                    4,965       328,733
        ---------------------------------------------------------------
        Apache Corp.                                6,565       357,267
        ---------------------------------------------------------------
        Burlington Resources Inc.                   7,849       343,080
        ---------------------------------------------------------------
        Devon Energy Corp.                          9,736       395,963
        ---------------------------------------------------------------
        EOG Resources, Inc.                         2,373       176,195
        ---------------------------------------------------------------
        Kerr-McGee Corp.                            3,040       187,720
        ---------------------------------------------------------------
        Unocal Corp.                                5,283       251,312
        ---------------------------------------------------------------
        XTO Energy, Inc.                            5,228       187,737
        ---------------------------------------------------------------
                                                              2,228,007
        ---------------------------------------------------------------

                                                          MARKET
                                              SHARES      VALUE
            --------------------------------------------------------

            OIL & GAS REFINING, MARKETING &
             TRANSPORTATION-0.43%
            Ashland Inc.                         1,431 $      87,835
            --------------------------------------------------------
            El Paso Corp.                       12,910       140,332
            --------------------------------------------------------
            Kinder Morgan, Inc.                  2,487       186,624
            --------------------------------------------------------
            Sunoco, Inc.                         1,467       128,348
            --------------------------------------------------------
            Valero Energy Corp.                  5,149       267,902
            --------------------------------------------------------
            Williams Cos., Inc. (The)           11,187       188,053
            --------------------------------------------------------
                                                             999,094
            --------------------------------------------------------

            OTHER DIVERSIFIED FINANCIAL
             SERVICES-3.47%
            Citigroup Inc.                     104,192     5,110,618
            --------------------------------------------------------
            JPMorgan Chase & Co.                71,521     2,669,879
            --------------------------------------------------------
            Principal Financial Group, Inc.      6,161       250,013
            --------------------------------------------------------
                                                           8,030,510
            --------------------------------------------------------

            PACKAGED FOODS & MEATS-1.15%
            Campbell Soup Co.                    8,267       242,388
            --------------------------------------------------------
            ConAgra Foods, Inc.                 10,325       304,587
            --------------------------------------------------------
            General Mills, Inc.                  7,314       387,569
            --------------------------------------------------------
            Heinz (H.J.) Co.                     7,037       266,069
            --------------------------------------------------------
            Hershey Foods Corp.                  4,959       290,052
            --------------------------------------------------------
            Kellogg Co.                          8,289       370,021
            --------------------------------------------------------
            McCormick & Co., Inc.                2,760       102,589
            --------------------------------------------------------
            Sara Lee Corp.                      15,756       369,951
            --------------------------------------------------------
            Wrigley Jr. (Wm.) Co.                4,505       317,107
            --------------------------------------------------------
                                                           2,650,333
            --------------------------------------------------------

            PAPER PACKAGING-0.10%
            Bemis Co., Inc.                      2,153        62,437
            --------------------------------------------------------
            Sealed Air Corp./(a)/                1,691        86,748
            --------------------------------------------------------
            Temple-Inland Inc.                   1,122        71,359
            --------------------------------------------------------
                                                             220,544
            --------------------------------------------------------

            PAPER PRODUCTS-0.29%
            Georgia-Pacific Corp.                5,199       166,888
            --------------------------------------------------------
            International Paper Co.              9,794       383,435
            --------------------------------------------------------
            MeadWestvaco Corp.                   4,064       117,409
            --------------------------------------------------------
                                                             667,732
            --------------------------------------------------------

            PERSONAL PRODUCTS-0.65%
            Alberto-Culver Co.                   1,826        99,061
            --------------------------------------------------------
            Avon Products, Inc.                  9,524       402,103
            --------------------------------------------------------
            Gillette Co. (The)                  19,931     1,010,900
            --------------------------------------------------------
                                                           1,512,064
            --------------------------------------------------------

            PHARMACEUTICALS-6.33%
            Abbott Laboratories                 31,266     1,407,595
            --------------------------------------------------------
            Allergan, Inc.                       2,635       200,128
            --------------------------------------------------------
            Bristol-Myers Squibb Co.            39,061       915,590
            --------------------------------------------------------
            Forest Laboratories, Inc./(a)/       7,395       307,114
            --------------------------------------------------------

                                                                 MARKET
                                                     SHARES      VALUE
     ----------------------------------------------------------------------

     PHARMACEUTICALS-(continued)
     Johnson & Johnson                                 59,581 $   3,854,891
     ----------------------------------------------------------------------
     King Pharmaceuticals, Inc./(a)/                    4,864        51,121
     ----------------------------------------------------------------------
     Lilly (Eli) & Co.                                 22,719     1,232,279
     ----------------------------------------------------------------------
     Merck & Co. Inc.                                  44,521     1,248,814
     ----------------------------------------------------------------------
     Mylan Laboratories Inc.                            5,412        90,002
     ----------------------------------------------------------------------
     Pfizer Inc.                                      151,196     3,652,895
     ----------------------------------------------------------------------
     Schering-Plough Corp.                             29,550       548,448
     ----------------------------------------------------------------------
     Watson Pharmaceuticals, Inc./(a)/                  2,204        65,745
     ----------------------------------------------------------------------
     Wyeth                                             26,759     1,060,459
     ----------------------------------------------------------------------
                                                                 14,635,081
     ----------------------------------------------------------------------

     PHOTOGRAPHIC PRODUCTS-0.08%
     Eastman Kodak Co.                                  5,771       190,962
     ----------------------------------------------------------------------

     PROPERTY & CASUALTY INSURANCE-1.25%
     ACE Ltd. (Cayman Islands)                          5,719       248,205
     ----------------------------------------------------------------------
     Allstate Corp. (The)                              13,776       694,861
     ----------------------------------------------------------------------
     Ambac Financial Group, Inc.                        2,184       167,906
     ----------------------------------------------------------------------
     Chubb Corp. (The)                                  3,846       286,450
     ----------------------------------------------------------------------
     Cincinnati Financial Corp.                         3,389       149,523
     ----------------------------------------------------------------------
     MBIA Inc.                                          2,824       168,706
     ----------------------------------------------------------------------
     Progressive Corp. (The)                            4,030       337,110
     ----------------------------------------------------------------------
     SAFECO Corp.                                       2,535       117,371
     ----------------------------------------------------------------------
     St. Paul Travelers Cos., Inc. (The)               13,469       505,626
     ----------------------------------------------------------------------
     XL Capital Ltd.-Class A (Cayman Islands)           2,786       208,337
     ----------------------------------------------------------------------
                                                                  2,884,095
     ----------------------------------------------------------------------

     PUBLISHING-0.58%
     Dow Jones & Co., Inc.                              1,648        62,822
     ----------------------------------------------------------------------
     Gannett Co., Inc.                                  5,124       410,125
     ----------------------------------------------------------------------
     Knight-Ridder, Inc.                                1,559       101,506
     ----------------------------------------------------------------------
     McGraw-Hill Cos., Inc. (The)                       3,826       346,253
     ----------------------------------------------------------------------
     Meredith Corp.                                     1,000        48,030
     ----------------------------------------------------------------------
     New York Times Co. (The)-Class A                   2,912       113,219
     ----------------------------------------------------------------------
     Tribune Co.                                        6,377       254,952
     ----------------------------------------------------------------------
                                                                  1,336,907
     ----------------------------------------------------------------------

     RAILROADS-0.49%
     Burlington Northern Santa Fe Corp.                 7,546       363,566
     ----------------------------------------------------------------------
     CSX Corp.                                          4,326       172,910
     ----------------------------------------------------------------------
     Norfolk Southern Corp.                             7,929       276,881
     ----------------------------------------------------------------------
     Union Pacific Corp.                                5,220       311,112
     ----------------------------------------------------------------------
                                                                  1,124,469
     ----------------------------------------------------------------------

     REAL ESTATE-0.50%
     Apartment Investment & Management Co.-Class A      1,906        68,425
     ----------------------------------------------------------------------
     Archstone-Smith Trust                              3,928       134,730
     ----------------------------------------------------------------------
     Equity Office Properties Trust                     8,115       227,058
     ----------------------------------------------------------------------
     Equity Residential                                 5,652       178,264
     ----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
       ------------------------------------------------------------------

       REAL ESTATE-(continued)
       Plum Creek Timber Co., Inc.                    3,691 $     131,843
       ------------------------------------------------------------------
       ProLogis                                       3,691       140,775
       ------------------------------------------------------------------
       Simon Property Group, Inc.                     4,452       264,004
       ------------------------------------------------------------------
                                                                1,145,099
       ------------------------------------------------------------------

       REGIONAL BANKS-1.90%
       AmSouth Bancorp.                               7,123       177,648
       ------------------------------------------------------------------
       BB&T Corp.                                    11,064       436,696
       ------------------------------------------------------------------
       Compass Bancshares, Inc.                       2,461       115,249
       ------------------------------------------------------------------
       Fifth Third Bancorp                           11,873       551,738
       ------------------------------------------------------------------
       First Horizon National Corp.                   2,487       105,872
       ------------------------------------------------------------------
       Huntington Bancshares Inc.                     4,625       106,236
       ------------------------------------------------------------------
       KeyCorp                                        8,193       273,810
       ------------------------------------------------------------------
       M&T Bank Corp.                                 2,331       238,601
       ------------------------------------------------------------------
       Marshall & Ilsley Corp.                        4,487       192,088
       ------------------------------------------------------------------
       National City Corp.                           13,602       483,551
       ------------------------------------------------------------------
       North Fork Bancorp., Inc.                      9,421       270,383
       ------------------------------------------------------------------
       PNC Financial Services Group                   5,686       306,305
       ------------------------------------------------------------------
       Regions Financial Corp.                        9,306       297,792
       ------------------------------------------------------------------
       SunTrust Banks, Inc.                           7,443       536,045
       ------------------------------------------------------------------
       Synovus Financial Corp.                        6,231       169,047
       ------------------------------------------------------------------
       Zions Bancorp.                                 1,802       122,212
       ------------------------------------------------------------------
                                                                4,383,273
       ------------------------------------------------------------------

       RESTAURANTS-0.74%
       Darden Restaurants, Inc.                       3,177        93,912
       ------------------------------------------------------------------
       McDonald's Corp.                              25,239       817,491
       ------------------------------------------------------------------
       Starbucks Corp./(a)/                           8,029       433,566
       ------------------------------------------------------------------
       Wendy's International, Inc.                    2,287        89,696
       ------------------------------------------------------------------
       Yum! Brands, Inc.                              5,880       272,538
       ------------------------------------------------------------------
                                                                1,707,203
       ------------------------------------------------------------------

       SEMICONDUCTOR EQUIPMENT-0.37%
       Applied Materials, Inc./(a)/                  34,094       542,095
       ------------------------------------------------------------------
       KLA-Tencor Corp./(a)/                          3,923       181,439
       ------------------------------------------------------------------
       Novellus Systems, Inc./(a)/                    2,774        72,540
       ------------------------------------------------------------------
       Teradyne, Inc./(a)/                            3,909        54,843
       ------------------------------------------------------------------
                                                                  850,917
       ------------------------------------------------------------------

       SEMICONDUCTORS-2.45%
       Advanced Micro Devices, Inc./(a)/              7,747       122,403
       ------------------------------------------------------------------
       Altera Corp./(a)/                              7,487       143,750
       ------------------------------------------------------------------
       Analog Devices, Inc.                           7,519       269,857
       ------------------------------------------------------------------
       Applied Micro Circuits Corp./(a)/              6,185        20,472
       ------------------------------------------------------------------
       Broadcom Corp.-Class A/(a)/                    6,605       210,237
       ------------------------------------------------------------------
       Freescale Semiconductor Inc.-Class B/(a)/      7,825       136,703
       ------------------------------------------------------------------
       Intel Corp.                                  126,943     2,849,870
       ------------------------------------------------------------------
       Linear Technology Corp.                        6,192       233,686
       ------------------------------------------------------------------
       LSI Logic Corp./(a)/                           7,752        47,365
       ------------------------------------------------------------------

                                                              MARKET
                                                  SHARES      VALUE
        ----------------------------------------------------------------

        SEMICONDUCTORS-(continued)
        Maxim Integrated Products, Inc.              6,539 $     255,086
        ----------------------------------------------------------------
        Micron Technology, Inc./(a)/                12,315       128,199
        ----------------------------------------------------------------
        National Semiconductor Corp.                 7,211       122,082
        ----------------------------------------------------------------
        NVIDIA Corp./(a)/                            3,353        76,851
        ----------------------------------------------------------------
        PMC-Sierra, Inc./(a)/                        3,563        36,628
        ----------------------------------------------------------------
        Texas Instruments Inc.                      34,690       805,155
        ----------------------------------------------------------------
        Xilinx, Inc.                                 6,989       204,009
        ----------------------------------------------------------------
                                                               5,662,353
        ----------------------------------------------------------------

        SOFT DRINKS-1.81%
        Coca-Cola Co. (The)                         48,573     2,015,294
        ----------------------------------------------------------------
        Coca-Cola Enterprises Inc.                   9,446       207,340
        ----------------------------------------------------------------
        Pepsi Bottling Group, Inc. (The)             5,020       137,297
        ----------------------------------------------------------------
        PepsiCo, Inc.                               33,818     1,816,027
        ----------------------------------------------------------------
                                                               4,175,958
        ----------------------------------------------------------------

        SPECIALIZED FINANCE-0.18%
        CIT Group Inc.                               4,245       171,371
        ----------------------------------------------------------------
        Moody's Corp.                                2,980       249,664
        ----------------------------------------------------------------
                                                                 421,035
        ----------------------------------------------------------------

        SPECIALTY CHEMICALS-0.25%
        Ecolab Inc.                                  5,184       174,442
        ----------------------------------------------------------------
        Great Lakes Chemical Corp.                   1,009        26,688
        ----------------------------------------------------------------
        International Flavors & Fragrances Inc.      1,897        80,091
        ----------------------------------------------------------------
        Rohm & Haas Co.                              4,518       199,876
        ----------------------------------------------------------------
        Sigma-Aldrich Corp.                          1,391        87,424
        ----------------------------------------------------------------
                                                                 568,521
        ----------------------------------------------------------------

        SPECIALTY STORES-0.50%
        AutoNation, Inc./(a)/                        5,268       100,303
        ----------------------------------------------------------------
        AutoZone, Inc./(a)/                          1,601       142,889
        ----------------------------------------------------------------
        Bed Bath & Beyond Inc./(a)/                  6,053       243,875
        ----------------------------------------------------------------
        Office Depot, Inc./(a)/                      6,309       109,083
        ----------------------------------------------------------------
        OfficeMax Inc.                               1,882        55,538
        ----------------------------------------------------------------
        Staples, Inc.                               10,021       328,088
        ----------------------------------------------------------------
        Tiffany & Co.                                2,942        92,467
        ----------------------------------------------------------------
        Toys R Us, Inc./(a)/                         4,309        92,428
        ----------------------------------------------------------------
                                                               1,164,671
        ----------------------------------------------------------------

        STEEL-0.15%
        Allegheny Technologies, Inc.                 1,918        46,032
        ----------------------------------------------------------------
        Nucor Corp.                                  3,192       179,263
        ----------------------------------------------------------------
        United States Steel Corp.                    2,283       118,259
        ----------------------------------------------------------------
                                                                 343,554
        ----------------------------------------------------------------

        SYSTEMS SOFTWARE-3.62%
        Adobe Systems Inc.                           4,790       272,551
        ----------------------------------------------------------------
        BMC Software, Inc./(a)/                      4,492        75,600
        ----------------------------------------------------------------
        Computer Associates International, Inc.     11,789       320,543
        ----------------------------------------------------------------

                                                             MARKET
                                                 SHARES      VALUE
         --------------------------------------------------------------

         SYSTEMS SOFTWARE-(continued)
         Microsoft Corp.                          218,265 $   5,736,004
         --------------------------------------------------------------
         Novell, Inc./(a)/                          7,545        43,535
         --------------------------------------------------------------
         Oracle Corp./(a)/                        102,962     1,417,787
         --------------------------------------------------------------
         Symantec Corp./(a)/                       12,692       296,358
         --------------------------------------------------------------
         VERITAS Software Corp./(a)/                8,474       217,951
         --------------------------------------------------------------
                                                              8,380,329
         --------------------------------------------------------------

         THRIFTS & MORTGAGE FINANCE-1.73%
         Countrywide Financial Corp.               11,651       431,087
         --------------------------------------------------------------
         Fannie Mae                                19,431     1,254,854
         --------------------------------------------------------------
         Freddie Mac                               13,836       903,352
         --------------------------------------------------------------
         Golden West Financial Corp.                6,152       397,542
         --------------------------------------------------------------
         MGIC Investment Corp.                      1,942       124,094
         --------------------------------------------------------------
         Sovereign Bancorp, Inc.                    7,504       170,641
         --------------------------------------------------------------
         Washington Mutual, Inc.                   17,527       707,214
         --------------------------------------------------------------
                                                              3,988,784
         --------------------------------------------------------------

         TIRES & RUBBER-0.04%
         Cooper Tire & Rubber Co.                   1,506        32,545
         --------------------------------------------------------------
         Goodyear Tire & Rubber Co. (The)/(a)/      3,531        54,519
         --------------------------------------------------------------
                                                                 87,064
         --------------------------------------------------------------

         TOBACCO-1.31%
         Altria Group, Inc.                        41,208     2,630,307
         --------------------------------------------------------------
         Reynolds American Inc.                     2,961       238,124
         --------------------------------------------------------------
         UST Inc.                                   3,327       168,546
         --------------------------------------------------------------
                                                              3,036,977
         --------------------------------------------------------------

                                                                        MARKET
                                                        SHARES          VALUE
----------------------------------------------------------------------------------

TRADING COMPANIES &
 DISTRIBUTORS-0.05%
W.W. Grainger, Inc.                                       1,807      $     110,606
----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
 SERVICES-0.28%
Nextel Communications, Inc.-Class A/(a)/                 22,310            640,074
----------------------------------------------------------------------------------
    Total Common Stocks & Other Equity Interests
     (Cost $199,667,322)                                               221,005,858
----------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT

U.S. TREASURY BILLS-0.39%/(c)/
2.04%, 03/17/05                                     $   100,000/(d)/        99,738
----------------------------------------------------------------------------------
2.16%, 03/17/05                                         800,000/(d)/       797,906
----------------------------------------------------------------------------------
    Total U.S. Treasury Bills (Cost $897,644)                              897,644
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-3.98%
State Street Bank & Trust Co., 2.39%, 02/01/05
 (Cost $9,211,916)/(e)/                               9,211,916          9,211,916
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.96% (Cost $209,776,882)                           231,115,418
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.04%                                         96,289
----------------------------------------------------------------------------------
NET ASSETS-100.00%                                                   $ 231,211,707
----------------------------------------------------------------------------------

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Non-income producing security acquired through a corporate action.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 6.
(e) Repurchase agreement entered into January 31, 2005 with a maturing value of $9,212,528. Collateralized by $7,900,000 U.S. Government obligations, 6.25% due 05/15/29 with a market value at January 31, 2005 of $9,401,545.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $209,776,882)                       $231,115,418
------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                           23,231
------------------------------------------------------------------------------------
  Variation margin                                                           61,987
------------------------------------------------------------------------------------
  Fund shares sold                                                          243,598
------------------------------------------------------------------------------------
  Dividends and interest                                                    178,677
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            17,044
------------------------------------------------------------------------------------
Other assets                                                                 18,436
------------------------------------------------------------------------------------
    Total assets                                                        231,658,391
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Fund shares reacquired                                                    277,554
------------------------------------------------------------------------------------
  Dividends                                                                      53
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                         22,450
------------------------------------------------------------------------------------
Accrued distribution fees                                                    46,440
------------------------------------------------------------------------------------
Accrued trustees' fees                                                        1,292
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                  51,560
------------------------------------------------------------------------------------
Accrued operating expenses                                                   47,335
------------------------------------------------------------------------------------
    Total liabilities                                                       446,684
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                            $231,211,707
------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Shares of beneficial interest                                          $221,163,623
------------------------------------------------------------------------------------
Undistributed net investment income                                         741,276
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 futures contracts                                                      (12,046,415)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and futures contracts   21,353,223
------------------------------------------------------------------------------------
                                                                       $231,211,707
------------------------------------------------------------------------------------


          NET ASSETS:
          Investor Class                                  $224,899,148
          ------------------------------------------------------------
          Institutional Class                             $  6,312,559
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Investor Class                                    18,086,843
          ------------------------------------------------------------
          Institutional Class                                  530,188
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      12.43
          ------------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $      11.91
          ------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends                                                                      $ 2,636,753
-------------------------------------------------------------------------------------------
Interest                                                                            98,948
-------------------------------------------------------------------------------------------
    Total investment income                                                      2,735,701
-------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                      297,104
-------------------------------------------------------------------------------------------
Administrative services fees                                                        32,375
-------------------------------------------------------------------------------------------
Custodian fees                                                                      27,993
-------------------------------------------------------------------------------------------
Distribution fees -- Investor Class                                                289,674
-------------------------------------------------------------------------------------------
Transfer agent fees -- Investor Class                                              249,437
-------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                           2,404
-------------------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                              12,880
-------------------------------------------------------------------------------------------
Other                                                                               92,342
-------------------------------------------------------------------------------------------
    Total expenses                                                               1,004,209
-------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements             (237,506)
-------------------------------------------------------------------------------------------
    Net expenses                                                                   766,703
-------------------------------------------------------------------------------------------
Net investment income                                                            1,968,998
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND FUTURES CONTRACTS:
Net realized gain from:
  Investment securities                                                          2,050,055
-------------------------------------------------------------------------------------------
  Futures contracts                                                                442,726
-------------------------------------------------------------------------------------------
                                                                                 2,492,781
-------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                         12,669,477
-------------------------------------------------------------------------------------------
  Futures contracts                                                                268,826
-------------------------------------------------------------------------------------------
                                                                                12,938,303
-------------------------------------------------------------------------------------------
Net gain from investment securities and futures contracts                       15,431,084
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $17,400,082
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                                                                        JANUARY 31,      JULY 31,
                                                                                                           2005            2004
---------------------------------------------------------------------------------------------------------------------  -------------

OPERATIONS:
  Net investment income                                                                                $  1,968,998    $  2,302,210
---------------------------------------------------------------------------------------------------------------------  -------------
  Net realized gain from investment securities and futures contracts                                      2,492,781       2,709,783
---------------------------------------------------------------------------------------------------------------------  -------------
  Change in net unrealized appreciation of investment securities and futures contracts                   12,938,303      20,303,101
---------------------------------------------------------------------------------------------------------------------  -------------
    Net increase in net assets resulting from operations                                                 17,400,082      25,315,094
---------------------------------------------------------------------------------------------------------------------  -------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                         (1,371,191)     (2,074,514)
---------------------------------------------------------------------------------------------------------------------  -------------
  Institutional Class                                                                                       (42,827)        (58,208)
---------------------------------------------------------------------------------------------------------------------  -------------
    Decrease in net assets resulting from distributions                                                  (1,414,018)     (2,132,722)
---------------------------------------------------------------------------------------------------------------------  -------------
Share transactions-net:
  Investor Class                                                                                        (24,771,276)     15,729,074
---------------------------------------------------------------------------------------------------------------------  -------------
  Institutional Class                                                                                       581,472         596,232
---------------------------------------------------------------------------------------------------------------------  -------------
    Net increase (decrease) in net assets resulting from share transactions                             (24,189,804)     16,325,306
---------------------------------------------------------------------------------------------------------------------  -------------
    Net increase (decrease) in net assets                                                                (8,203,740)     39,507,678
---------------------------------------------------------------------------------------------------------------------  -------------

NET ASSETS:
  Beginning of period                                                                                   239,415,447     199,907,769
---------------------------------------------------------------------------------------------------------------------  -------------
  End of period (including undistributed net investment income of $741,276 and $186,296, respectively) $231,211,707    $239,415,447
---------------------------------------------------------------------------------------------------------------------  -------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2005
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM S&P 500 Index Fund, formerly INVESCO S&P 500 Index Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan and transfer agency fees and expenses and other shareholder recordkeeping fees of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated between the classes based on relative net assets.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.
H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Investor Class and Institutional Class shares to 0.65% and 0.35% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $221,259.

  For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $11,697 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $32,375.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $249,437 for Investor Class shares and $2,404 for Institutional Class shares and AIM reimbursed fees for the Institutional Class shares of $2,290.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Investor Class and Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investor Class shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Investor Class shares. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the six months ended January 31, 2005, the Investor Class shares paid $289,674.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $2,260.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2005, the Fund paid legal fees of $2,659 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FUTURES CONTRACTS

On January 31, 2005, $800,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
         --------------------------------------------------------------
                        NO. OF      MONTH/       MARKET     UNREALIZED
         CONTRACT      CONTRACTS  COMMITMENT     VALUE     APPRECIATION
         --------------------------------------------------------------
         S&P 500 Index    35     March-05/Long $10,339,875   $14,687
         --------------------------------------------------------------

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 July 31, 2010                    $3,073,399
                 ---------------------------------------------
                 July 31, 2011                     5,082,425
                 ---------------------------------------------
                 Total capital loss carryforward  $8,155,824
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $3,888,696 and $23,114,474, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 37,377,386
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (22,676,362)
---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities $ 14,701,024
---------------------------------------------------------------------------------

Cost of investments for tax purposes is $216,414,394.

NOTE 9--SHARE INFORMATION

The Fund currently offers two different classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares and Institutional Class shares are sold at net asset value.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED             YEAR ENDED
                                         JANUARY 31, 2004            JULY 31, 2004
                                     ------------------------  ------------------------
                                       SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Investor Class                      2,328,449  $ 28,168,332   8,158,662  $ 93,393,414
----------------------------------------------------------------------------------------
  Institutional Class                    93,383     1,077,794     134,129     1,499,236
----------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                        110,926     1,349,257     175,553     2,043,181
----------------------------------------------------------------------------------------
  Institutional Class                     3,666        42,827       5,219        58,200
----------------------------------------------------------------------------------------
Reacquired:/(a)/
  Investor Class                     (4,529,173)  (54,288,865) (6,947,424)  (79,707,521)
----------------------------------------------------------------------------------------
  Institutional Class                   (46,203)     (539,149)    (85,170)     (961,204)
----------------------------------------------------------------------------------------
                                     (2,038,952) $(24,189,804)  1,440,969  $ 16,325,306
----------------------------------------------------------------------------------------

/(a)/Amount is net of redemption fees of $1,218 and $29 for Investor Class and Institutional Class shares, respectively, for the six months ended January 31, 2005 and $16,385 and $373 for Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INVESTOR CLASS
                                         --------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                    YEAR ENDED JULY 31,
                                               JANUARY 31,  -------------------------------------------------
                                                  2005         2004      2003       2002       2001      2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  11.60          $  10.41  $   9.59  $  12.78   $  15.36   $ 14.39
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.10/(a)/         0.11      0.10      0.09       0.10      0.11
--------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                   0.80              1.18      0.82     (3.19)     (2.39)     1.09
--------------------------------------------------------------------------------------------------------------
   Total from investment operations           0.90              1.29      0.92     (3.10)     (2.29)     1.20
--------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income        (0.07)            (0.10)    (0.10)    (0.09)     (0.10)    (0.11)
--------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains          --                --        --        --      (0.19)    (0.12)
--------------------------------------------------------------------------------------------------------------
   Total distributions                       (0.07)            (0.10)    (0.10)    (0.09)     (0.29)    (0.23)
--------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of
 beneficial interest                          0.00              0.00      0.00      0.00       0.00      0.00
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  12.43          $  11.60  $  10.41  $   9.59   $  12.78   $ 15.36
--------------------------------------------------------------------------------------------------------------
Total return/(b)/                             7.79%            12.43%     9.73%   (24.33)%   (15.07)%    8.34%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $224,899          $234,090  $195,668  $135,578   $116,309   $92,784
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expenses
   reimbursements                             0.65%/(c)/        0.65%     0.65%     0.65%      0.63%     0.63%
--------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expenses
   reimbursements                             0.85%/(c)/        1.00%     1.05%     1.01%      0.99%     0.95%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                           1.65%/(a)(c)/     0.99%     1.15%     0.84%      0.75%     0.74%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                     2%                2%        1%        3%        43%       13%
--------------------------------------------------------------------------------------------------------------

/(a)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment to average net assets excluding the special dividend are $0.07 and 1.10%, respectively.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of
     $229,850,156.
/(d)/Not annualized for periods less than one year.

                                                       INSTITUTIONAL CLASS
                               ---------------------------------------------------------------------

                                 SIX MONTHS
                                    ENDED                       YEAR ENDED JULY 31,
                                 JANUARY 31,     --------------------------------------------------
                                    2005           2004      2003       2002        2001      2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                          $11.11          $ 9.97  $ 9.23      $ 12.45   $ 15.07      $14.21
---------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             0.11/(a)/       0.13    0.13/(b)/    0.08      0.19/(b)/   0.15
---------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                 0.78            1.14    0.78        (3.11)    (2.44)       1.05
---------------------------------------------------------------------------------------------------
   Total from investment
     operations                    0.89            1.27    0.91        (3.03)    (2.25)       1.20
---------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income              (0.09)          (0.13)  (0.17)       (0.19)    (0.18)      (0.22)
---------------------------------------------------------------------------------------------------
 Distributions from net
   realized gains                    --              --      --           --     (0.19)      (0.12)
---------------------------------------------------------------------------------------------------
   Total distributions            (0.09)          (0.13)  (0.17)       (0.19)    (0.37)      (0.34)
---------------------------------------------------------------------------------------------------
Redemption fees added to
 shares of beneficial interest     0.00            0.00    0.00         0.00      0.00        0.00
---------------------------------------------------------------------------------------------------
Net asset value, end of period   $11.91          $11.11  $ 9.97      $  9.23   $ 12.45      $15.07
---------------------------------------------------------------------------------------------------
Total return/(c)/                  8.00%          12.77%   9.98%      (24.50)%  (15.09)%      8.47%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                  $6,313          $5,325  $4,239      $   338   $   544      $2,627
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets:
 With fee waivers and/or
   expenses reimbursements         0.35%/(d)/      0.35%   0.35%        0.35%     0.35%       0.36%
---------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expenses reimbursements         0.47%/(d)/      0.67%   2.18%        7.36%     1.84%       1.00%
---------------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net assets      1.95%/(a)(d)/   1.29%   1.35%        1.15%     1.03%       1.00%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/          2%              2%      1%           3%       43%         13%
---------------------------------------------------------------------------------------------------

/(a)/Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment to average net assets excluding the special dividend are $0.08 and 1.40%, respectively.
/(b)/Calculated using average shares outstanding.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $5,895,548. /(e)/Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse pay expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

  Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *
  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

Trustees and Officers

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Bruce L. Crockett                                        11 Greenway Plaza
                    Chair                                                    Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Robert H. Graham
James T. Bunch      Vice Chair and President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Mark H. Williamson                                       11 Greenway Plaza
                    Executive Vice President                                 Suite 100
Albert R. Dowden                                                             Houston, TX 77046-1173
                    Lisa O. Brinkley
Edward K. Dunn, Jr. Senior Vice President and Chief Compliance Officer       SUB-ADVISOR
                                                                             INVESCO Institutional (N.A.), Inc.
Jack M. Fields      Russell C. Burk                                          Structured Products Group
                    Senior Vice President                                    1166 Avenue of the Americas, 27th Floor
Carl Frischling                                                              New York City, NY 10036
                    Kevin M. Carome
Robert H. Graham    Senior Vice President, Secretary and Chief Legal Officer TRANSFER AGENT
                                                                             AIM Investment Services, Inc.
Gerald J. Lewis     Sidney M. Dilgren                                        P.O. Box 4739
                    Vice President and Treasurer                             Houston, TX 77210-4739
Prema Mathai-Davis
                    Robert G. Alley                                          CUSTODIAN
Lewis F. Pennock    Vice President                                           State Street Bank and Trust Company
                                                                             225 Franklin Street
Ruth H. Quigley     Stuart W. Coco                                           Boston, MA 02110-2801
                    Vice President
Larry Soll                                                                   COUNSEL TO THE FUND
                    J. Philip Ferguson                                       Ballard Spahr
Mark H. Williamson  Vice President                                           Andrews & Ingersoll, LLP
                                                                             1735 Market Street
                    Karen Dunn Kelley                                        Philadelphia, PA 19103-7599
                    Vice President
                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                             919 Third Avenue
                                                                             New York, NY 10022-3852

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

    Domestic Equity

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Core Stock Fund/1/
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund/1/
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM S&P 500 Index Fund/1/
AIM Select Equity Fund
AIM Small Cap Equity Fund/3/
AIM Small Cap Growth Fund/4/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund

* Domestic equity and income fund


    International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund/5/
AIM Global Aggressive Growth Fund
AIM Global Equity Fund/6/
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund

    Sector Equity

AIM Advantage Health Sciences Fund/1/
AIM Energy Fund/1/
AIM Financial Services Fund/1/
AIM Global Health Care Fund
AIM Gold & Precious Metals Fund/1/
AIM Health Sciences Fund/1/
AIM Leisure Fund/1/
AIM Multi-Sector Fund/1/
AIM Real Estate Fund
AIM Technology Fund/1/
AIM Utilities Fund/1/


    Fixed Income

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
Premier Portfolio
Premier U.S. Government Money Portfolio/1/

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
Premier Tax-Exempt Portfolio

    AIM Allocation Solutions

AIM Aggressive Allocation Fund
AIM Conservative Allocation Fund
AIM Moderate Allocation Fund

/1/ The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/ As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/ Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /4/ As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/ As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/ Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. /7/ Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.

     If used after April 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.


     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.

AIMinvestments.com                 I-SPI-SAR-1          A I M Distributors, Inc.

[Your goals. Our solutions.]
 - registered trademark -

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Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts

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

                                                   AIM SMALL COMPANY GROWTH FUND
                            Semiannual Report to Shareholders . January 31, 2005


                                [COVER IMAGE]

                                      FORMERLY INVESCO SMALL COMPANY GROWTH FUND

                                [YOUR GOALS. OUR SOLUTIONS.]
                                  - REGISTERED TRADEMARK -
                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM SMALL COMPANY GROWTH FUND seeks to provide long-term capital growth

.. Unless otherwise stated, information in this report is as of 1/31/05 and is based on total net assets.


.. Effective 10/15/04, INVESCO Small Company Growth Fund was renamed AIM Small Company Growth Fund.

ABOUT SHARE CLASSES

.. Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

.. Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

.. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.

.. Portfolio turnover is greater than that of most funds, which may affect performance.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --registered trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. The unmanaged Russell 2000 --registered trademark-- Growth Index is a subset of the unmanaged Russell 2000 --registered trademark-- Index, which represents the performance of the stocks of small-capitalization companies; the Growth subset measures the performance of Russell 2000 companies with higher price/book ratios and higher forecasted growth values.

.. The unmanaged Lipper Small-Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes. Performance of an index of funds reflects fund expenses; performance of a market index does not.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's Form N-Q filings are available on the SEC's website sec.gov. Copies of the fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125. The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED     MAY LOSE VALUE    NO BANK GUARANTEE

AIMINVESTMENTS.COM

[GRAHAM PHOTO]

ROBERT H. GRAHAM

[WILLIAMSON PHOTO]

MARK H. WILLIAMSON

[CROCKETT PHOTO]

BRUCE L. CROCKETT

Dear Fellow Shareholder of The AIM Family of Funds --registered trademark-- :

NEW BOARD CHAIR

It is our pleasure to introduce you to Bruce Crockett, the new Chair of the Board of Trustees of the AIM Funds. Bob Graham has served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent Fund trustee, meaning a trustee who is not an officer of the Fund's investment advisor, serve as Chair of the Funds' Board. In addition, a similar provision was included in the terms of AIM Advisors' recent settlements with certain regulators. Accordingly, the AIM Funds' Board elected Mr. Crockett, one of the 13 independent trustees on the AIM Funds' Board, as Chair. His appointment became effective on October 4, 2004. Mr. Graham remains on the Funds' Board as Vice Chair and President, as does Mark Williamson, President and Chief Executive Officer of AIM Investments --registered trademark--. Mr. Graham also remains Chair of AIM Investments.

     Mr. Crockett has been a member of the AIM Funds' Board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent Chair of the Funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of Fund shareholders, and we at AIM share that commitment.

MARKET CONDITIONS DURING THE FISCAL YEAR

After rising 9.23% in the fourth quarter of 2004, the S&P 500 Index declined by 2.44% in January 2005. The market's January performance disappointed some investors who were looking for the so-called "January effect," in which positive returns in January supposedly portend a strong stock market for the full year. Nonetheless, many equity investors took comfort in the fact that the S&P 500 Index rose 8.15% for the six months covered by this report.

     Bond returns were solid despite the fact that the U.S. Federal Reserve began raising short-term interest rates during 2004. For the six-month reporting period, the Lehman U.S. Aggregate Bond Index, which represents the performance of investment-grade bonds, returned 3.81%; the Lehman High Yield Index, which represents the performance of high yield securities, rose 8.03%; and the Lehman Municipal Bond Index, which represents the performance of investment-grade municipal securities, rose 4.80%. (All three Lehman indexes are compiled by Lehman Brothers, the global investment bank.)

     All in all, 2004 was a good year for most American investors. Profit growth of U.S. corporations was generally positive, and the decline in the value of the dollar boosted returns from foreign holdings. U.S. gross domestic product (GDP) grew 4.4% for all of 2004. Business economists responding to a December 2004 BusinessWeek survey foresaw GDP growth of 3.5% in 2005, a level higher than the post-World War II average of 3.4%. Also, the Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during February and remained in very strong territory.

     Of course, none of this can guarantee that 2005 will be another year of positive returns for equity or fixed-income investors. Over the short term, the only sure thing about the markets is their unpredictability. Hence, we have always urged shareholders to maintain a long-term investment perspective, to make sure their portfolio of investments is suitably diversified, and to contact their financial advisors any time they have questions or concerns about their investments or the markets.

YOUR FUND

The following pages present a discussion of how your Fund invests, how it performed compared to pertinent benchmarks during the reporting period and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often. Updated information on your Fund is always available there, as well as general information on a variety of investing topics.

     As always, AIM remains committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON
---------------------------------            --------------------------------
Robert H. Graham                             Mark H. Williamson
Chair, AIM Investments                       CEO & President, AIM Investments
President & Vice Chair, AIM Funds            Trustee, AIM Funds

March 1, 2005

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Stocks, as measured by most domestic market indexes, rallied in the fourth quarter of 2004. The market upswing, combined with strong stock selection, enabled the Fund to post double-digit returns for the six months ended January 31, 2005.

FUND VS. INDEXES

Total returns, 7/31/04-1/31/05, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                         14.49%
Class B Shares                         14.13
Class C Shares                         14.17
Class K Shares                         14.44
Investor Class Shares                  14.59
S&P 500 Index (Broad Market Index)      8.15
Russell 2000 Growth Index
 (Style-specific Index)                13.48
Lipper Small-Cap Growth Fund Index
 (Peer Group Index)                    13.04

Source: Lipper, Inc.

For the reporting period, small-cap stocks outperformed large-cap stocks. The Fund's focus on small-cap stocks enabled it to outperform the large-cap oriented S&P 500 Index. The Fund also posted higher returns than the Russell 2000 Growth Index and the Lipper Small-Cap Growth Fund Index. Strong stock selections in information technology, financials, energy, health care and industrials helped the Fund outperform both its style-specific index and Lipper peer group.

HOW WE INVEST

On October 1, 2004, changes were made to the Fund's portfolio management team with the objective of improving long-term performance. Please see the biographical section on the next page for information on the new management team. Our goal is to produce consistent, strong, risk-adjusted returns for long-term investors. We use a bottom-up approach to investing, selecting stocks based on an analysis of individual companies. Our focus is on small-cap stocks of companies with high growth potential, as demonstrated by consistent and accelerating earnings growth. The Fund's stock selection process is based on a rigorous three-step process that includes quantitative, fundamental and valuation analysis to identify stocks of companies that exhibit consistent, sustainable, above average earnings growth potential. We believe it is only through in-depth fundamental research that includes careful financial statement analysis and meetings with company management teams that these opportunities can be found.

     In positioning the Fund, we use a "barbell approach," which involves exposure to more aggressive, cyclically sensitive stocks as well as high-quality, less aggressive stocks. This positioning is designed to potentially benefit investors in the event of a market rally while providing some downside protection if markets weaken. For example, at the close of the reporting period, approximately 60% of the Fund's assets were invested in three sectors that are generally considered more cyclically sensitive: information technology, consumer discretionary and industrials. These sectors led the market rally and the Fund's information and industrials holdings contributed the most to its fourth-quarter performance.

MARKET CONDITIONS AND YOUR FUND

Stocks, as measured by the S&P 500 Index, rose over the six-month reporting period, as major economic indicators were generally positive. Gross domestic product, the broadest measure of overall economic activity, rose at annualized rates of 4.0% and 3.8% in the third and fourth quarters of 2004, respectively. In its January 2005 Beige Book report, the U.S. Federal Reserve Board (the Fed) noted that "economic activity continued to expand from late November to early January." Specifically, the Fed reported that consumer spending--a key component of economic growth--was generally higher since its December 2004 analysis of the economy.

     Most of the S&P 500 Index's gains were recorded in the fourth quarter of 2004. The index rose after the price of oil peaked in October and the U.S. presidential campaign drew to a close. The Fund was in a favorable position to take advantage of this rally, which was generally led by small cap growth stocks.

PORTFOLIO COMPOSITION
By sector

                 [PIE CHART]
Consumer Discretionary                   16.6%
Financials                                8.7%
Energy                                    2.4%
Materials                                 2.8%
Money Market Funds and Other Assets
Less Liabilities                          2.5%
Information Technology                   26.9%
Health Care                              23.1%
Industrials                              17.0%

TOP 10 EQUITY HOLDINGS*
 1. Investors Financial Services Corp.    1.6%
 2. Blount International, Inc.            1.5
 3. EnerSys                               1.5
 4. Ceridian Corp.                        1.4
 5. TNS Inc.                              1.3
 6. Radio One, Inc.-Class D               1.3
 7. Aeroflex Inc.                         1.2
 8. OfficeMax Inc.                        1.2
 9. Community Health Systems Inc.         1.2
10. Linens 'n Things, Inc.                1.2

TOP 10 INDUSTRIES*
 1. Biotechnology                         6.2%
 2. Application Software                  6.1
 3. Pharmaceuticals                       5.4
 4. Semiconductors                        4.2
 5. Electronic Equipment Manufacturers    4.1
 6. Health Care Equipment                 4.0
 7. Health Care Services                  3.7
 8. Asset Management & Custody Banks      3.5
 9. Semiconductor Equipment               3.4
10. Diversified Commercial Services       3.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

The Fund's exposure to more cyclically sensitive stocks also helped fourth-quarter performance. For instance, the increase in consumer spending, as noted in the Fed's Beige Book, helped consumer discretionary stocks, while an increase in manufacturing, also cited in the report, benefited industrials stocks.

     Since taking over management of the Fund, we have made a number of changes to the portfolio. The most significant increase in the Fund's sector weightings was in industrials, which could benefit from an improving economy.

     The timely repositioning of the portfolio benefited fund performance. Sectors that contributed the most to performance were information technology, financials and health care. Information technology and health care are typical growth sectors and were the Fund's two largest sector weightings at the close of the reporting period. After struggling for much of 2004, these sectors rallied in the fourth quarter enhancing fund performance. Within technology, our positions in computers and peripherals, electronic equipment and instruments and IT generally outperformed those of the Russell 2000 Growth Index. Within health care, our positions in biotechnology, health care providers and services and pharmaceuticals on average posted better returns than the index.

     Stocks that performed well for the Fund included Investors Financial Services, which provides asset administration services for the financial industry through its wholly owned subsidiary, Investors Bank & Trust. Consistent with our investment strategy, we strive to identify leading growth companies with sustainable competitive advantages, strong growth prospects and sound management teams. We believe that Investors Financial Services possesses these key characteristics.

     In our opinion, another company that exhibits these qualities is CB Richard Ellis Group, which also enhanced fund performance. An industry leader, the company is the world's largest commercial real estate services company with operations in more than 48 countries. As a result of its size and geographically diverse presence, the company is often able to provide a broader range of expertise and services than many of its smaller competitors.

     Detracting from performance was Sirva, a global relocation company with operations in more than 40 countries. The firm provides services to a diverse customer base, including transferring corporate and government employees and moving individual clients. Its stock declined as the company revised its 2004 earnings estimates. While this is a relevant short-term issue, we believe Sirva is a strong company that has continued to expand its business by continuing its tradition of taking advantage of new business opportunities.

     Gander Mountain Company, a specialty retailer catering to outdoor enthusiasts, also detracted from our performance. The stock declined as Gander Mountain lowered its profit and sales forecast for its 2004 fiscal year. The Fund no longer owns the stock.

TOTAL NET ASSETS               $556.2 million
TOTAL NUMBER OF HOLDINGS*                 144

IN CLOSING

While we are pleased we have delivered strong relative returns for our shareholders, our goal is to produce consistent returns over the long-term. We believe this long-term investment horizon enables us to potentially capitalize on the opportunities created by normal market volatility. As a result, we encourage shareholders to avoid placing undue emphasis on short-term relative performance and instead measure the success of our investment process over the long term.

The views and opinions expressed in Management's Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

          See important Fund and index disclosures inside front cover.

[RUSHIN PHOTO]

JAY K. RUSHIN, Chartered Financial Analyst and Portfolio Manager, is manager of AIM Small Company Growth Fund. He began his investment career in 1994 when he joined AIM as a portfolio administrator. In 1996, he left AIM to work as an associate equity analyst at Prudential Securities. He returned to AIM as an equity analyst on AIM's small-cap funds in 1998 and was promoted to senior analyst in 2000. He was promoted to portfolio manager in 2001. A native of Gaithersburg, MD, Mr. Rushin holds a B.A. in English from Florida State University.

Assisted by the Aggressive Growth Team

                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE RECORD, PLEASE TURN TO PAGE 5.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004, to January 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2005, appear in the table "Fund vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                      HYPOTHETICAL
                                           ACTUAL             (5% annual return before expenses)

           Beginning Account   Ending Account     Expenses     Ending Account       Expenses
 Share           Value             Value        Paid During        Value           Paid During
 Class        (08/01/04)        01/31/05)/1/     Period/2/       (01/31/05)          Period/2/
   A          $  1,000.00       $   1,144.90    $      8.03     $   1,017.65       $      7.56
   B          $  1,000.00       $   1,141.30    $     11.57     $   1,014.33       $     10.89
   C          $  1,000.00       $   1,141.70    $     11.57     $   1,014.33       $     10.89
   K          $  1,000.00       $   1,144.40    $      8.57     $   1,017.14       $      8.06
Investor      $  1,000.00       $   1,145.90    $      7.50     $   1,018.15       $      7.05

/1/ The actual ending account value is based on the actual total return of the Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2005, appear in the table "Fund vs. Indexes" on page 2.

/2/ Expenses are equal to the Fund's annualized expense ratio, 1.49%, 2.15%, 2.15%, 1.59%, 1.39% for Class A, B, C, K and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                            [ARROW
                                            BUTTON    For More Information Visit
                                            IMAGE]    AIMINVESTMENTS.COM

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended 1/31/05, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/05, including applicable sales charges

Class A Shares
Inception (3/28/02)            0.32%
  1 Year                      -2.83

Class B Shares
Inception (3/28/02)            0.63%
  1 Year                      -2.83

Class C Shares
Inception (2/14/00)          -10.35%
  1 Year                       1.17

Class K Shares
Inception (12/14/01)           0.57%
  1 Year                       2.75

Investor Class Shares
10 Years                       9.65%
 5 Years                      -6.37
 1 Year                        3.00

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 12/31/04, the most recent calendar quarter end.

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/04, including applicable sales charges

Class A Shares
Inception (3/28/02)            2.00%
  1 Year                       6.71

Class B Shares
Inception (3/28/02)            2.40%
  1 Year                       7.27

Class C Shares
Inception (2/14/00)           -9.67%
  1 Year                      11.16

Class K Shares
Inception (12/14/01)           2.10%
  1 Year                      12.78

Investor Class Shares
10 Years                       9.93%
 5 Years                      -6.38
 1 Year                       13.04

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

     The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses for the fund's Class A, B, C and K shares, performance would have been lower.

FINANCIALS

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)


                                                                    MARKET
                                                       SHARES       VALUE
  ----------------------------------------------------------------------------
  COMMON STOCKS & OTHER EQUITY INTERESTS-97.54%

  AIRLINES-0.43%
  AirTran Holdings, Inc./(a)/                            279,000 $   2,382,660
  ----------------------------------------------------------------------------

  Apparel Retail-2.58%
  Aeropostale, Inc./(a)(b)/                              200,000     5,558,000
  ----------------------------------------------------------------------------
  Gymboree Corp. (The)/(a)/                              170,000     2,189,600
  ----------------------------------------------------------------------------
  Hot Topic, Inc./(a)/                                   163,500     3,168,630
  ----------------------------------------------------------------------------
  Pacific Sunwear of California, Inc./(a)(b)/            140,000     3,428,600
  ----------------------------------------------------------------------------
                                                                    14,344,830
  ----------------------------------------------------------------------------

  APPAREL, ACCESSORIES & LUXURY GOODS-0.46%
  Hartmarx Corp./(a)/                                    300,000     2,565,000
  ----------------------------------------------------------------------------

  APPLICATION SOFTWARE-6.15%
  Catapult Communications Corp./(a)/                     150,000     3,345,000
  ----------------------------------------------------------------------------
  Henry (Jack) & Associates, Inc./(b)/                   300,000     6,237,000
  ----------------------------------------------------------------------------
  Hyperion Solutions Corp./(a)(b)/                        60,000     2,882,400
  ----------------------------------------------------------------------------
  Intervoice, Inc./(a)/                                  200,000     2,374,000
  ----------------------------------------------------------------------------
  Open Solutions Inc./(a)/                               200,000     4,364,000
  ----------------------------------------------------------------------------
  RSA Security Inc./(a)/                                 238,000     4,191,180
  ----------------------------------------------------------------------------
  Sonic Solutions/(a)(b)/                                275,000     4,897,750
  ----------------------------------------------------------------------------
  Synopsys, Inc./(a)/                                    225,000     3,825,000
  ----------------------------------------------------------------------------
  Ulticom, Inc./(a)/                                     150,000     2,070,000
  ----------------------------------------------------------------------------
                                                                    34,186,330
  ----------------------------------------------------------------------------

  ASSET MANAGEMENT & CUSTODY BANKS-3.49%
  Affiliated Managers Group, Inc./(a)(b)/                 75,000     4,755,750
  ----------------------------------------------------------------------------
  Investors Financial Services Corp./(b)(c)/             175,000     8,821,750
  ----------------------------------------------------------------------------
  National Financial Partners Corp./(b)/                 150,000     5,860,500
  ----------------------------------------------------------------------------
                                                                    19,438,000
  ----------------------------------------------------------------------------

  AUTO PARTS & EQUIPMENT-1.04%
  Drew Industries Inc./(a)(b)/                           120,000     4,485,600
  ----------------------------------------------------------------------------
  Midas, Inc./(a)/                                        64,000     1,282,560
  ----------------------------------------------------------------------------
                                                                     5,768,160
  ----------------------------------------------------------------------------

  BIOTECHNOLOGY-6.16%
  Amylin Pharmaceuticals, Inc./(a)(b)/                   200,000     4,482,000
  ----------------------------------------------------------------------------
  Corgentech Inc./(a)/                                   250,000     1,542,500
  ----------------------------------------------------------------------------
  CV Therapeutics, Inc./(a)(b)/                          140,000     2,885,400
  ----------------------------------------------------------------------------
  Digene Corp./(a)(b)/                                   195,000     4,993,950
  ----------------------------------------------------------------------------
  Eyetech Pharmaceuticals Inc./(a)(b)/                   120,000     4,423,200
  ----------------------------------------------------------------------------
  Incyte Corp./(a)(b)/                                   200,000     1,792,000
  ----------------------------------------------------------------------------
  Neurocrine Biosciences, Inc./(a)/                       55,000     2,516,250
  ----------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
  ----------------------------------------------------------------------------

  BIOTECHNOLOGY-(CONTINUED)
  OSI Pharmaceuticals, Inc./(a)(c)/                       61,600 $   4,010,160
  ----------------------------------------------------------------------------
  QLT Inc. (Canada)/(a)(b)/                              312,000     5,045,040
  ----------------------------------------------------------------------------
  Rigel Pharmaceuticals, Inc./(a)(b)/                    133,800     2,567,622
  ----------------------------------------------------------------------------
                                                                    34,258,122
  ----------------------------------------------------------------------------

  BROADCASTING & CABLE TV-1.73%
  New Frontier Media, Inc./(a)/                          256,000     2,560,000
  ----------------------------------------------------------------------------
  Radio One, Inc.-Class D/(a)/                           450,000     7,065,000
  ----------------------------------------------------------------------------
                                                                     9,625,000
  ----------------------------------------------------------------------------

  CASINOS & GAMING-0.75%
  Multimedia Games, Inc./(a)(c)/                         250,000     2,202,500
  ----------------------------------------------------------------------------
  Nevada Gold & Casinos, Inc./(a)/                       136,700     1,995,820
  ----------------------------------------------------------------------------
                                                                     4,198,320
  ----------------------------------------------------------------------------

  CATALOG RETAIL-0.40%
  Insight Enterprises, Inc./(a)/                         115,000     2,225,250
  ----------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT-0.73%
  ADTRAN, Inc.                                           227,100     4,067,361
  ----------------------------------------------------------------------------

  COMPUTER HARDWARE-0.53%
  Intergraph Corp./(a)(b)/                               100,000     2,971,000
  ----------------------------------------------------------------------------

  COMPUTER STORAGE & PERIPHERALS-1.21%
  Applied Films Corp./(a)(b)/                            200,000     4,274,000
  ----------------------------------------------------------------------------
  Electronics for Imaging, Inc./(a)/                     145,500     2,473,500
  ----------------------------------------------------------------------------
                                                                     6,747,500
  ----------------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING-0.93%
  Perini Corp./(a)(b)/                                   300,000     5,184,000
  ----------------------------------------------------------------------------

  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-3.01%
  Astec Industries, Inc./(a)/                            101,000     1,745,280
  ----------------------------------------------------------------------------
  Joy Global Inc./(c)/                                   115,050     3,213,346
  ----------------------------------------------------------------------------
  Oshkosh Truck Corp./(b)/                                43,600     3,199,804
  ----------------------------------------------------------------------------
  Terex Corp./(a)(b)/                                     64,500     2,776,725
  ----------------------------------------------------------------------------
  Wabash National Corp./(a)(b)/                          228,700     5,804,406
  ----------------------------------------------------------------------------
                                                                    16,739,561
  ----------------------------------------------------------------------------

  CONSUMER FINANCE-1.43%
  ACE Cash Express, Inc./(a)(b)/                         150,000     3,960,000
  ----------------------------------------------------------------------------
  Advanta Corp.-Class B                                  175,000     3,983,000
  ----------------------------------------------------------------------------
                                                                    7,943,000
  ----------------------------------------------------------------------------

  DATA PROCESSING & OUTSOURCED SERVICES-1.35%
  Ceridian Corp./(a)/                                    425,000     7,522,500
  ----------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
  ----------------------------------------------------------------------------

  DISTRIBUTORS-0.36%
  Design Within Reach Inc./(a)/                          125,000 $   1,988,750
  ----------------------------------------------------------------------------

  DIVERSIFIED COMMERCIAL SERVICES-3.12%
  G & K Services, Inc.-Class A/(b)/                      125,000     5,573,750
  ----------------------------------------------------------------------------
  Jackson Hewitt Tax Service Inc./(b)/                   120,000     2,673,600
  ----------------------------------------------------------------------------
  Navigant Consulting, Inc./(a)(b)/                      125,000     2,991,250
  ----------------------------------------------------------------------------
  SOURCECORP, Inc./(a)/                                  150,000     2,700,000
  ----------------------------------------------------------------------------
  Standard Parking Corp./(a)/                            225,000     3,413,250
  ----------------------------------------------------------------------------
                                                                    17,351,850
  ----------------------------------------------------------------------------

  ELECTRICAL COMPONENTS & EQUIPMENT-2.75%
  EnerSys/(a)/                                           543,400     8,232,510
  ----------------------------------------------------------------------------
  LSI Industries Inc.                                    297,800     3,400,876
  ----------------------------------------------------------------------------
  Ultralife Batteries, Inc./(a)/                         200,000     3,646,000
  ----------------------------------------------------------------------------
                                                                    15,279,386
  ----------------------------------------------------------------------------

  ELECTRONIC EQUIPMENT MANUFACTURERS-4.07%
  Aeroflex Inc./(a)(b)/                                  700,000     6,734,000
  ----------------------------------------------------------------------------
  Identix Inc./(a)/                                      221,500     1,404,310
  ----------------------------------------------------------------------------
  Lipman Electronic Engineering Ltd. (Israel)            161,100     4,723,452
  ----------------------------------------------------------------------------
  Measurement Specialties, Inc./(a)/                     150,000     3,853,500
  ----------------------------------------------------------------------------
  Photon Dynamics, Inc./(a)(b)/                          275,000     5,937,250
  ----------------------------------------------------------------------------
                                                                    22,652,512
  ----------------------------------------------------------------------------

  ELECTRONIC MANUFACTURING SERVICES-0.54%
  Staktek Holdings Inc./(a)/                             750,000     3,030,000
  ----------------------------------------------------------------------------

  EMPLOYMENT SERVICES-2.48%
  Heidrick & Struggles International, Inc./(a)/          103,150     3,409,108
  ----------------------------------------------------------------------------
  Hudson Highland Group, Inc./(a)/                        52,600     1,535,394
  ----------------------------------------------------------------------------
  Labor Ready, Inc./(a)(b)/                              350,000     5,544,000
  ----------------------------------------------------------------------------
  Resources Connection, Inc./(a)(b)(c)/                   65,000     3,315,650
  ----------------------------------------------------------------------------
                                                                    13,804,152
  ----------------------------------------------------------------------------

  HEALTH CARE EQUIPMENT-3.98%
  Adeza Biomedical Corp./(a)/                            251,500     3,996,335
  ----------------------------------------------------------------------------
  Cytyc Corp./(a)/                                       139,500     3,494,475
  ----------------------------------------------------------------------------
  IntraLase Corp./(a)/                                   105,502     2,426,546
  ----------------------------------------------------------------------------
  Kyphon Inc./(a)/                                       125,000     3,433,750
  ----------------------------------------------------------------------------
  PerkinElmer, Inc.                                      145,000     3,333,550
  ----------------------------------------------------------------------------
  Vnus Medical Technologies/(a)/                         200,000     2,760,000
  ----------------------------------------------------------------------------
  Wright Medical Group, Inc./(a)(b)/                      98,000     2,690,100
  ----------------------------------------------------------------------------
                                                                    22,134,756
  ----------------------------------------------------------------------------

  HEALTH CARE FACILITIES-3.10%
  Community Health Systems Inc./(a)/                     225,000     6,520,500
  ----------------------------------------------------------------------------
  Kindred Healthcare, Inc./(a)/                          190,000     5,204,100
  ----------------------------------------------------------------------------
  Triad Hospitals, Inc./(a)/                             135,000     5,493,150
  ----------------------------------------------------------------------------
                                                                    17,217,750
  ----------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
  ----------------------------------------------------------------------------

  HEALTH CARE SERVICES-3.70%
  Accredo Health, Inc./(a)/                              135,000 $   4,020,300
  ----------------------------------------------------------------------------
  Advisory Board Co. (The)/(a)(b)/                        65,000     2,317,250
  ----------------------------------------------------------------------------
  DaVita, Inc./(a)(c)/                                   131,500     5,517,740
  ----------------------------------------------------------------------------
  Gentiva Health Services, Inc./(a)/                     180,000     2,862,000
  ----------------------------------------------------------------------------
  HealthExtras, Inc./(a)(b)/                             380,827     5,876,161
  ----------------------------------------------------------------------------
                                                                    20,593,451
  ----------------------------------------------------------------------------

  HEALTH CARE SUPPLIES-0.77%
  Advanced Medical Optics, Inc./(a)(b)/                  100,000     4,269,000
  ----------------------------------------------------------------------------

  HOTELS, RESORTS & CRUISE LINES-0.70%
  La Quinta Corp./(a)(b)/                                450,000     3,910,500
  ----------------------------------------------------------------------------

  HOUSEHOLD APPLIANCES-1.54%
  Blount International, Inc./(a)/                        477,000     8,562,150
  ----------------------------------------------------------------------------

  INDUSTRIAL GASES-0.30%
  Airgas, Inc.                                            70,300     1,653,456
  ----------------------------------------------------------------------------

  INDUSTRIAL MACHINERY-2.24%
  Columbus McKinnon Corp./(a)/                           400,000     3,612,000
  ----------------------------------------------------------------------------
  Kadant Inc./(a)(b)/                                    115,000     2,219,500
  ----------------------------------------------------------------------------
  Nordson Corp./(b)/                                      97,700     3,676,451
  ----------------------------------------------------------------------------
  Wolverine Tube, Inc./(a)/                              250,000     2,927,500
  ----------------------------------------------------------------------------
                                                                    12,435,451
  ----------------------------------------------------------------------------

  INTERNET RETAIL-0.38%
  Blue Nile, Inc./(a)(b)/                                 75,000     2,100,000
  ----------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES-1.79%
  Akamai Technologies, Inc./(a)(b)/                      300,000     3,930,000
  ----------------------------------------------------------------------------
  CyberSource Corp./(a)/                                 425,000     2,639,250
  ----------------------------------------------------------------------------
  Digitas Inc./(a)/                                      325,000     3,393,000
  ----------------------------------------------------------------------------
                                                                     9,962,250
  ----------------------------------------------------------------------------

  INVESTMENT BANKING & BROKERAGE-0.74%
  GFI Group Inc./(a)/                                     52,500     1,377,600
  ----------------------------------------------------------------------------
  Knight Trading Group, Inc.-Class A/(a)/                275,000     2,725,250
  ----------------------------------------------------------------------------
                                                                     4,102,850
  ----------------------------------------------------------------------------

  IT CONSULTING & OTHER SERVICES-2.67%
  Acxiom Corp.                                           100,000     2,308,000
  ----------------------------------------------------------------------------
  MPS Group, Inc./(a)(b)/                                250,000     2,822,500
  ----------------------------------------------------------------------------
  Tier Technologies, Inc.-Class B/(a)/                   300,000     2,493,000
  ----------------------------------------------------------------------------
  TNS Inc./(a)/                                          325,000     7,234,500
  ----------------------------------------------------------------------------
                                                                    14,858,000
  ----------------------------------------------------------------------------

  LEISURE FACILITIES-1.04%
  Speedway Motorsports, Inc.                             150,000     5,812,500
  ----------------------------------------------------------------------------

  OIL & GAS EQUIPMENT & SERVICES-1.19%
  Cooper Cameron Corp./(a)/                               50,000     2,820,500
  ----------------------------------------------------------------------------
  Input/Output, Inc./(a)(b)/                             600,000     3,780,000
  ----------------------------------------------------------------------------
                                                                     6,600,500
  ----------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
 -----------------------------------------------------------------------------

 OIL & GAS EXPLORATION & PRODUCTION-1.20%
 Meridian Resource Corp. (The)/(a)/                      450,000 $   2,389,500
 -----------------------------------------------------------------------------
 Spinnaker Exploration Co./(a)(b)/                       130,000     4,262,700
 -----------------------------------------------------------------------------
                                                                     6,652,200
 -----------------------------------------------------------------------------

 PAPER PRODUCTS-1.55%
 Bowater Inc./(b)/                                       125,000     4,750,000
 -----------------------------------------------------------------------------
 Sappi Ltd.-ADR (South Africa)                           300,000     3,867,000
 -----------------------------------------------------------------------------
                                                                     8,617,000
 -----------------------------------------------------------------------------

 PHARMACEUTICALS-5.44%
 AtheroGenics, Inc./(a)(b)/                               85,000     1,576,750
 -----------------------------------------------------------------------------
 Bone Care International, Inc./(a)(b)/                   141,000     3,990,300
 -----------------------------------------------------------------------------
 Endo Pharmaceuticals Holdings Inc./(a)/                 200,000     4,202,000
 -----------------------------------------------------------------------------
 Eon Labs, Inc./(a)(b)/                                  185,000     4,747,100
 -----------------------------------------------------------------------------
 Impax Laboratories, Inc./(a)(b)(c)/                     195,000     3,343,275
 -----------------------------------------------------------------------------
 MGI Pharma, Inc./(a)(b)/                                210,000     4,764,900
 -----------------------------------------------------------------------------
 Salix Pharmaceuticals, Ltd./(a)/                        257,819     3,880,176
 -----------------------------------------------------------------------------
 Valeant Pharmaceuticals International/(b)/              149,500     3,733,015
 -----------------------------------------------------------------------------
                                                                    30,237,516
 -----------------------------------------------------------------------------

 PROPERTY & CASUALTY INSURANCE-0.49%
 United America Indemnity, Ltd.-Class A (Cayman
  Islands)/(a)/                                          150,000     2,700,000
 -----------------------------------------------------------------------------

 PUBLISHING-0.84%
 Reader's Digest Association, Inc. (The)                 290,000     4,674,800
 -----------------------------------------------------------------------------

 REAL ESTATE MANAGEMENT & DEVELOPMENT-0.79%
 CB Richard Ellis Group, Inc.-Class A/(a)(b)/            125,000     4,373,750
 -----------------------------------------------------------------------------

 REINSURANCE-0.50%
 Max Re Capital Ltd. (Bermuda)                           131,100     2,805,540
 -----------------------------------------------------------------------------

 Restaurants-1.70%
 Brinker International, Inc./(a)/                        100,000     3,761,000
 -----------------------------------------------------------------------------
 Ruby Tuesday, Inc./(b)/                                 225,000     5,724,000
 -----------------------------------------------------------------------------
                                                                     9,485,000
 -----------------------------------------------------------------------------

 SEMICONDUCTOR EQUIPMENT-3.42%
 August Technology Corp./(a)(b)/                         321,500     3,128,195
 -----------------------------------------------------------------------------
 Cascade Microtech, Inc./(a)/                            300,000     3,180,000
 -----------------------------------------------------------------------------
 Mattson Technology, Inc./(a)/                           350,000     2,899,750
 -----------------------------------------------------------------------------
 MKS Instruments, Inc./(a)(b)/                           300,000     4,695,000
 -----------------------------------------------------------------------------
 Rudolph Technologies, Inc./(a)(b)/                      325,000     5,118,750
 -----------------------------------------------------------------------------
                                                                    19,021,695
 -----------------------------------------------------------------------------

 SEMICONDUCTORS-4.18%
 AMIS Holdings, Inc./(a)(b)/                             400,000     4,304,000
 -----------------------------------------------------------------------------
 Integrated Circuit Systems, Inc./(a)/                   225,000     4,275,000
 -----------------------------------------------------------------------------
 Integrated Device Technology, Inc./(a)/                 285,000     3,345,900
 -----------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES        VALUE
 ------------------------------------------------------------------------------

 SEMICONDUCTORS-(CONTINUED)
 Integrated Silicon Solution, Inc./(a)(b)/               500,000 $   3,260,000
 ------------------------------------------------------------------------------
 Intersil Corp.-Class A                                  230,000     3,410,900
 ------------------------------------------------------------------------------
 Microsemi Corp./(a)/                                    300,000     4,629,000
 ------------------------------------------------------------------------------
                                                                    23,224,800
 ------------------------------------------------------------------------------

 SPECIALIZED FINANCE-1.28%
 Marlin Business Services Inc./(a)(b)/                   225,000     4,095,000
 ------------------------------------------------------------------------------
 Primus Guaranty, Ltd. (Bermuda)/(a)(b)/                 200,000     3,000,000
 ------------------------------------------------------------------------------
                                                                     7,095,000
 ------------------------------------------------------------------------------

 SPECIALTY CHEMICALS-0.90%
 Nalco Holding Co./(a)(b)/                               258,700     5,005,845
 ------------------------------------------------------------------------------

 SPECIALTY STORES-3.09%
 Bombay Co., Inc. (The)/(a)(b)/                          250,000     1,470,000
 ------------------------------------------------------------------------------
 Cost Plus, Inc./(a)(b)/                                 100,000     2,623,000
 ------------------------------------------------------------------------------
 Linens 'n Things, Inc./(a)/                             250,000     6,475,000
 ------------------------------------------------------------------------------
 OfficeMax Inc./(b)/                                     225,000     6,639,750
 ------------------------------------------------------------------------------
                                                                    17,207,750
 ------------------------------------------------------------------------------

 TECHNOLOGY DISTRIBUTORS-0.29%
 PC Connection, Inc./(a)/                                201,900     1,635,390
 ------------------------------------------------------------------------------

 TRADING COMPANIES & DISTRIBUTORS-1.35%
 MSC Industrial Direct Co., Inc.-Class A                  83,000     2,873,460
 ------------------------------------------------------------------------------
 Watsco, Inc./(b)/                                       134,000     4,637,740
 ------------------------------------------------------------------------------
                                                                     7,511,200
 ------------------------------------------------------------------------------

 TRUCKING-0.68%
 Landstar System, Inc./(a)/                               39,100     1,359,898
 ------------------------------------------------------------------------------
 Sirva Inc./(a)(b)/                                      275,000     2,436,500
 ------------------------------------------------------------------------------
                                                                     3,796,398
 ------------------------------------------------------------------------------
    Total Common Stocks & Other Equity Interests
      (Cost $507,220,047)                                          542,529,742
 ------------------------------------------------------------------------------
 MONEY MARKET FUNDS-2.70%
 Premier Portfolio (Cost $15,006,399)/(d)(e)/         15,006,399    15,006,399
 ------------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.24% (excluding investments
  purchased with cash collateral from securities
  loaned) (Cost $522,226,446)                                      557,536,141
 ------------------------------------------------------------------------------
 INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED
 ------------------------------------------------------------------------------
 MONEY MARKET FUNDS-6.75%
 Premier Portfolio/(d)(e)(f)/                         37,571,230    37,571,230
 ------------------------------------------------------------------------------
    Total Money Market Funds (purchased with cash
      collateral from securities loaned) (Cost
      $37,571,230)                                                  37,571,230
 ------------------------------------------------------------------------------
 TOTAL INVESTMENTS-106.99% (Cost $559,797,676)                     595,107,371
 ------------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(6.99%)                             (38,887,539)
 ------------------------------------------------------------------------------
 NET ASSETS-100.00%                                              $ 556,219,832
 ------------------------------------------------------------------------------

Investment Abbreviations:
ADR - American Depositary Receipt
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.






See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005
(Unaudited)


ASSETS:
Investments, at market value (cost $507,220,047)/*/                   $ 542,529,742
------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $52,577,629)          52,577,629
------------------------------------------------------------------------------------
    Total investments (cost $559,797,676)                               595,107,371
------------------------------------------------------------------------------------
Cash                                                                         72,916
------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       19,226,353
------------------------------------------------------------------------------------
  Fund shares sold                                                          757,356
------------------------------------------------------------------------------------
  Dividends                                                                  84,949
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            97,409
------------------------------------------------------------------------------------
Other assets                                                                 52,848
------------------------------------------------------------------------------------
    Total assets                                                        615,399,202
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                  18,495,380
------------------------------------------------------------------------------------
  Fund shares reacquired                                                  2,268,768
------------------------------------------------------------------------------------
  Options written, at market value (premiums received $579,992)             303,275
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                        126,519
------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            37,571,230
------------------------------------------------------------------------------------
Accrued distribution fees                                                   137,227
------------------------------------------------------------------------------------
Accrued trustees' fees                                                        1,970
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                 221,010
------------------------------------------------------------------------------------
Accrued operating expenses                                                   53,991
------------------------------------------------------------------------------------
    Total liabilities                                                    59,179,370
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 556,219,832
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                         $ 980,300,427
------------------------------------------------------------------------------------
Undistributed net investment income (loss)                               (3,153,248)
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 option contracts                                                      (456,513,759)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and option contracts    35,586,412
------------------------------------------------------------------------------------
                                                                      $ 556,219,832
------------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $ 18,058,945
          ------------------------------------------------------------
          Class B                                         $  6,933,793
          ------------------------------------------------------------
          Class C                                         $  3,128,893
          ------------------------------------------------------------
          Class K                                         $ 95,063,696
          ------------------------------------------------------------
          Investor Class                                  $433,034,505
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                            1,503,809
          ------------------------------------------------------------
          Class B                                              588,001
          ------------------------------------------------------------
          Class C                                              277,395
          ------------------------------------------------------------
          Class K                                            7,938,947
          ------------------------------------------------------------
          Investor Class                                    36,040,799
          ------------------------------------------------------------
          Class A :
            Net asset value per share                     $      12.01
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $12.01 / 94.50%)        $      12.71
          ------------------------------------------------------------
          Class B :
            Net asset value and offering price per share  $      11.79
          ------------------------------------------------------------
          Class C :
            Net asset value and offering price per share  $      11.28
          ------------------------------------------------------------
          Class K :
            Net asset value and offering price per share  $      11.97
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      12.02
          ------------------------------------------------------------

/*/ At January 31, 2005, securities with an aggregate market value of $36,891,928 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,428)                                         $   706,587
---------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (including security lending income of $51,427*)     386,238
---------------------------------------------------------------------------------------------------------
    Total investment income                                                                    1,092,825
---------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                                  2,071,272
---------------------------------------------------------------------------------------------------------
Administrative services fees                                                                      87,212
---------------------------------------------------------------------------------------------------------
Custodian fees                                                                                    35,976
---------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                         18,615
---------------------------------------------------------------------------------------------------------
  Class B                                                                                         19,735
---------------------------------------------------------------------------------------------------------
  Class C                                                                                         12,328
---------------------------------------------------------------------------------------------------------
  Class K                                                                                        217,743
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                                 584,640
---------------------------------------------------------------------------------------------------------
Transfer agent fees                                                                              965,929
---------------------------------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                                            19,224
---------------------------------------------------------------------------------------------------------
Other                                                                                            198,139
---------------------------------------------------------------------------------------------------------
    Total expenses                                                                             4,230,813
---------------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangement                             (59,123)
---------------------------------------------------------------------------------------------------------
    Net expenses                                                                               4,171,690
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  (3,078,865)
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND OPTION CONTRACTS:
Net realized gain from:
  Investment securities                                                                       68,907,437
---------------------------------------------------------------------------------------------------------
  Option contracts written                                                                       257,184
---------------------------------------------------------------------------------------------------------
                                                                                              69,164,621
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                                       12,940,307
---------------------------------------------------------------------------------------------------------
  Option contracts written                                                                       276,717
---------------------------------------------------------------------------------------------------------
                                                                                              13,217,024
---------------------------------------------------------------------------------------------------------
Net gain from investment securities and option contracts                                      82,381,645
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         $79,302,780
---------------------------------------------------------------------------------------------------------

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                                                  JANUARY 31,      JULY 31,
                                                                                     2005            2004
--------------------------------------------------------------------------------------------------------------

OPERATIONS:
 Net investment income (loss)                                                    $  (3,078,865) $ (11,521,342)
--------------------------------------------------------------------------------------------------------------
 Net realized gain from investment securities and option contracts                  69,164,621    220,313,063
--------------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation (depreciation) of investment securities
   and option contracts                                                             13,217,024   (127,383,246)
--------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                             79,302,780     81,408,475
--------------------------------------------------------------------------------------------------------------
Share transactions-net:
 Class A                                                                            11,274,391     (1,089,987)
--------------------------------------------------------------------------------------------------------------
 Class B                                                                             4,788,935      1,459,096
--------------------------------------------------------------------------------------------------------------
 Class C                                                                               924,974       (110,783)
--------------------------------------------------------------------------------------------------------------
 Class K                                                                           (13,718,426)    (4,481,287)
--------------------------------------------------------------------------------------------------------------
 Investor Class                                                                   (128,982,808)  (468,340,735)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from share transactions        (125,712,934)  (472,563,696)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                           (46,410,154)  (391,155,221)
--------------------------------------------------------------------------------------------------------------

NET ASSETS:
 Beginning of period                                                               602,629,986    993,785,207
--------------------------------------------------------------------------------------------------------------
 End of period (including undistributed net investment income (loss) of
   $(3,153,248) and $(74,383), respectively)                                     $ 556,219,832  $ 602,629,986
--------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2005
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Company Growth Fund, formerly INVESCO Small Company Growth Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

                           NET ASSETS          RATE
                           -------------------------
                           First $350 million  0.75%
                           -------------------------
                           Next $350 million   0.65%
                           -------------------------
                           Next $1.3 billion   0.55%
                           -------------------------
                           Next $2 billion     0.45%
                           -------------------------
                           Next $2 billion     0.40%
                           -------------------------
                           Next $2 billion    0.375%
                           -------------------------
                           Over $8 billion     0.35%
                           -------------------------

  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 1.60%, 2.25%, 2.25%, 1.70% and 1.50% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $7,916.
  For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $45,721 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $87,212.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2005, the Fund paid AISI $965,929.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class K Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.45% of the average daily net assets of Class K shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class K and Investor Class shares paid $18,615, $19,735, $12,328, $217,743 and $584,640, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended January 31, 2005 AIM Distributors advised the Fund that it retained $3,744 in front-end sales commissions from the sale of Class A shares and $0, $1,175, $223 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                             UNREALIZED
                  MARKET VALUE  PURCHASES      PROCEEDS    (APPRECIATION) MARKET VALUE DIVIDEND  REALIZED
FUND                07/31/04     AT COST      FROM SALES   (DEPRECIATION)   01/31/05    INCOME  GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Premier Portfolio  $3,265,874  $213,641,160 $(201,900,635)      $--       $15,006,399  $334,811     $--
-----------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                             UNREALIZED
                  MARKET VALUE  PURCHASES      PROCEEDS    (APPRECIATION) MARKET VALUE DIVIDEND  REALIZED
FUND                07/31/04     AT COST      FROM SALES   (DEPRECIATION)   01/31/05   INCOME*  GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Premier Portfolio $20,058,609  $210,376,351 $(192,863,730)      $--       $37,571,230  $ 51,427     $--
-----------------------------------------------------------------------------------------------------------
Total             $23,324,483  $424,017,511 $(394,764,365)      $--       $52,577,629  $386,238     $--
-----------------------------------------------------------------------------------------------------------

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2005, the Fund engaged in purchases and sales of securities of $20,939,750 and $17,539,344, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $5,486.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2005, the Fund paid legal fees of $3,466 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At January 31, 2005, securities with an aggregate value of $36,891,928 were on loan to brokers. The loans were secured by cash collateral of $37,571,230 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $51,427 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
                    -----------------------------------------
                                        CALL OPTION CONTRACTS
                                        -------------------
                                        NUMBER OF   PREMIUMS
                                        CONTRACTS   RECEIVED
                    -----------------------------------------
                    Beginning of period      --    $      --
                    -----------------------------------------
                    Written              10,690      997,313
                    -----------------------------------------
                    Closed               (1,000)    (139,327)
                    -----------------------------------------
                    Exercised              (450)     (73,137)
                    -----------------------------------------
                    Expired              (3,225)    (204,857)
                    -----------------------------------------
                    End of period         6,015    $ 579,992
                    -----------------------------------------

                            OPEN CALLS OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------
                                                                      JANUARY 31,
                                                                         2005       UNREALIZED
                                   CONTRACT STRIKE NUMBER OF PREMIUMS   MARKET     APPRECIATION
                                    MONTH   PRICE  CONTRACTS RECEIVED    VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.            Feb-05   17.5    1,000     48,450    52,500        (4,050)
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.  Feb-05   50.0    1,000    101,998   135,000       (33,002)
------------------------------------------------------------------------------------------------
Joy Global Inc.                     Feb-05   30.0      600     84,499    24,750        59,749
------------------------------------------------------------------------------------------------
Multimedia Games, Inc.              Feb-05   17.5    2,000     87,244     5,000        82,244
------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.           Feb-05   80.0      307     79,754     1,535        78,219
------------------------------------------------------------------------------------------------
Resources Connection, Inc.          Feb-05   55.0      450    109,176    23,625        85,551
------------------------------------------------------------------------------------------------
DaVita, Inc.                        Apr-05  $45.0      658   $ 68,871  $ 60,865      $  8,006
------------------------------------------------------------------------------------------------
Total outstanding options written                    6,015   $579,992  $303,275      $276,717
------------------------------------------------------------------------------------------------

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 July 31, 2010                   $215,067,972
                 ---------------------------------------------
                 July 31, 2011                    306,907,143
                 ---------------------------------------------
                 Total capital loss carryforward $521,975,115
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $634,046,944 and $770,944,059, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $ 51,926,957
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (16,877,017)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 35,049,940
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $560,057,431

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                       CHANGES IN SHARES OUTSTANDING/(A)/
-----------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED               YEAR ENDED
                                                                  JANUARY 31,                  JULY 31,
                                                                     2005                        2004
                                                          --------------------------  --------------------------
                                                             SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   1,116,477  $  13,141,144      864,587  $   9,154,173
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     480,114      5,519,313      164,324      1,842,822
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     167,346      1,813,836    1,766,802     17,696,411
-----------------------------------------------------------------------------------------------------------------
  Class K                                                     269,975      3,129,156    3,093,782     34,174,395
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                            4,592,807     51,843,306   41,851,952    458,943,231
-----------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,169         25,925        8,189         92,775
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,208)       (25,925)      (8,305)       (92,775)
-----------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (161,800)    (1,892,678)    (962,897)   (10,336,935)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     (60,482)      (704,453)     (26,636)      (290,951)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (82,891)      (888,862)  (1,750,220)   (17,807,194)
-----------------------------------------------------------------------------------------------------------------
  Class K                                                  (1,482,264)   (16,847,582)  (3,463,825)   (38,655,682)
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                          (15,983,906)  (180,826,114) (83,507,791)  (927,283,966)
-----------------------------------------------------------------------------------------------------------------
                                                          (11,144,663) $(125,712,934) (41,970,038) $(472,563,696)
-----------------------------------------------------------------------------------------------------------------

/(a)/There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 48% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entity, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                                   -------------------------------------------------
                                                                    SIX MONTHS                            MARCH 28, 2002
                                                                       ENDED         YEAR ENDED JULY 31,   (DATE SALES
                                                                    JANUARY 31,     -------------------   COMMENCED) TO
                                                                       2005             2004       2003      JULY 31,
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.49        $10.00       $ 8.41      $ 11.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.06)/(a)/   (0.14)/(a)/  (0.01)       (0.02)/(a)/
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.58          0.63         1.60        (2.82)
---------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.52          0.49         1.59        (2.84)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 12.01        $10.49       $10.00      $  8.41
---------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                      14.49%         4.90%       18.91%      (25.24)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $18,059        $5,737       $6,372      $ 2,607
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.49%/(c)/    1.60%        1.38%        1.24%/(d)/
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     1.51%/(c)/    1.63%        1.38%        1.24%/(d)/
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.12)%/(c)/  (1.32)%      (0.69)%      (0.74)%/(d)/
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                             115%          130%         119%          99%
---------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $10,550,466. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                                           CLASS B
                                                                   ------------------------------------------------
                                                                    SIX MONTHS                           MARCH 28, 2002
                                                                       ENDED        YEAR ENDED JULY 31,   (DATE SALES
                                                                    JANUARY 31,    -------------------   COMMENCED) TO
                                                                       2005            2004       2003      JULY 31,
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.33        $ 9.91       $ 8.41      $ 11.25
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.10)/(a)/   (0.22)/(a)/  (0.07)       (0.04)/(a)/
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      1.56          0.64         1.57        (2.80)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   1.46          0.42         1.50        (2.84)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.79        $10.33       $ 9.91      $  8.41
--------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                     14.13%         4.24%       17.84%      (25.24)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,934        $1,762       $  408      $    67
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.14%/(c)/    2.25%        2.25%        2.14%/(d)/
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    2.16%/(c)/    2.89%        4.00%        2.14%/(d)/
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           (1.77)%/(c)/  (1.97)%      (1.61)%      (1.68)%/(d)/
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                            115%          130%         119%          99%
--------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $3,914,876. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                                CLASS C
                                         ------------------------------------------------------------------------------
                                          SIX MONTHS                                                       FEBRUARY 14, 2000
                                             ENDED                      YEAR ENDED JULY 31,                   (DATE SALES
                                          JANUARY 31,    -------------------------------------------         COMMENCED) TO
                                             2005            2004       2003       2002          2001          JULY 31,
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 9.88        $ 9.49       $ 8.09   $ 12.54       $ 18.37            $ 20.68
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)               (0.10)/(a)/   (0.20)/(a)/  (0.18)    (0.18)/(a)/   (0.12)/(b)/        (0.00)/(b)/
------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                  1.50          0.59         1.58     (4.27)        (4.78)             (2.31)
------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations          1.40          0.39         1.40     (4.45)        (4.90)             (2.31)
------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized
 gains                                         --            --           --        --         (0.93)                --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $11.28        $ 9.88       $ 9.49   $  8.09       $ 12.54            $ 18.37
------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                           14.17%         4.11%       17.45%   (35.57)%      (27.24)%           (11.17)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $3,129        $1,907       $1,673   $ 1,087       $ 2,034            $ 1,926
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                            2.14%/(d)/    2.25%        2.25%     2.25%         2.13%              1.83%/(e)/
------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                            2.16%/(d)/    3.48%        3.55%     2.70%         2.13%              1.83%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                      (1.77)%/(d)/  (1.97)%      (1.73)%   (1.81)%       (1.12)%            (0.91)%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                  115%          130%         119%       99%          112%               186%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.16) and $(0.04) for the year ended July 31, 2001 and for the period February 14, 2000 (Date sales commenced) to July 31, 2000, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $2,445,547. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                            CLASS K
                                                                   --------------------------------------------------
                                                                                                             DECEMBER 14,
                                                                    SIX MONTHS                                   2001
                                                                       ENDED          YEAR ENDED JULY 31,    (DATE SALES
                                                                    JANUARY 31,     ---------------------     COMMENCED)
                                                                       2005             2004        2003     TO JULY 31,
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.46        $  9.99       $  8.43     $ 11.76
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.07)/(a)/    (0.16)/(a)/   (0.01)      (0.05)/(a)/
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.58           0.63          1.57       (3.28)
----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.51           0.47          1.56       (3.33)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 11.97        $ 10.46       $  9.99     $  8.43
----------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                      14.44%          4.70%        18.51%     (28.32)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $95,064        $95,752       $95,105     $66,451
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.59%/(c)/     1.70%         1.70%       1.17%/(d)/
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     1.61%/(c)/     1.98%         3.12%       1.17%/(d)/
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            (1.22)%/(c)/   (1.42)%       (1.12)%     (0.80)%/(d)/
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                             115%           130%          119%         99%
----------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on annualized average daily net assets of
     $95,985,447.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                               INVESTOR CLASS
                                         --------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED JULY 31,
                                           JANUARY 31,    ---------------------------------------------------------
                                              2005             2004         2003         2002            2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  10.49        $   9.99       $   8.41   $  12.76       $    18.50
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                (0.06)/(a)/     (0.13)/(a)/    (0.00)     (0.01)/(b)/      (0.04)/(a)/
--------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                   1.59            0.63           1.58      (4.34)           (4.77)
--------------------------------------------------------------------------------------------------------------------
   Total from investment operations           1.53            0.50           1.58      (4.35)           (4.81)
--------------------------------------------------------------------------------------------------------------------
Less distributions from net realized
 gains                                          --              --             --         --            (0.93)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  12.02        $  10.49       $   9.99   $   8.41       $    12.76
--------------------------------------------------------------------------------------------------------------------
Total return/(c)/                            14.59%           5.00%         18.79%    (34.09)%         (26.53)%
--------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $433,035        $497,472       $890,227   $800,520       $1,395,113
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                             1.39%/(d)/      1.49%          1.50%      1.45%            1.29%
--------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                             1.41%/(d)/      1.59%          1.67%      1.45%            1.29%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                       (1.02)%/(d)/    (1.21)%        (0.94)%    (1.01)%          (0.28)%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                   115%            130%           119%        99%             112%
--------------------------------------------------------------------------------------------------------------------

                                         -----------


                                         -----------
                                               2000
---------------------------------------------------------
Net asset value, beginning of period     $    13.61
---------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                 (0.00)/(b)/
---------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                    6.88
---------------------------------------------------------
   Total from investment operations            6.88
---------------------------------------------------------
Less distributions from net realized
 gains                                        (1.99)
---------------------------------------------------------
Net asset value, end of period           $    18.50
---------------------------------------------------------
Total return/(c)/                             53.55%
---------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $1,440,445
---------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                              1.20%
---------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                              1.21%
---------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                        (0.34)%
---------------------------------------------------------
Portfolio turnover rate/(e)/                    186%
---------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) and $(0.04) for the year ended July 31, 2002 and 2000, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of
     $465,376,507.
/(e)/Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

Trustees and Officers

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Bruce L. Crockett                                        11 Greenway Plaza
                    Chair                                                    Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Robert H. Graham
James T. Bunch      Vice Chair and President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Mark H. Williamson                                       11 Greenway Plaza
                    Executive Vice President                                 Suite 100
Albert R. Dowden                                                             Houston, TX 77046-1173
                    Lisa O. Brinkley
Edward K. Dunn, Jr. Senior Vice President and Chief Compliance Officer       TRANSFER AGENT
                                                                             AIM Investment Services, Inc.
Jack M. Fields      Russell C. Burk                                          P.O. Box 4739
                    Senior Vice President                                    Houston, TX 77210-4739
Carl Frischling
                    Kevin M. Carome                                          CUSTODIAN
Robert H. Graham    Senior Vice President, Secretary and Chief Legal Officer State Street Bank and Trust Company
                                                                             225 Franklin Street
Gerald J. Lewis     Sidney M. Dilgren                                        Boston, MA 02110-2801
                    Vice President and Treasurer
Prema Mathai-Davis                                                           COUNSEL TO THE FUND
                    Robert G. Alley                                          Ballard Spahr
Lewis F. Pennock    Vice President                                           Andrews & Ingersoll, LLP
                                                                             1735 Market Street
Ruth H. Quigley     Stuart W. Coco                                           Philadelphia, PA 19103-7599
                    Vice President
Larry Soll                                                                   COUNSEL TO THE INDEPENDENT TRUSTEES
                    J. Philip Ferguson                                       Kramer, Levin, Naftalis & Frankel LLP
Mark H. Williamson  Vice President                                           919 Third Avenue
                                                                             New York, NY 10022-3852
                    Karen Dunn Kelley
                    Vice President                                           DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

                                 DOMESTIC EQUITY

AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Core Stock Fund/1/
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund/1/
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM S&P 500 Index Fund/1/
AIM Select Equity Fund
AIM Small Cap Equity Fund/3/
AIM Small Cap Growth Fund/4/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund

* Domestic equity and income fund

                           INTERNATIONAL/GLOBAL EQUITY

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund/5/
AIM Global Aggressive Growth Fund
AIM Global Equity Fund/6/
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund

                                  SECTOR EQUITY

AIM Advantage Health Sciences Fund/1/
AIM Energy Fund/1/
AIM Financial Services Fund/1/
AIM Global Health Care Fund
AIM Gold & Precious Metals Fund/1/
AIM Health Sciences Fund/1/
AIM Leisure Fund/1/
AIM Multi-Sector Fund/1/
AIM Real Estate Fund
AIM Technology Fund/1/
AIM Utilities Fund/1/

                                  FIXED INCOME

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
Premier Portfolio
Premier U.S. Government Money Portfolio/1/

TAX-FREE

AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
Premier Tax-Exempt Portfolio

                            AIM ALLOCATION SOLUTIONS

AIM Aggressive Allocation Fund
AIM Conservative Allocation Fund
AIM Moderate Allocation Fund

/1/The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /4/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. /7/Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.

     If used after April 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.

AIMinvestments.com            I-SCG-SAR-1               A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
- REGISTERED TRADEMARK -


Mutual    Retirement   Annuities   College    Separately   Offshore   Cash
Funds     Products                 Savings    Managed      Products   Management
                                   Plans      Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2.  CODE OF ETHICS.

             There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

             Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

             Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

             Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

             Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

             Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

             None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)     Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Stock Funds

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 6, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 6, 2005


By:      /s/ SIDNEY M. DILGREN
         ------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 6, 2005

                                  EXHIBIT INDEX

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.